Prospectus

Investor and Service Class Shares

May 1, 2005

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Classic ProFunds

Bull

Mid-Cap

Small-Cap

OTC

Dow 30

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

Ultra ProFunds

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraJapan

Inverse ProFunds

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short OTC

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort OTC

UltraSector ProFunds

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Leisure Goods

Mobile Telecommunications

Oil & Gas

Oil Equipment, Services & Distribution

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Currency/Bond Benchmarked ProFunds

U.S. Government Plus

Rising Rates Opportunity 10

Rising Rates Opportunity

Rising U.S. Dollar

Falling U.S. Dollar

Money Market ProFund

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2

4	ProFunds Overview
7	ProFunds Strategies and Risks
13	Classic ProFunds
14	Bull
15	Mid-Cap
16	Small-Cap
17	OTC
18	Dow 30
19	Large-Cap Value
20	Large-Cap Growth
21	Mid-Cap Value
22	Mid-Cap Growth
23	Small-Cap Value
24	Small-Cap Growth
25	Europe 30
26	Ultra ProFunds
27	UltraBull
28	UltraMid-Cap
29	UltraSmall-Cap
30	UltraDow 30
31	UltraOTC
32	UltraJapan
33	Inverse ProFunds
34	Bear
35	Short Mid-Cap
36	Short Small-Cap
37	Short Dow 30
38	Short OTC
39	UltraBear
40	UltraShort Mid-Cap
41	UltraShort Small-Cap
42	UltraShort Dow 30
43	UltraShort OTC
45	UltraSector ProFunds
46	Banks
47	Basic Materials
48	Biotechnology
49	Consumer Goods
50	Consumer Services
51	Financials
52	Health Care
53	Industrials
54	Internet
55	Leisure Goods
56	Mobile Telecommunications
57	Oil & Gas
58	Oil Equipment, Services & Distribution
59	Pharmaceuticals
60	Precious Metals
61	Real Estate
62	Semiconductor
63	Technology
64	Telecommunications
65	Utilities
67	Currency/Bond Benchmarked ProFunds
68	U.S. Government Plus
69	Rising Rates Opportunity 10
70	Rising Rates Opportunity
71	Rising U.S. Dollar
72	Falling U.S. Dollar
73	Money Market ProFund
77	General ProFunds Information
85	Shareholder Services Guide
93	ProFunds Management
97	Financial Highlights

Except for Money Market ProFund, the ProFunds described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark.1

Classic ProFunds

Classic ProFunds seek to provide daily investment results, before fees and expenses, that match (100%) the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Bull	S&P 500 Index®	Match (100%)	Diverse, widely traded, large capitalization
Mid-Cap	S&P MidCap 400TM Index	Match (100%)	Diverse, widely traded, mid-capitalization
Small-Cap	Russell 2000® Index	Match (100%)	Diverse, small capitalization
Dow 30	Dow Jones Industrial AverageTM	Match (100%)	Diverse, widely traded, large capitalization
OTC	NASDAQ-100® Index	Match (100%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market
Large-Cap Value	S&P 500/Barra Value Index	Match (100%)	Diverse, widely traded, large capitalization
Large-Cap Growth	S&P 500/Barra Growth Index	Match (100%)	Diverse, widely traded, large capitalization
Mid-Cap Value	S&P MidCap 400/Barra Value Index	Match (100%)	Diverse, widely traded, mid-capitalization
Mid-Cap Growth	S&P MidCap 400/Barra Growth Index	Match (100%)	Diverse, widely traded, mid-capitalization
Small-Cap Value	S&P SmallCap 600/Barra Value Index	Match (100%)	Diverse, small capitalization
Small-Cap Growth	S&P SmallCap 600/Barra Growth Index	Match (100%)	Diverse, small capitalization
Europe 30	ProFunds Europe 30 Index	Match (100%)	Companies whose principal offices are located in European countries, whose securities are traded in the U.S.

Ultra ProFunds

Ultra ProFunds seek to provide daily investment results, before fees and expenses, that double (200%) the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
UltraBull	S&P 500 Index	Double (200%)	Diverse, widely traded, large capitalization
UltraMid-Cap	S&P MidCap 400 Index	Double (200%)	Diverse, widely traded, mid-capitalization
UltraSmall-Cap	Russell 2000 Index	Double (200%)	Diverse, small capitalization
UltraDow 30	Dow Jones Industrial Average	Double (200%)	Diverse, widely traded, large capitalization
UltraOTC	NASDAQ-100 Index	Double (200%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market
UltraJapan	Nikkei 225 Stock Average	Double (200%)	Large capitalization, widely traded Japanese stocks

Inverse ProFunds

Inverse ProFunds seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Bear	S&P 500 Index	100% of the Inverse	Diverse, widely traded, large capitalization
Short Mid-Cap	S&P MidCap 400 Index	100% of the Inverse	Diverse, widely traded, mid-capitalization
Short Small-Cap	Russell 2000 Index	100% of the Inverse	Diverse, small capitalization
Short Dow 30	Dow Jones Industrial Average	100% of the Inverse	Diverse, widely traded, large capitalization
Short OTC	NASDAQ-100 Index	100% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market
UltraBear	S&P 500 Index	200% of the Inverse	Diverse, widely traded, large capitalization
UltraShort Mid-Cap	S&P MidCap 400 Index	200% of the Inverse	Diverse, widely traded, mid-capitalization
UltraShort Small-Cap	Russell 2000 Index	200% of the Inverse	Diverse, small capitalization
UltraShort Dow 30	Dow Jones Industrial Average	200% of the Inverse	Diverse, widely traded, large capitalization
UltraShort OTC	NASDAQ-100 Index	200% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

[1]	A benchmark may be any standard of investment performance to which a mutual fund seeks to match or correlate its performance. Non-money market ProFunds utilize the performance of an index, security or a multiple or inverse multiple thereof as their benchmark. For example, UltraBull ProFund has a daily benchmark of twice the daily return of the S&P 500 Index®.

4 4 < ProFunds Overview	< ProFunds Overview

UltraSector ProFunds

UltraSector ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-half times (150%) the daily price performance of an index.

ProFund	Index	Daily Benchmark	Types of Companies in Index
Banks	Dow Jones U.S. Banks Index	150%	Securities representing the banking industry in the U.S. equity market
Basic Materials	Dow Jones U.S. Basic Materials Sector Index	150%	Securities within the basic materials sector of the U.S. equity market
Biotechnology	Dow Jones U.S. Biotechnology Index	150%	Securities representing the biotechnology industry in the U.S. equity market
Consumer Goods	Dow Jones U.S. Consumer Goods Index	150%	Securities within the consumer goods industry of the U.S. equity market
Consumer Services	Dow Jones U.S. Consumer Services Index	150%	Securities within the consumer services industry of the U.S. equity market
Financials	Dow Jones U.S. Financials Index	150%	Securities within the financial sector of the U.S. equity market
Health Care	Dow Jones U.S. Health Care Index	150%	Securities within the health care sector of the U.S. equity market
Industrials	Dow Jones U.S. Industrials Index	150%	Securities within the industrial sector of the U.S. equity market
Internet	Dow Jones Composite Internet Index	150%	U.S. equity securities of companies that generate the majority of their revenue from the Internet
Leisure Goods	Dow Jones U.S. Leisure Goods Index	150%	Securities representing the leisure goods industry in the U.S. equity market
Mobile Telecommunications	Dow Jones U.S. Mobile Telecommunications Index	150%	Securities representing the mobile telecommunications industry in the U.S. equity market
Oil & Gas	Dow Jones U.S. Oil & Gas Index	150%	Securities within the oil and gas sector of the U.S. equity market
Oil Equipment, Services & Distribution	Dow Jones U.S. Oil Equipment, Services & Distribution Index	150%	Securities representing the oil, equipment, services and distribution industry in the U.S. equity market
Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	150%	Securities representing the pharmaceuticals industry in the U.S. equity market
Precious Metals	Dow Jones Precious Metals Index	150%	Securities of companies involved in the mining of precious metals
Real Estate	Dow Jones U.S. Real Estate Index	150%	Securities representing the real estate industry in the U.S. equity market
Semiconductor	Dow Jones U.S. Semiconductor Index	150%	Securities representing the semiconductor industry in the U.S. equity market
Technology	Dow Jones U.S. Technology Sector Index	150%	Securities within the technology sector of the U.S. equity market
Telecommunications	Dow Jones U.S. Telecommunications Sector Index	150%	Securities within the telecommunications sector of the U.S. equity market
Utilities	Dow Jones U.S. Utilities Sector Index	150%	Securities within the utilities sector of the U.S. equity market

Currency/Bond Benchmarked ProFunds

Currency/Bond Benchmarked ProFunds seek to provide daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily performance, match (100%) the daily performance, or the inverse daily performance, of the price of the most recently issued 10-year U.S. Treasury Note, 30-year U.S. Treasury Bond or their benchmark indexes.

ProFund	Security	Daily Benchmark	Description of Security or Index
U.S. Government Plus	Most recently issued 30-year U.S. Treasury Bond	125%	U.S. Treasury securities
Rising Rates Opportunity 10	Most recently issued 10-year U.S. Treasury Note	100% of the Inverse	U.S. Treasury securities
Rising Rates Opportunity	Most recently issued 30-year U.S. Treasury Bond	125% of the Inverse	U.S. Treasury securities
Rising U.S. Dollar	US Dollar Index®	Match (100%)	The performance of the U.S. Dollar against the change in value of six foreign currencies
Falling U.S. Dollar	US Dollar Index®	100% of the Inverse	The performance of the U.S. Dollar against the change in value of six foreign currencies

An investment in a ProFund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds are not guaranteed to achieve their investment objectives, and an investment in a ProFund could lose money. No single ProFund is a complete investment program. ProFunds does not limit the frequency or amount of exchanges.

ProFunds Overview > 5 ProFunds Overview >	5

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6

ProFunds Strategies and Risks

“In seeking to achieve each non-money market ProFund’s investment objective, ProFund Advisors takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the movement of its benchmark.”

ProFunds Strategies and Risks >	7

ProFunds Strategies and Risks

Discussion of Principal Strategies

The following discussion of investment strategies covers all ProFunds, except Money Market ProFund which is described on page 74 of this Prospectus.

ProFunds are designed to correspond to a daily benchmark, before fees and expenses, such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance, or a multiple of the inverse of the daily price performance, of an index or security.

In seeking to achieve each non-money market ProFund’s investment objective, ProFund Advisors:

>	uses a mathematical approach to investing to determine the type, quantity and mix of investment positions that a ProFund should hold to simulate the performance of its benchmark;
>	takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the movement of its benchmark;
>	may not have investment exposure to all securities or components in the index underlying each ProFund’s benchmark, or each ProFund’s weighting of investment in such securities or industries may be different from that of the index;
>	may utilize a variety of securities and financial instruments in pursuing its investment objective, including investment contracts whose value is derived from the value of an underlying asset, interest rate, index or currency such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions;
>	seeks to remain fully invested at all times in securities or financial instruments that provide exposure to each ProFund’s benchmark without regard to market conditions, trends or direction and does not take temporary defensive positions; and
>	may invest in securities or instruments that are not included in the index underlying its benchmark or may weight certain stocks or industries differently than the index if ProFund Advisors believes it is appropriate in view of the ProFund’s investment objective, including money market instruments and other income producing instruments.

Each ProFund may substitute a different index or security for the index or security underlying its benchmark and does not seek to provide correlation with its benchmark over a period of time other than daily. ProFund Advisors does not invest the assets of the ProFunds in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends in managing the assets of the ProFunds. The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the following ProFunds seek their investment objectives by committing at least 80% of their assets to investments that have economic characteristics similar to the type of investment suggested by their names and that, in combination, should have similar daily return characteristics as their benchmarks: all Mid-Cap, Small-Cap and Large-Cap ProFunds, Dow 30 ProFund, OTC ProFund, Europe 30 ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Short Dow 30 ProFund, Short OTC ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, U.S. Government Plus ProFund and all UltraSector ProFunds. The investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, money market instruments, or a combination of the foregoing. The ProFunds subject to this policy will provide shareholders with at least 60 days’ prior notice of any change in the policy.

Discussion of Principal Risks

Like all investments, investing in the ProFunds entails risks. Many factors affect the value of an investment in the ProFunds. The factors most likely to have a significant impact on each ProFund’s portfolio are called “principal risks.” The principal risks for each ProFund are identified in each ProFund’s description and are described below. A ProFund may be subject to risks in addition to those identified as principal risks and risks other than those described below. The Statement of Additional Information contains more information about the ProFunds, their investment strategies and related risks.

The following risks apply to the ProFunds, as noted:

Active Investor Risk (All ProFunds). ProFund Advisors expects a significant portion of the assets invested in the ProFunds to come from professional money managers and investors who use ProFunds as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the ProFunds may negatively impact a ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Aggressive Investment Technique Risk (All ProFunds except Money Market ProFund). The ProFunds use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques, particularly when used to create leverage, may expose the ProFunds to potentially dramatic changes (losses) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The Funds’ investment in financial instruments may involve a small investment relative to the amount of risk assumed. Financial instruments are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, credit risk and counterparty risk. The use of aggressive investment techniques also exposes a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a ProFund’s benchmark index, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each ProFund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired.

Concentration Risk (Dow 30, UltraDow 30, Short Dow 30, UltraShort Dow 30 and UltraSector ProFunds). Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a fund will be more susceptible to the risks associated with that industry

8	< ProFunds Strategies and Risks

ProFunds Strategies and Risks

than a fund that does not concentrate its investments. In addition, each of Large-Cap Value, Large-Cap Growth, Short Mid-Cap, Short Small-Cap, Short OTC, UltraShort Mid-Cap, UltraShort Small-Cap, U.S. Government Plus, Rising Rates Opportunity and Rising Rates Opportunity 10 ProFunds is likely to concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance.

Correlation Risk (All ProFunds except Money Market ProFund). A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. In addition, a ProFund may invest in securities or in other financial instruments not included in its benchmark index. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. An exchange or market may close early or issue trading halts, or the ability to buy or sell certain securities may be restricted, which may result in a ProFund being unable to buy or sell certain securities or financial instruments. In such circumstances, a ProFund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each Ultra, Inverse, UltraSector, and Currency/Bond Benchmarked ProFund (excluding Rising U.S. Dollar ProFund) is rebalanced daily to keep leverage consistent with each Fund’s daily investment objective, therefore, mathematical compounding may prevent these ProFunds from correlating with the monthly, quarterly, annual or other period performance of their benchmarks or the inverse thereof as the case may be.

Counterparty Risk (All ProFunds except Money Market ProFund). The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in a Fund may decline. ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into financial instruments transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProFund Advisors to be of comparable quality.

Credit Risk (All ProFunds). An issuer of debt instruments may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in an instrument’s credit rating may affect an instrument’s value and, thus, impact Fund performance. As described under “Counterparty Risk” above, the ProFunds will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a Fund may decline.

Debt Instrument Risk (Currency/Bond Benchmarked ProFunds and Money Market ProFund). Each ProFund may invest in debt instruments, and U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund and Money Market ProFund invest principally in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a ProFund to decrease. Also, the securities of certain U.S. Government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued nor guaranteed as to principal and interest by the U.S. Government, and may be exposed to credit risk. Rising Rates Opportunity and Rising Rates Opportunity 10 ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a fund positively correlated to bond prices such as U.S. Government Plus ProFund and U.S. Government 30 ProFund.

Exchange Rate Risk (Europe 30, UltraJapan, Rising U.S. Dollar and Falling U.S. Dollar ProFunds). Changes in foreign currency exchange rates may affect the value of a ProFund’s investments. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Equity Risk (All Classic, Ultra, Inverse and UltraSector ProFunds). The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day to day. This volatility may cause the value of an investment in a ProFund to decrease. The Inverse ProFunds respond differently to these risks than positively correlated funds.

Foreign Currency Risk (Europe 30, UltraJapan, Rising U.S. Dollar and Falling U.S. Dollar ProFunds). Investments denominated in foreign currencies bear greater risk than U.S. dollar-denominated investments. As a result, performance returns and net asset values of each ProFund may be affected significantly by fluctuations in currency exchange rates (as described above), economic or political developments, market inefficiencies or a higher risk that essential investment information is incomplete, unavailable or inaccurate. The value of an investment denominated in a foreign currency could change significantly as the currencies strengthen or weaken relative to the U.S. dollar.

Foreign Investment Risk (Europe 30, UltraJapan, Precious Metals UltraSector, Rising U.S. Dollar and Falling U.S. Dollar ProFunds). Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, such as economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S.

ProFunds Strategies and Risks >	9

ProFunds Strategies and Risks

standards. Securities or financial instruments purchased by a ProFund may be impacted by fluctuations in foreign currencies, as described under Exchange Rate Risk and Foreign Currency Risk above. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. ProFund Advisors does not actively seek to control the impact of foreign currency fluctuations on the ProFunds.

Foreign Money Market Instruments Risk (Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund). Investing in foreign money market instruments typically involves more risks than investing in U.S. money market instruments. These risks include those associated with the political, economic and social structures of foreign countries, the existence of less liquid markets with higher volatility than similar U.S. markets, and potentially higher transaction costs. These risks can increase the potential for losses in a ProFund and affect its share price. General money market movements in any country where a ProFund has investments are likely to affect the value of the instruments the ProFund owns that are denominated in that country’s currency. These movements will affect the ProFund’s share price and fund performance.

Geographic Concentration Risk (Europe 30, UltraJapan, Rising U.S. Dollar and Falling U.S. Dollar ProFunds). Certain ProFunds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, ProFunds that focus their investments in a particular geographic region may be more volatile than a more geographically diversified Fund.

Growth Investing Risk (Large-Cap Growth, Mid-Cap Growth and Small-Cap Growth ProFunds). An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk (Currency/Bond Benchmarked ProFunds and Money Market ProFund). Interest rate risk is the risk that securities may fluctuate in value due to changes in interest rates and other factors. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The opposite is true for Rising Rates Opportunity and Rising Rate Opportunity 10 ProFunds. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk (Inverse ProFunds, Rising Rates Opportunity, Rising Rates Opportunity 10 and Falling U.S. Dollar ProFunds). Inverse ProFunds, Rising Rates Opportunity ProFund, Rising Rate Opportunity 10 ProFund and Falling U.S. Dollar ProFund should lose value as the index or security underlying such ProFund’s benchmark is increasing (gaining value) — a result that is the opposite from traditional mutual funds.

Leverage Risk (Ultra ProFunds, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraSector ProFunds, U.S. Government Plus and Rising Rates Opportunity ProFunds). Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Leverage should cause a Fund to lose more money in market environments adverse to its daily investment objective than a Fund that does not employ leverage.

Liquidity Risk (All ProFunds except Money Market ProFund). In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Certain derivative securities such as over-the-counter contracts held by a ProFund may also be illiquid. This may prevent the ProFunds from limiting losses, realizing gains, or from achieving a high (inverse) correlation with their underlying benchmark index or security.

Market Risk (All ProFunds). The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. The ProFunds, other than the Inverse ProFunds, Rising Rates Opportunity ProFund, Money Market ProFund and Rising Rates Opportunity 10 ProFund, should normally lose value on days when the index or security underlying their benchmark declines (adverse market conditions for these ProFunds). Inverse ProFunds, Rising Rates Opportunity and Rising Rates Opportunity 10 ProFund should lose value on days when the index or security underlying their benchmark increases (adverse market conditions for these ProFunds). The ProFunds seek to remain fully invested regardless of market conditions.

Mid-Cap Company Investment Risk (Mid-Cap, Mid-Cap Value, Mid-Cap Growth, UltraMid-Cap, Short Mid-Cap and UltraShort Mid-Cap ProFunds). Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Non-Diversification Risk (All ProFunds except Money Market ProFund). The non-money market ProFunds are classified as “non-diversified” under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund whose index underlying its benchmark comprises a small number of stocks or other securities.

Repurchase Agreement Risk (All ProFunds). Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProFund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProFund may have difficulty exercising rights to the collateral.

Short Sale Risk (Inverse ProFunds, Rising Rates Opportunity and Rising Rates Opportunity 10 ProFund). Selling short is a technique that may be employed by a ProFund to seek gains when its benchmark index or security declines or to adjust investment exposure to a benchmark index. Short selling is accomplished by borrowing a security and then selling it. If a ProFund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the ProFund will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the ProFund will incur a negative return (loss)

10	< ProFunds Strategies and Risks

ProFunds Strategies and Risks

on the transaction. The ProFunds’ use of short sales may involve additional transaction costs and other expenses. As a result, the cost of maintaining a short position may exceed the return on the position, which may cause a ProFund to lose money. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity of certain securities or positions. and may lower a ProFund’s return or result in a loss. Entering into short positions through financial instruments such as futures, options, and swap agreements may also cause a ProFund to be exposed to short sale risk.

Small-Cap Company Investment Risk (Small-Cap, Small-Cap Value, Small-Cap Growth, UltraSmall-Cap, Short Small-Cap and UltraShort Small-Cap ProFunds). The risk of equity investing may be particularly acute with securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in turbulent market conditions could become difficult. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies and there can be a shortage of reliable information on certain small companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap companies’ share prices.

Technology Investment Risk (OTC, UltraOTC, Short OTC, and UltraShort OTC ProFunds and Internet, Semiconductor and Technology UltraSector ProFunds). Technology companies are subject to intense competition, both domestically and internationally, and may have limited product lines, markets, financial resources or personnel. Due to rapid technological developments and frequent new product introduction, technology companies bear the additional risk of product obsolescence as well as the dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Value Investing Risk (Large-Cap Value, Mid-Cap Value and Small-Cap Value ProFunds). Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.

Volatility Risk (Ultra ProFunds, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraSector ProFunds, U.S. Government Plus and Rising Rates Opportunity ProFunds). The ProFunds most subject to volatility risk seek to achieve a multiple or the inverse of a multiple of an index or security. Therefore, they experience greater volatility than the indexes or securities underlying their benchmarks and thus have the potential for greater losses.

Tax Risk (Rising U.S. Dollar and Falling U.S. Dollar ProFunds). As a regulated investment company (“RIC”), a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Falling U.S. Dollar ProFund currently intends to take positions in financial instruments, including forward currency contracts, that, in combination, should have similar daily return characteristics the inverse of the U.S. Dollar Index. Although foreign currency gains currently constitute qualifying income, the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Falling U.S. Dollar ProFund’s foreign currency-denominated positions as not qualifying income, and there is a remote possibility that such regulations might be applied retroactively, in which case the Falling U.S. Dollar ProFund might not qualify as a RIC for one or more years. Please see the Statement of Additional Information for more information on the qualifying income requirement.

Important Concepts and Definitions

This section describes important concepts and definitions that may be unfamiliar to an investor.

>	Asset-Backed Securities are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.
>	Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government Securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.
>	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).
•	ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.
•	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.
•	NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars, traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges.
>	Equity Securities are securities that include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.
>

Financial Instruments The ProFunds (excluding Money Market ProFund) may utilize a variety of financial instruments in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate, currency or index such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock

ProFunds Strategies and Risks >	11

ProFunds Strategies and Risks

indices and cash investments in debt or money market instruments covering such positions. The ProFunds (excluding Money Market ProFund) may invest in financial instruments as a substitute for investing directly in stocks or bonds. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs. Suitable financial instrument transactions may not be available in all circumstances.

>	Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.
>	Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date. The price of a futures contract theoretically reflects a cost of financing and the dividend or interest yield of the underlying securities.
>	Leverage offers a means of magnifying market movements into larger changes in an investment’s value. While only certain ProFunds employ leverage, all of the ProFunds (except Money Market ProFund) may use leveraged investment techniques for investment purposes. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on a ProFund’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each Fund’s benchmark index increases in value 1% which would cause a 1% increase in Fund A and a 2% increase in Fund B. On Day 2, each Fund’s benchmark index decreases in value 1% which would cause a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage.

>	Leveraged Investment Techniques Swap agreements, reverse repurchase agreements, borrowing, futures contracts, short sales and options on securities indexes and forward contracts all may be used to create leverage. Use of leveraged investment techniques may involve additional costs and risks to a fund.
>	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government Securities, securities issued by governments of other developed countries and repurchase agreements.
>	Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give one the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives one the right to sell a stock at an agreed-upon price on or before a certain date.
>	Ordinary Shares are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Ordinary shares of foreign companies may trade directly on U.S. exchanges.
>	Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities or other Money Market Instruments, agrees to buy them back at a specified time and price. Repurchase Agreements are primarily used by the ProFunds as a short-term investment vehicle for cash positions.
>	Sampling Techniques If ProFund Advisors believes it is appropriate in view of a ProFund’s investment objective, a ProFund may hold a representative sample of the components in the index underlying a ProFund’s benchmark. The sampling process typically involves selecting a representative sample of securities in an index principally to enhance liquidity and reduce transaction costs while seeking to maintain high correlation with, and similar aggregate characteristics (market capitalization and industry weightings) to, the underlying index. In addition, a ProFund may obtain exposure to components not included in the index, invest in securities that are not included in the index or may overweight or underweight certain components contained in the index.
>	Selling Short is selling a stock or debt instrument, usually borrowed, and buying it back at a later date. Entering into short positions through financial instruments such as futures, options and swap agreements is intended to have similar investment results as selling short.
>	Structured Notes are debt obligations which may include components such as swaps, forwards, options, caps or floors which change its return pattern. Structured notes may be used to alter the risks to a portfolio, or alternatively may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.
>	Swap Agreements are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.
>	U.S. Government Securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government Securities are guaranteed as to principal or interest and are backed by the full faith and credit of the federal government. Other U.S. Government Securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

12	< ProFunds Strategies and Risks

Classic ProFunds may be appropriate for investors who:

>	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.
>	want to achieve investment results that correspond to the daily performance of a particular index.

Classic ProFunds

ProFund	Index	Daily Benchmark
Bull	S&P 500 Index	Match (100%)
Mid-Cap	S&P MidCap 400 Index	Match (100%)
Small-Cap	Russell 2000 Index	Match (100%)
Dow 30	Dow Jones Industrial Average	Match (100%)
OTC	NASDAQ-100 Index	Match (100%)
Large-Cap Value	S&P 500/Barra Value Index	Match (100%)
Large-Cap Growth	S&P 500/Barra Growth Index	Match (100%)
Mid-Cap Value	S&P MidCap 400/Barra Value Index	Match (100%)
Mid-Cap Growth	S&P MidCap 400/Barra Growth Index	Match (100%)
Small-Cap Value	S&P SmallCap 600/Barra Value Index	Match (100%)
Small-Cap Growth	S&P SmallCap 600/Barra Growth Index	Match (100%)
Europe 30	ProFunds Europe 30 Index	Match (100%)

Classic ProFunds >	13

Bull ProFund

Investment Objective

Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Principal Investment Strategy

Bull ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500 Index. Bull ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Bull ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk and repurchase agreement risk.

For more information on Bull ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Bull ProFund by showing the variability of Bull ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Bull ProFund for one quarter was 20.37% (quarter ended December 31, 1998) and the lowest return was –18.23% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				12/01/97
- Before Taxes	9.03%	-5.27%	1.60%
- After Taxes on Distributions	9.00%	-5.37%	1.51%
- After Taxes on Distributions and Sale of Shares	5.91%	-4.45%	1.33%
Service Class Shares (1)	7.92%	-6.14%	0.69%	12/01/97
S&P 500 Index (2)	10.88%	-2.30%	4.70%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Bull ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BLPIX)	Service Class (BLPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.69%	0.69%

Total Annual Fund Operating Expenses	1.44%	2.44%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Bull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$147	$456	$787	$1,724
Service Class	$247	$761	$1,301	$2,776

14	< Bull ProFund

Mid-Cap ProFund

Investment Objective

Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Principal Investment Strategy

Mid-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400 Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Mid-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and mid-cap company investment risk.

For more information on Mid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Mid-Cap ProFund by showing the variability of Mid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap ProFund for one quarter was 17.25% (quarter ended June 30, 2003) and the lowest return was –18.00% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	14.60%	7.23%
- After Taxes on Distributions	14.54%	7.16%
- After Taxes on Distributions and Sale of Shares	9.55%	6.18%
Service Class Shares (1)	13.45%	6.37%	09/04/01
S&P MidCap 400 Index (2)	16.49%	10.64%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (MDPIX)	Service Class (MDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$158	$490	$845	$1,845
Service Class	$258	$793	$1,355	$2,885

Mid-Cap ProFund >	15

Small-Cap ProFund

Investment Objective

Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Principal Investment Strategy

Small-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Russell 2000 Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Small-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and small-cap company investment risk.

For more information on Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Small-Cap ProFund by showing the variability of Small-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap ProFund for one quarter was 21.69% (quarter ended June 30, 2003) and the lowest return was –20.43% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	17.08%	8.81%
- After Taxes on Distributions	16.89%	8.50%
- After Taxes on Distributions and Sale of Shares	11.19%	7.47%
Service Class Shares (1)	15.87%	7.66%	09/04/01
Russell 2000 Index (2)	18.44%	12.04%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SLPIX)	Service Class (SLPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.65%	0.65%

Total Annual Fund Operating Expenses	1.40%	2.40%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$443	$766	$1,680
Service Class	$243	$748	$1,280	$2,736

16	< Small-Cap ProFund

OTC ProFund

Investment Objective

OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Principal Investment Strategy

OTC ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the NASDAQ-100 Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. OTC ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in OTC ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and technology investment risk.

For more information on OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in OTC ProFund by showing the variability of OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of OTC ProFund for one quarter was 34.57% (quarter ended December 31, 2001) and the lowest return was –36.65% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			08/07/00
- Before Taxes	9.67%	-17.43%
- After Taxes on Distributions	9.67%	-17.61%
- After Taxes on Distributions and Sale of Shares	6.28%	-14.05%
Service Class Shares (1)	8.63%	-18.21%	08/07/00
NASDAQ-100 Index (2)	10.75%	-17.03%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (OTPIX)	Service Class (OTPSX)
Investment Advisory Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.67%	0.67%

Total Annual ProFund Operating Expenses	1.37%	2.37%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$139	$434	$750	$1,646
Service Class	$240	$739	$1,265	$2,706

OTC ProFund >	17

Dow 30 ProFund

Investment Objective

Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (DJIA).

Principal Investment Strategy

Dow 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the DJIA and/or financial instruments with similar economic characteristics. Dow 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Dow 30 ProFund will have industry concentrations to approximately the same extent as the DJIA.

Principal Risk Considerations

The principal risks of investing in Dow 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk and repurchase agreement risk.

For more information on Dow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

Dow 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Dow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee        $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.85%	0.85%

Total Annual Fund Operating Expenses	1.60%	2.60%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Dow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$163	$505
Service Class	$263	$808

18	< Dow 30 ProFund

Large-Cap Value ProFund

Investment Objective

Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Value Index.

Principal Investment Strategy

Large-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500/Barra Value Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Large-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Large-Cap Value ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and value investing risk.

For more information on Large-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Large-Cap Value ProFund by showing the variability of Large-Cap Value ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Large-Cap Value ProFund for one quarter was 17.91% (quarter ended June 30, 2003) and the lowest return was –6.36% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			10/01/02
- Before Taxes	12.94%	19.45%
- After Taxes on Distributions	12.93%	19.20%
- After Taxes on Distributions and Sale of Shares	8.44%	16.62%
Service Class Shares (1)	11.75%	18.35%	10/01/02
S&P 500/Barra Value Index (2)	15.69%	23.64%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Large-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (LVPIX)	Service Class (LVPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.82%	0.82%

Total Annual Fund Operating Expenses	1.57%	2.57%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Large-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$160	$496	$855	$1,867
Service Class	$260	$799	$1,365	$2,905

Large-Cap Value ProFund >	19

Large-Cap Growth ProFund

Investment Objective

Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Growth Index.

Principal Investment Strategy

Large-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500/Barra Growth Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Large-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Large-Cap Growth ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and growth investing risk.

For more information on Large-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Large-Cap Growth ProFund by showing the variability of Large-Cap Growth ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Large-Cap Growth ProFund for one quarter was 11.60% (quarter ended June 30, 2003) and the lowest return was –5.43% (quarter ended September 30, 2004).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			10/01/02
- Before Taxes	3.41%	11.90%
- After Taxes on Distributions	3.41%	11.57%
- After Taxes on Distributions and Sale of Shares	2.22%	10.07%
Service Class Shares (1)	2.36%	10.95%	10/01/02
S&P 500/Barra Growth Index (2)	6.14%	15.14%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Large-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (LGPIX)	Service Class (LGPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.03%	1.03%

Total Annual ProFund Operating Expenses	1.78%	2.78%
Fee Waivers/Reimbursements**	-0.10%	-0.10%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Large-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$551	$955	$2,086
Service Class	$271	$853	$1,460	$3,102

20	< Large-Cap Growth ProFund

Mid-Cap Value ProFund

Investment Objective

Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Value Index.

Principal Investment Strategy

Mid-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400/Barra Value Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Mid-Cap Value ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, mid-cap company investment risk and value investing risk.

For more information on Mid-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Mid-Cap ProFund by showing the variability of Mid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Value ProFund for one quarter was 18.00% (quarter ended June 30, 2003) and the lowest return was –19.68% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	16.56%	9.19%
- After Taxes on Distributions	16.56%	8.78%
- After Taxes on Distributions and Sale of Shares	10.77%	7.64%
Service Class Shares (1)	15.35%	8.16%	09/04/01
S&P MidCap 400/Barra Value Index (2)	19.01%	13.61%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (MLPIX)	Service Class (MLPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.65%	0.65%

Total Annual Fund Operating Expenses	1.40%	2.40%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Mid-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$443	$766	$1,680
Service Class	$243	$748	$1,280	$2,736

Mid-Cap Value ProFund >	21

Mid-Cap Growth ProFund

Investment Objective

Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index.

Principal Investment Strategy

Mid-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400/Barra Growth Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mid-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Mid-Cap Growth ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, mid-cap company investment risk and growth investing risk.

For additional information on Mid-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Mid-Cap Growth ProFund by showing the variability of Mid-Cap Growth ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Mid-Cap Growth ProFund for one quarter was 15.07% (quarter ended June 30, 2003) and the lowest return was –15.84% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	11.17%	3.69%
- After Taxes on Distributions	11.17%	3.61%
- After Taxes on Distributions and Sale of Shares	7.26%	3.10%
Service Class Shares (1)	10.01%	2.66%	09/04/01
S&P MidCap 400/Barra Growth Index (2)	14.02%	7.55%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Mid-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (MGPIX)	Service Class (MGPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.03%	1.03%

Total Annual ProFund Operating Expenses	1.78%	2.78%
Fee Waivers/Reimbursements**	-0.10%	-0.10%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Mid-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$551	$955	$2,086
Service Class	$271	$853	$1,460	$3,102

22	< Mid-Cap Growth ProFund

Small-Cap Value ProFund

Investment Objective

Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index.

Principal Investment Strategy

Small-Cap Value ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P SmallCap 600/Barra Value Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap Value ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Small-Cap Value ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, small-cap company investment risk and value investing risk.

For more information on Small-Cap Value ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Small-Cap Value ProFund by showing the variability of Small-Cap Value ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Value ProFund for one quarter was 21.44% (quarter ended June 30, 2003) and the lowest return was –23.88% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	20.62%	9.28%
- After Taxes on Distributions	20.56%	9.18%
- After Taxes on Distributions and Sale of Shares	13.49%	7.95%
Service Class Shares (1)	19.36%	8.16%	09/04/01
S&P SmallCap 600/Barra Value Index (2)	23.40%	13.56%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap Value ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SVPIX)	Service Class (SVPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.71%	0.71%

Total Annual Fund Operating Expenses	1.46%	2.46%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Small-Cap Value ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$149	$462	$797	$1,746
Service Class	$249	$767	$1,311	$2,796

Small-Cap Value ProFund >	23

Small-Cap Growth ProFund

Investment Objective

Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index.

Principal Investment Strategy

Small-Cap Growth ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P SmallCap 600/Barra Growth Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Small-Cap Growth ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Small-Cap Growth ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, small-cap company investment risk and growth investing risk.

For more information on Small-Cap Growth ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Small-Cap Growth ProFund by showing the variability of Small-Cap Growth ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Small-Cap Growth ProFund for one quarter was 16.53% (quarter ended June 30, 2003) and the lowest return was –16.40% (quarter ended
September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	20.13%	9.45%
- After Taxes on Distributions	20.13%	8.10%
- After Taxes on Distributions and Sale of Shares	13.09%	7.18%
Service Class Shares (1)	18.89%	8.52%	09/04/01
S&P SmallCap 600/Barra Growth Index (2)	22.10%	12.87%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Small-Cap Growth ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SGPIX)	Service Class (SGPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.84%	0.84%

Total Annual Fund Operating Expenses	1.59%	2.59%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Small-Cap Growth ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$162	$502	$866	$1,889
Service Class	$262	$805	$1,375	$2,925

24	< Small-Cap Growth ProFund

Europe 30 ProFund

Investment Objective

Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Principal Investment Strategy

Europe 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the ProFunds Europe 30 Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Europe 30 ProFund may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Europe 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, repurchase agreement risk, foreign investment risk, exchange rate risk and foreign currency risk. Europe 30 ProFund will have industry concentrations to approximately the same extent as the Index underlying its benchmark.

European companies could be negatively impacted by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties with certain countries, particularly those in Eastern Europe, implementing significant free market economic reforms.

For more information on Europe 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Europe 30 ProFund by showing the variability of Europe 30 ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Please note that the performance information below reflects performance during a period (prior to September 4, 2001) when Europe 30 ProFund pursued the investment goal of seeking daily investment results, before fees and expenses, that corresponded to twice (200%) the daily performance of a different benchmark index, the ProFunds Europe Index (“PEI”). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the DeutscheAktien Index and the CAC-40.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Europe 30 ProFund for one quarter was 20.33% (quarter ended December 31, 2003) and the lowest return was –29.62% (quarter ended March 31, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				03/15/99
- Before Taxes	14.76%	-15.24%	-8.49%
- After Taxes on Distributions	14.76%	-16.41%	-9.59%
- After Taxes on Distributions and Sale of Shares	9.60%	-12.71%	-7.47%
Service Class Shares (1)	13.78%	-14.64%	-8.04%	03/15/99
Dow Jones STOXX 50 Index (2)(3)	16.99%	-0.63%	3.28%
ProFunds Europe 30 Index (3)	13.96%	-5.30%	0.09%

(1)	Reflects no deduction for taxes. (2) The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. (3) Reflects no deduction for fees, expenses or taxes. Does not reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Europe 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UEPIX)	Service Class (UEPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.81%	0.81%

Total Annual ProFund Operating Expenses	1.56%	2.56%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Europe 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$159	$493	$850	$1,856
Service Class	$259	$796	$1,360	$2,895

Europe 30 ProFund >	25

Ultra ProFunds may be appropriate for investors who:

>	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.
>	believe that the value of a particular index will increase, and that by investing with the objective of doubling the index’s daily return they will achieve superior results.
>	are seeking to correspond to an index’s daily return with half the investment required of a conventional index fund.

Ultra ProFunds

ProFund	Index	Daily Benchmark
UltraBull	S&P 500 Index	Double (200%)
UltraMid-Cap	S&P MidCap 400 Index	Double (200%)
UltraSmall-Cap	Russell 2000 Index	Double (200%)
UltraDow 30	Dow Jones Industrial Average	Double (200%)
UltraOTC	NASDAQ-100 Index	Double (200%)
UltraJapan	Nikkei 225 Stock Average	Double (200%)

26	< UltraBull ProFund

UltraBull ProFund

Investment Objective

UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

If UltraBull ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500 Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

UltraBull ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the S&P 500 Index. UltraBull ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraBull ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

For more information on UltraBull ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraBull ProFund by showing the variability of UltraBull ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBull ProFund for one quarter was 41.34% (quarter ended December 31, 1998) and the lowest return was –34.88% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				11/27/97
- Before Taxes	17.75%	-13.81%	-1.38%
- After Taxes on Distributions	17.70%	-13.85%	-1.44%
- After Taxes on Distributions and Sale of Shares	11.60%	-11.15%	-1.18%
Service Class Shares (1)	16.84%	-14.59%	-2.27%	11/27/97
S&P 500 Index (2)	10.88%	-2.30%	4.99%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBull ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (ULPIX)	Service Class (ULPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.69%	0.69%

Total Annual Fund Operating Expenses	1.44%	2.44%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraBull ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$147	$456	$787	$1,724
Service Class	$247	$761	$1,301	$2,776

UltraBull ProFund >	27

UltraMid-Cap ProFund

Investment Objective

UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

If UltraMid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MidCap 400 Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

UltraMid-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. UltraMid-Cap ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraMid-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on UltraMid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraMid-Cap ProFund by showing the variability of UltraMid-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraMid-Cap ProFund for one quarter was 35.62% (quarter ended June 30, 2003) and the lowest return was –34.31% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	28.50%	4.28%
- After Taxes on Distributions	28.50%	4.28%
- After Taxes on Distributions and Sale of Shares	18.52%	3.68%
Service Class Shares (1)	27.20%	3.30%	02/07/00
S&P MidCap 400 Index (2)	16.49%	9.61%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraMid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UMPIX)	Service Class (UMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.76%	0.76%

Total Annual Fund Operating Expenses	1.51%	2.51%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraMid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$154	$477	$824	$1,802
Service Class	$254	$782	$1,335	$2,846

28	< UltraMid-Cap ProFund

UltraSmall-Cap ProFund

Investment Objective

UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

If UltraSmall-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Russell 2000 Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

UltraSmall-Cap ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. UltraSmall-Cap ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraSmall-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and small-cap company investment risk.

For more information on UltraSmall-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraSmall-Cap ProFund by showing the variability of UltraSmall-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraSmall-Cap ProFund for one quarter was 48.14% (quarter ended June 30, 2003) and the lowest return was –40.18% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	31.99%	-3.29%
- After Taxes on Distributions	31.99%	-3.29%
- After Taxes on Distributions and Sale of Shares	20.79%	-2.77%
Service Class Shares (1)	30.75%	-4.23%	02/07/00
Russell 2000 Index (2)	18.44%	5.65%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraSmall-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UAPIX)	Service Class (UAPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.65%	0.65%

Total Annual Fund Operating Expenses	1.40%	2.40%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraSmall-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$443	$766	$1,680
Service Class	$243	$748	$1,280	$2,736

UltraSmall-Cap ProFund >	29

UltraDow 30 ProFund

Investment Objective

UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (DJIA).

If UltraDow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the DJIA when the DJIA rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the DJIA when the DJIA declines on a given day.

Principal Investment Strategy

UltraDow 30 ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the DJIA and/or financial instruments with similar economic characteristics. UltraDow 30 ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. UltraDow 30 ProFund will have industry concentrations to approximately the same extent as the DJIA.

Principal Risk Considerations

The principal risks of investing in UltraDow 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

For more information on UltraDow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraDow 30 ProFund by showing the variability of UltraDow 30 ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraDow 30 ProFund for one quarter was 26.59% (quarter ended December 31, 2003) and the lowest return was –10.13% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/03/02
- Before Taxes	5.57%	3.91%
- After Taxes on Distributions	5.55%	3.86%
- After Taxes on Distributions and Sale of Shares	3.64%	3.31%
Service Class Shares (1)	4.62%	3.06%	06/03/02
DJIA (2)	5.31%	6.47%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraDow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UDPIX)	Service Class (UDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.74%	0.74%

Total Annual Fund Operating Expenses	1.49%	2.49%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraDow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$152	$471	$813	$1,779
Service Class	$252	$776	$1,326	$2,826

30	< UltraDow 30 ProFund

UltraOTC ProFund

Investment Objective

UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

If UltraOTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the NASDAQ-100 Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

UltraOTC ProFund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. UltraOTC ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraOTC ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on UltraOTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraOTC ProFund by showing the variability of UltraOTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraOTC ProFund for one quarter was 126.35% (quarter ended December 31, 1999) and the lowest return was –62.35% (quarter ended December 31, 2000).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				12/01/97
- Before Taxes	15.38%	-43.40%	-10.34%
- After Taxes on Distributions	15.38%	-43.82%	-10.83%
- After Taxes on Distributions and Sale of Shares	10.00%	-27.43%	-7.83%
Service Class Shares (1)	15.74%(3)	-43.82%	-11.00%	12/01/97
NASDAQ-100 Index (2)	10.75%	-15.13%	6.05%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. (3) The total return shown does not correlate to the Investor Class Shares total return due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction of service fees during the period ended December 31, 2004.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraOTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UOPIX)	Service Class (UOPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.62%	0.62%

Total Annual Fund Operating Expenses	1.37%	2.37%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraOTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$139	$434	$750	$1,646
Service Class	$240	$739	$1,265	$2,706

UltraOTC ProFund >	31

UltraJapan ProFund

Investment Objective

UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average.

UltraJapan ProFund determines its success in meeting this investment objective by comparing its daily return on a given day with twice the daily performance of related futures contracts traded in the United States related to the Nikkei 225 Stock Average. If UltraJapan ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the daily performance of the related futures contracts. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the related futures contracts when they decline on a given day.

Principal Investment Strategy

UltraJapan ProFund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the Nikkei 225 Stock Average. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities of Japanese companies and/or financial instruments with similar economic characteristics. UltraJapan ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraJapan ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, repurchase agreement risk, volatility risk, foreign investment risk, exchange rate risk and foreign currency risk.

Japanese economic growth has weakened and Japan’s stock markets have significantly declined since the early 1990s, and the current economic conditions remain uncertain. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan’s economy and financial system, among other considerations. UltraJapan ProFund is also subject to valuation time risk. UltraJapan ProFund generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of UltraJapan ProFund’s performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFund Advisors believes that over time UltraJapan ProFund’s performance will correlate highly with the movement of the Nikkei 225 Stock Average. The U.S. traded Nikkei futures and options contracts utilized by UltraJapan ProFund are not sensitive to changes in the dollar/yen exchange rate.

For more information on UltraJapan ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraJapan ProFund by showing the variability of UltraJapan ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraJapan ProFund for one quarter was 28.12% (quarter ended June 30, 2003) and the lowest return was –44.15% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			02/07/00
- Before Taxes	9.74%	-25.26%
- After Taxes on Distributions	9.74%	-25.61%
- After Taxes on Distributions and Sale of Shares	6.33%	-19.20%
Service Class Shares (1)	8.62%	-26.01%	02/07/00
Nikkei 225 Stock Average (2)	12.70%	-8.95%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraJapan ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UJPIX)	Service Class (UJPSX)
Investment Advisory Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.75%	0.75%

Total Annual Fund Operating Expenses	1.65%	2.65%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraJapan ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$168	$520	$897	$1,955
Service Class	$268	$823	$1,405	$2,983

32	< UltraJapan ProFund

Inverse ProFunds may be appropriate for investors who:

>	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.
>	expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.
>	are attempting to hedge the value of a diversified portfolio of stocks and/or stock mutual funds from an anticipated market downturn.

Inverse ProFunds

ProFund	Index	Daily Benchmark
Bear	S&P 500 Index	100% of the Inverse
Short Mid-Cap	S&P MidCap 400 Index	100% of the Inverse
Short Small-Cap	Russell 2000 Index	100% of the Inverse
Short Dow 30	Dow Jones Industrial Average	100% of the Inverse
Short OTC	NASDAQ-100 Index	100% of the Inverse
UltraBear	S&P 500 Index	200% of the Inverse
UltraShort Mid-Cap	S&P MidCap 400 Index	200% of the Inverse
UltraShort Small-Cap	Russell 2000 Index	200% of the Inverse
UltraShort Dow 30	Dow Jones Industrial Average	200% of the Inverse
UltraShort OTC	NASDAQ-100 Index	200% of the Inverse

Inverse ProFunds >	33

Bear ProFund

Investment Objective

Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

If Bear ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P 500 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Bear ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the S&P 500 Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Bear ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk and repurchase agreement risk.

For more information on Bear ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Bear ProFund by showing the variability of Bear ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Bear ProFund for one quarter was 17.69% (quarter ended
September 30, 2002) and the lowest return was –17.06% (quarter ended December 31, 1998).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				12/30/97
- Before Taxes	-9.86%	1.84%	-3.60%
- After Taxes on Distributions	-9.86%	1.29%	-4.79%
- After Taxes on Distributions and Sale of Shares	-6.41%	1.23%	-3.72%
Service Class Shares (1)	-10.72%	0.87%	-4.51%	12/30/97
S&P 500 Index (2)	10.88%	-2.30%	4.79%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Bear ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BRPIX)	Service Class (BRPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.76%	0.76%

Total Annual Fund Operating Expenses	1.51%	2.51%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Bear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$154	$477	$824	$1,802
Service Class	$254	$782	$1,335	$2,846

34	< Bear ProFund

Short Mid-Cap ProFund

Investment Objective

Short Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

If Short Mid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P MidCap 400 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Mid-Cap ProFund invests in financial instruments that should have similar daily return characteristics as the inverse of the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Short Mid-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and mid-cap company investment risk.

For more information on Short Mid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

Short Mid-Cap ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$158	$490
Service Class	$258	$793

Short Mid-Cap ProFund >	35

Short Small-Cap ProFund

Investment Objective

Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

If Short Small-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Russell 2000 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short Small-Cap ProFund invests in financial instruments that should have similar daily return characteristics as the inverse of the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Short Small-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and small-cap company investment risk.

For more information on Short Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Short Small-Cap ProFund by showing the variability of Short Small-Cap ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Short Small-Cap ProFund for one quarter was 3.73% (quarter ended March 31, 2003) and the lowest return was –19.92% (quarter ended June 30, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	-16.92%	-13.73%
- After Taxes on Distributions	-16.92%	-13.73%
- After Taxes on Distributions and Sale of Shares	-11.00%	-11.44%
Service Class Shares (1)	-17.65%	-14.45%	05/01/02
Russell 2000 Index (2)	18.44%	11.02%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SHPIX)	Service Class (SHPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.76%	0.76%

Total Annual Fund Operating Expenses	1.51%	2.51%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$154	$477	$824	$1,802
Service Class	$254	$782	$1,335	$2,846

36	< Short Small-Cap ProFund

Short Dow 30 ProFund

Investment Objective

Short Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).

If Short Dow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the DJIA when the DJIA declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the DJIA when the DJIA rises on a given day.

Principal Investment Strategy

Short Dow 30 ProFund takes positions in financial instruments that should have similar daily return characteristics as the inverse of the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the DJIA. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Short Dow 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk and repurchase agreement risk.

For more information on Short Dow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

Short Dow 30 ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short Dow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short Dow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$158	$490
Service Class	$258	$793

Short Dow 30 ProFund >	37

Short OTC ProFund

Investment Objective

Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If Short OTC ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the NASDAQ-100 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

Short OTC ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Short OTC ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and technology investment risk.

For more information on Short OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Short OTC ProFund by showing the variability of Short OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Short OTC ProFund for one quarter was 6.76% (quarter ended September 30, 2004) and the lowest return was –16.57% (quarter ended June 30, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	-11.33%	-16.13%
- After Taxes on Distributions	-11.33%	-16.16%
- After Taxes on Distributions and Sale of Shares	-7.36%	-13.40%
Service Class Shares (1)	-12.36%	-17.05%	05/01/02
NASDAQ-100 Index (2)	10.75%	13.96%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Short OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SOPIX)	Service Class (SOPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.76%	0.76%

Total Annual Fund Operating Expenses	1.51%	2.51%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Short OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$154	$477	$824	$1,802
Service Class	$254	$782	$1,335	$2,846

38	< Short OTC ProFund

UltraBear ProFund

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index.

If UltraBear ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P 500 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

UltraBear ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the S&P 500 Index. UltraBear ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraBear ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on UltraBear ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraBear ProFund by showing the variability of UltraBear ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraBear ProFund for one quarter was 35.33% (quarter ended September 30, 2001) and the lowest return was –32.26% (quarter ended December 31, 1998).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				12/22/97
- Before Taxes	-19.64%	-1.33%	-11.77%
- After Taxes on Distributions	-19.64%	-1.77%	-12.25%
- After Taxes on Distributions and Sale of Shares	-12.77%	-1.36%	-9.55%
Service Class Shares (1)	-20.27%	-2.18%	-12.46%	12/22/97
S&P 500 Index (2)	10.88%	-2.30%	5.05%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraBear ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (URPIX)	Service Class (URPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.68%	0.68%

Total Annual Fund Operating Expenses	1.43%	2.43%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraBear ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$146	$452	$782	$1,713
Service Class	$246	$758	$1,296	$2,766

UltraBear ProFund >	39

UltraShort Mid-Cap ProFund

Investment Objective

UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

If UltraShort Mid-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the S&P MidCap 400 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

UltraShort Mid-Cap ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the S&P MidCap 400 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. UltraShort Mid-Cap ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraShort Mid-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk, volatility risk and mid-cap company investment risk.

For more information on UltraShort Mid-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort Mid-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UIPIX)	Service Class (UIPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.07%	1.07%

Total Annual ProFund Operating Expenses	1.82%	2.82%
Fee Waivers/Reimbursements**	-0.14%	-0.14%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in UltraShort Mid-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$559	$972	$2,126
Service Class	$271	$861	$1,477	$3,137

40	< UltraShort Mid-Cap ProFund

UltraShort Small-Cap ProFund

Investment Objective

UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000 Index.

If UltraShort Small-Cap ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the Russell 2000 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

UltraShort Small-Cap ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the Russell 2000 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the Index. UltraShort Small-Cap ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraShort Small-Cap ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk, volatility risk and small-cap company investment risk.

For more information on UltraShort Small-Cap ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort Small-Cap ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UCPIX)	Service Class (UCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.60%	0.60%

Total Annual Fund Operating Expenses	1.35%	2.35%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraShort Small-Cap ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$739	$1,624
Service Class	$238	$733	$1,255	$2,686

UltraShort Small-Cap ProFund >	41

UltraShort Dow 30 ProFund

Investment Objective

UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).

If UltraShort Dow 30 ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the DJIA when the DJIA declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the DJIA when the DJIA rises on a given day.

Principal Investment Strategy

UltraShort Dow 30 ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the DJIA. Under normal circumstances, this ProFund commits at least 80% of its assets to financial instruments with economic characteristics that should be inverse to those of the DJIA. UltraShort Dow 30 ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraShort Dow 30 ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk and volatility risk.

For more information on UltraShort Dow 30 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort Dow 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UWPIX)	Service Class (UWPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraShort Dow 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$158	$490
Service Class	$258	$793

42	< UltraShort Dow 30 ProFund

UltraShort OTC ProFund

Investment Objective

UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If UltraShort OTC ProFund is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the NASDAQ-100 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

UltraShort OTC ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the NASDAQ-100 Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments with similar economic characteristics. UltraShort OTC ProFund will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in UltraShort OTC ProFund are active investor risk, market risk, counterparty risk, credit risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, repurchase agreement risk, volatility risk and technology investment risk.

For more information on UltraShort OTC ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in UltraShort OTC ProFund by showing the variability of UltraShort OTC ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of UltraShort OTC ProFund for one quarter was 116.60% (quarter ended September 30, 2001) and the lowest return was –58.93% (quarter ended December 31, 1999).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares				06/02/98
- Before Taxes	-24.33%	-16.59%	-42.65%
- After Taxes on Distributions	-24.33%	-17.60%	-43.32%
- After Taxes on Distributions and Sale of Shares	-15.82%	-13.40%	-23.51%
Service Class Shares (1)	-25.05%	-17.32%	-43.14%	06/02/98
NASDAQ-100 Index (2)	10.75%	-15.13%	4.98%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of UltraShort OTC ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (USPIX)	Service Class (USPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.66%	0.66%

Total Annual Fund Operating Expenses	1.41%	2.41%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in UltraShort OTC ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$144	$446	$771	$1,691
Service Class	$244	$751	$1,285	$2,746

UltraShort OTC ProFund >	43

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44

UltraSector ProFunds may be appropriate for investors who:

>	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.
>	desire to add investments in economic sectors with perceived above-average growth potential.
>	actively rotate their investments to perceived strong sectors and out of perceived weak sectors, as market and economic conditions change.
>	want to gain investment exposure to a particular economic sector of the U.S. or global economy.

UltraSector ProFunds

ProFund	Index	Daily Benchmark
Banks	Dow Jones U.S. Banks Index	150%
Basic Materials	Dow Jones U.S. Basic Materials Sector Index	150%
Biotechnology	Dow Jones U.S. Biotechnology Index	150%
Consumer Services	Dow Jones U.S. Consumer Services Index	150%
Consumer Goods	Dow Jones U.S. Consumer Goods Index	150%
Financials	Dow Jones U.S. Financials Index	150%
Health Care	Dow Jones U.S. Health Care Index	150%
Industrials	Dow Jones U.S. Industrials Index	150%
Internet	Dow Jones Composite Internet Index	150%
Leisure Goods	Dow Jones U.S. Leisure Goods Index	150%
Mobile Telecommunications	Dow Jones U.S. Mobile Telecommunications Index	150%
Oil & Gas	Dow Jones U.S. Oil & Gas Index	150%
Oil Equipment, Services & Distribution	Dow Jones U.S. Oil Equipment, Services & Distribution Index	150%
Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	150%
Precious Metals	Dow Jones Precious Metals Index	150%
Real Estate	Dow Jones U.S. Real Estate Index	150%
Semiconductor	Dow Jones U.S. Semiconductor Index	150%
Technology	Dow Jones U.S. Technology Sector Index	150%
Telecommunications	Dow Jones U.S. Telecommunications Sector Index	150%
Utilities	Dow Jones U.S. Utilities Sector Index	150%

UltraSector ProFunds >	45

Banks UltraSector ProFund

Investment Objective

Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index.

If Banks UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Banks Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Banks UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Banks Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Banks UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Banks UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Banks UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Banks UltraSector ProFund is also subject to risks faced by companies in the banking industry, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns); severe price competition; and newly enacted laws expected to result in increased inter-industry consolidation and competition. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Banks UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Banks UltraSector ProFund by showing the variability of Banks UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Banks UltraSector ProFund for one quarter was 28.11% (quarter ended June 30, 2003) and the lowest return was –21.98% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	17.36%	12.40%
- After Taxes on Distributions	17.18%	11.07%
- After Taxes on Distributions and Sale of Shares	11.52%	9.83%
Service Class Shares (1)	16.14%	11.43%	09/04/01
S&P 500 Index (2)	10.88%	3.79%
Dow Jones U.S. Banks Index (2)	14.37%	12.40%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Banks UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BKPIX)	Service Class (BKPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.20%	1.20%

Total Annual Fund Operating Expenses	1.95%	2.95%
Fee Waivers/Reimbursements**	-0.27%	-0.27%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Banks UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$586	$1,027	$2,253
Service Class	$271	$887	$1,529	$3,252

46	< Banks UltraSector ProFund

Basic Materials UltraSector ProFund

Investment Objective

Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Sector Index.

If Basic Materials UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Basic Materials Sector Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Basic Materials UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Basic Materials Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Basic Materials UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Basic Materials UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Basic Materials UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Basic Materials UltraSector ProFund is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Basic Materials UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Basic Materials UltraSector ProFund by showing the variability of Basic Materials UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Basic Materials UltraSector ProFund for one quarter was 35.03% (quarter ended December 31, 2003) and the lowest return was –34.18% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			09/04/01
- Before Taxes	14.45%	7.47%
- After Taxes on Distributions	14.45%	7.44%
- After Taxes on Distributions and Sale of Shares	9.39%	6.40%
Service Class Shares (1)	13.32%	6.96%	09/04/01
S&P 500 Index (2)	10.88%	3.79%
Dow Jones U.S. Basic Materials Sector Index (2)	13.05%	10.33%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Basic Materials UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BMPIX)	Service Class (BMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.12%	1.12%

Total Annual Fund Operating Expenses	1.87%	2.87%
Fee Waivers/Reimbursements**	-0.19%	-0.19%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Basic Materials UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$569	$993	$2,175
Service Class	$271	$871	$1,497	$3,181

Basic Materials UltraSector ProFund >	47

Biotechnology UltraSector ProFund

Investment Objective

Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index.

If Biotechnology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Biotechnology Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Biotechnology UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Biotechnology Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Biotechnology UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Biotechnology UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Biotechnology UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Biotechnology UltraSector ProFund is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Biotechnology UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Biotechnology UltraSector ProFund by showing the variability of Biotechnology UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Biotechnology UltraSector ProFund for one quarter was 35.09% (quarter ended June 30, 2003) and the lowest return was –43.77% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	16.30%	-15.65%
- After Taxes on Distributions	16.30%	-15.65%
- After Taxes on Distributions and Sale of Shares	10.60%	-12.60%
Service Class Shares (1)	15.24%	-16.43%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Biotechnology Index (2)	13.78%	-5.50%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Biotechnology UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (BIPIX)	Service Class (BIPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.13%	1.13%

Total Annual Fund Operating Expenses	1.88%	2.88%
Fee Waivers/Reimbursements**	-0.20%	-0.20%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Biotechnology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$571	$998	$2,185
Service Class	$271	$873	$1,501	$3,190

48	< Biotechnology UltraSector ProFund

Consumer Goods UltraSector ProFund

Investment Objective

Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Index.

If Consumer Goods UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Goods Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Consumer Goods UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Consumer Goods Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Consumer Goods UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Consumer Goods UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Consumer Goods UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Consumer Goods UltraSector ProFund is also subject to risks faced by companies in the consumer goods economic sector, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Goods UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Consumer Goods UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (CNPIX)	Service Class (CNPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.73%	1.73%

Total Annual Fund Operating Expenses	2.48%	3.48%
Fee Waivers/Reimbursements**	-0.80%	-0.80%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Consumer Goods UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$696	$1,249	$2,756
Service Class	$271	$994	$1,739	$3,704

Consumer Goods UltraSector ProFund >	49

Consumer Services UltraSector ProFund

Investment Objective

Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Index.

If Consumer Services UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Consumer Services Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Consumer Services UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Consumer Services Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Consumer Services UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Consumer Services UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Consumer Services UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Consumer Services UltraSector ProFund is also subject to risks faced by companies in the consumer services industry, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Consumer Services UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Consumer Services UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (CYPIX)	Service Class (CYPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	5.11%	5.11%

Total Annual Fund Operating Expenses	5.86%	6.86%
Fee Waivers/Reimbursements**	-4.18%	-4.18%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Consumer Services UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$1,371	$2,551	$5,414
Service Class	$271	$1,649	$2,976	$6,084

50	< Consumer Services UltraSector ProFund

Financials UltraSector ProFund

Investment Objective

Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index.

If Financials UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Financials Index (Index) when Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Financials UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Financials Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Financials UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Financials UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Financials UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Financials UltraSector ProFund is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Financials UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Financials UltraSector ProFund by showing the variability of Financials UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Financials UltraSector
ProFund for one quarter was 26.05% (quarter ended June 30, 2003) and the lowest return was –24.82% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	14.86%	6.07%
- After Taxes on Distributions	14.84%	6.06%
- After Taxes on Distributions and Sale of Shares	9.66%	5.23%
Service Class Shares (1)	13.74%	5.11%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Financials Index (2)	13.39%	9.52%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. The Index was renamed from the Dow Jones U.S. Financial Sector Index on December 17, 2004. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Financials UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (FNPIX)	Service Class (FNPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.19%	1.19%

Total Annual Fund Operating Expenses	1.94%	2.94%
Fee Waivers/Reimbursements**	-0.26%	-0.26%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Financials UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$584	$1,023	$2,243
Service Class	$271	$885	$1,525	$3,243

Financials UltraSector ProFund >	51

Health Care UltraSector ProFund

Investment Objective

Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index.

If Health Care UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Health Care Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Health Care UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Health Care Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Health Care UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Health Care UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Health Care UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Health Care UltraSector ProFund is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Health Care UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Health Care UltraSector ProFund by showing the variability of Health Care UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Health Care UltraSector ProFund for one quarter was 15.74% (quarter ended June 30, 2003) and the lowest return was –26.07% (quarter ended March 31, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	2.01%	-7.30%
- After Taxes on Distributions	2.01%	-7.30%
- After Taxes on Distributions and Sale of Shares	1.31%	-6.07%
Service Class Shares (1)	1.04%	-8.18%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Health Care Index (2)	4.55%	-0.58%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. The Index was renamed from the Dow Jones U.S. Healthcare Sector Index on December 17, 2004. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Health Care UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (HCPIX)	Service Class (HCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.22%	1.22%

Total Annual Fund Operating Expenses	1.97%	2.97%
Fee Waivers/Reimbursements**	-0.29%	-0.29%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Health Care UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$590	$1,036	$2,272
Service Class	$271	$891	$1,537	$3,269

52	< Health Care UltraSector ProFund

Industrials UltraSector ProFund

Investment Objective

Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Index.

If Industrials UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Industrials Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Industrials UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Industrials Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Industrials UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Industrials UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Industrials UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Industrials UltraSector ProFund is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Industrials UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Industrials UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (IDPIX)	Service Class (IDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.08%	1.08%

Total Annual Fund Operating Expenses	1.83%	2.83%
Fee Waivers/Reimbursements**	-0.15%	-0.15%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Industrials UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$561	$976	$2,136
Service Class	$271	$863	$1,481	$3,146

Industrials UltraSector ProFund >	53

Internet UltraSector ProFund

Investment Objective

Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index.

If Internet UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones Composite Internet Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Internet UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones Composite Internet Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Internet UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Internet UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Internet UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Internet UltraSector ProFund is also subject to risks faced by companies in the Internet sector, including: heavy spending on research and development for products or services that may not prove commercially successful or may become obsolete quickly; adverse effects from greater governmental regulation as compared to companies in other sectors, changes in governmental policies and the need for regulatory approvals; risks of new technologies and competitive pressures, heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of these rights; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Internet UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Internet UltraSector ProFund by showing the variability of Internet UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Internet UltraSector ProFund for one quarter was 94.32% (quarter ended December 31, 2001) and the lowest return was –70.02% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	30.68%	-42.66%
- After Taxes on Distributions	30.68%	-42.66%
- After Taxes on Distributions and Sale of Shares	19.94%	-28.52%
Service Class Shares (1)	29.39%	-43.36%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones Composite Internet Index (2)	24.02%	-23.53%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Internet UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (INPIX)	Service Class (INPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.79%	0.79%

Total Annual Fund Operating Expenses	1.54%	2.54%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Internet UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$157	$486	$839	$1,834
Service Class	$257	$791	$1,350	$2,875

54	< Internet UltraSector ProFund

Leisure Goods UltraSector ProFund

Investment Objective

Leisure Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Leisure Goods Index.

If Leisure Goods UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Leisure Goods Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Leisure Goods UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Leisure Goods Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Leisure Goods UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Leisure Goods UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Leisure Goods UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Leisure Goods UltraSector ProFund is also subject to risks faced by companies in the leisure goods and services industry, including: effects on securities prices and profitability based on the domestic and international economy, competition, disposable household income, consumer spending and consumer tastes; increased effects from government regulation; severe competition; and risks of new technologies. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Leisure Goods UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

Leisure Goods UltraSector ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Leisure Goods UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.90%	0.90%

Total Annual Fund Operating Expenses	1.65%	2.65%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Leisure Goods UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$168	$520
Service Class	$268	$823

Leisure Goods UltraSector ProFund >	55

Mobile Telecommunications UltraSector ProFund

Investment Objective

Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

If Mobile Telecommunications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Mobile Telecommunications Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Mobile Telecommunications UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Mobile Telecommunications Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Mobile Telecommunications UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Mobile Telecommunications UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Mobile Telecommunications UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Mobile Telecommunications UltraSector ProFund is also subject to risks faced by companies in the wireless communications industry, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Mobile Telecommunications UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Mobile Telecommunications UltraSector ProFund by showing the variability of Mobile Telecommunications UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Mobile Telecommunications UltraSector ProFund for one quarter was 49.32% (quarter ended December 31, 2002) and the lowest return was –59.21% (quarter ended March 31, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	66.85%	-41.15%
- After Taxes on Distributions	66.85%	-41.15%
- After Taxes on Distributions and Sale of Shares	43.45%	-27.91%
Service Class Shares (1)	65.13%	-41.83%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Mobile TeleCommunications Index (2)	44.77%	-23.19%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. The Index was renamed from the Dow Jones U.S. Wireless Communications Index on December 17, 2004. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Mobile Telecommunications UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (WCPIX)	Service Class (WCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.89%	0.89%

Total Annual Fund Operating Expenses	1.64%	2.64%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Mobile Telecommunications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$167	$517	$892	$1,944
Service Class	$267	$820	$1,400	$2,973

56	< Mobile Telecommunications UltraSector ProFund

Oil & Gas UltraSector ProFund

Investment Objective

Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index.

If Oil & Gas UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Oil & Gas Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Oil & Gas UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Oil & Gas Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Oil & Gas UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Oil & Gas UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Oil & Gas UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Oil & Gas UltraSector ProFund is also subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Oil & Gas UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Oil & Gas UltraSector ProFund by showing the variability of Oil & Gas UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Oil & Gas UltraSector ProFund for one quarter was 22.15% (quarter ended December 31, 2003) and the lowest return was –28.73% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	45.98%	2.99%
- After Taxes on Distributions	45.05%	2.85%
- After Taxes on Distributions and Sale of Shares	29.97%	2.48%
Service Class Shares (1)	44.61%	2.00%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Oil & Gas Index (2)	32.43%	7.14%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. The Index was renamed from the Dow Jones U.S. Energy Sector Index on December 17, 2004. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Oil & Gas UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (ENPIX)	Service Class (ENPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.89%	0.89%

Total Annual Fund Operating Expenses	1.64%	2.64%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Oil & Gas UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$167	$517	$892	$1,944
Service Class	$267	$820	$1,400	$2,973

Oil & Gas UltraSector ProFund >	57

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective

Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

If Oil Equipment, Services & Distribution UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Oil Equipment, Services & Distribution Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Oil Equipment, Services & Distribution UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Oil Equipment, Services & Distribution Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Oil Equipment, Services & Distribution UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Oil Equipment, Services & Distribution UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Oil Equipment, Services & Distribution UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Oil Equipment, Services & Distribution UltraSector ProFund is also subject to risks faced by companies in the oil drilling equipment and services industry, including: effects on profitability from changes in worldwide oil exploration and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil companies are located or do business; lower demand for oil-related products due to changes in consumer demands, warmer winters and energy efficiency; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Oil Equipment, Services & Distribution UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

Oil Equipment, Services & Distribution UltraSector ProFund has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Oil Equipment, Services & Distribution UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class	Service Class
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.90%	0.90%

Total Annual Fund Operating Expenses	1.65%	2.65%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Oil Equipment, Services & Distribution UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$168	$520
Service Class	$268	$823

58	< Oil Equipment, Services & Distribution UltraSector ProFund

Pharmaceuticals UltraSector ProFund

Investment Objective

Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

If Pharmaceuticals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as Dow Jones U.S. Pharmaceuticals Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Pharmaceuticals UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Pharmaceuticals Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Pharmaceuticals UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Pharmaceuticals UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Pharmaceuticals UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Pharmaceuticals UltraSector ProFund is also subject to risks faced by companies in the pharmaceuticals industry, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Pharmaceuticals UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Pharmaceuticals UltraSector ProFund by showing the variability of Pharmaceuticals UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Pharmaceuticals UltraSector ProFund for one quarter was 11.49% (quarter ended December 31, 2002) and the lowest return was –27.70% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/28/00
- Before Taxes	-15.85%	-14.69%
- After Taxes on Distributions	-15.85%	-14.69%
- After Taxes on Distributions and Sale of Shares	-10.30%	-11.88%
Service Class Shares (1)	-16.67%	-15.42%	06/28/00
S&P 500 Index (2)	10.88%	-2.46%
Dow Jones U.S. Pharmaceuticals Index (2)	-8.28%	-5.87%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Pharmaceuticals UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (PHPIX)	Service Class (PHPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.15%	1.15%

Total Annual Fund Operating Expenses	1.90%	2.90%
Fee Waivers/Reimbursements**	-0.22%	-0.22%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Pharmaceuticals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$576	$1,006	$2,204
Service Class	$271	$877	$1,509	$3,208

Pharmaceuticals UltraSector ProFund >	59

Precious Metals UltraSector ProFund

Investment Objective

Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index.

If Precious Metals UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as its benchmark Index when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Precious Metals UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones Precious Metals Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Precious Metals UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Precious Metals UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Precious Metals UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Precious Metals UltraSector ProFund is also subject to risks faced by companies in the gold and silver mining industry, including: the prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; securities prices may underperform those of other sectors and/or fixed income investments; and certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

For more information on Precious Metals UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Precious Metals UltraSector ProFund by showing the variability of Precious Metals UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Please note that the performance information below reflects performance during periods when Precious Metals UltraSector ProFund sought daily investment results that corresponded to the Philadelphia Stock Exchange® Gold/Silver Sector™ Index.

Annual Return of Investor Class Shares as of December 31 each year

                                    [CHART]

                        2003     58.67
2004    -16.99
During the period covered in the bar chart, the highest return on Investor Class Shares of
Precious Metals UltraSector ProFund for one quarter was 28.44% (quarter ended December 31, 2003) and the lowest return was –26.81% (quarter ended June 30, 2004).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/03/02
- Before Taxes	-16.99%	-0.01%
- After Taxes on Distributions	-16.99%	-0.01%
- After Taxes on Distributions and Sale of Shares	-11.05%	-0.01%
Service Class Shares (1)	-17.82%	-0.94%	06/03/02
S&P 500 Index (2)	10.88%	8.00%
Dow Jones Precious Metals Index (2)(3)	-5.68%	7.16%
Philadelphia Stock Exchange® Gold/Silver Sector™ Index (2)(3)	-7.70%	6.90%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. (3) Precious Metals UltraSector ProFund’s benchmark changed from the Philadelphia Stock Exchange Gold/Silver Sector Index to the Dow Jones Precious Metals Index on June 18, 2004 to reflect a change to the Fund’s investment objective.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Precious Metals UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (PMPIX)	Service Class (PMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.71%	0.71%

Total Annual Fund Operating Expenses	1.46%	2.46%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Precious Metals UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$149	$462	$797	$1,746
Service Class	$249	$767	$1,311	$2,796

60	< Precious Metals UltraSector ProFund

Real Estate UltraSector ProFund

Investment Objective

Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index.

If Real Estate UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Real Estate Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Real Estate UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Real Estate Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Real Estate UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Real Estate UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Real Estate UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Real Estate UltraSector ProFund is also subject to risks faced by companies in the real estate industry, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a real estate investment rust (“REIT”) that fails to comply with the federal tax requirements affecting REITs would be subject to federal income taxation; and the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Real Estate UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Real Estate UltraSector ProFund by showing the variability of Real Estate UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Real Estate UltraSector ProFund for one quarter was 22.24% (quarter ended December 31, 2004) and the lowest return was –15.94% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	42.95%	22.09%
- After Taxes on Distributions	42.30%	19.05%
- After Taxes on Distributions and Sale of Shares	27.88%	17.24%
Service Class Shares (1)	41.60%	20.79%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Real Estate Index (2)	31.22%	20.50%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Real Estate UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (REPIX)	Service Class (REPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Real Estate UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$158	$490	$845	$1,845
Service Class	$258	$793	$1,355	$2,885

Real Estate UltraSector ProFund >	61

Semiconductor UltraSector ProFund

Investment Objective

Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index.

If Semiconductor UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Semiconductor Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Semiconductor UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Semiconductor Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Semiconductor UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Semiconductor UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Semiconductor UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Semiconductor UltraSector ProFund is also subject to risks faced by companies in the semiconductor industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Semiconductor UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Semiconductor UltraSector ProFund by showing the variability of Semiconductor UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Semiconductor UltraSector ProFund for one quarter was 69.31% (quarter ended December 31, 2001) and the lowest return was –51.44% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-34.81%	-40.70%
- After Taxes on Distributions	-34.81%	-40.70%
- After Taxes on Distributions and Sale of Shares	-22.63%	-27.72%
Service Class Shares (1)	-35.41%	-41.30%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Semiconductor Index (2)	-21.35%	-21.86%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Semiconductor UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (SMPIX)	Service Class (SMPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.90%	0.90%

Total Annual Fund Operating Expenses	1.65%	2.65%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Semiconductor UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$168	$520	$897	$1,955
Service Class	$268	$823	$1,405	$2,983

62	< Semiconductor UltraSector ProFund

Technology UltraSector ProFund

Investment Objective

Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Sector Index.

If Technology UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Technology Sector Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Technology UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Technology Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Technology UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Technology UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Technology UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk, volatility risk and technology investment risk.

In addition to the risks noted above, Technology UltraSector ProFund is also subject to risks faced by companies in the technology sector, including: intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel; loss of key personnel to form competitive concerns; and heavy dependence on patent and intellectual property rights, with profitability affected by loss or impairment of these rights. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Technology UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Technology UltraSector ProFund by showing the variability of Technology UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Technology UltraSector ProFund for one quarter was 53.93% (quarter ended December 31, 2001) and the lowest return was –52.49% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	-2.31%	-35.84%
- After Taxes on Distributions	-2.37%	-35.85%
- After Taxes on Distributions and Sale of Shares	-1.42%	-25.48%
Service Class Shares (1)	-3.21%	-36.24%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Technology Sector Index (2)	1.76%	-18.98%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Technology UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (TEPIX)	Service Class (TEPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.20%	1.20%

Total Annual Fund Operating Expenses	1.95%	2.95%
Fee Waivers/Reimbursements**	-0.27%	-0.27%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Technology UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$586	$1,027	$2,253
Service Class	$271	$887	$1,529	$3,252

Technology UltraSector ProFund >	63

Telecommunications UltraSector ProFund

Investment Objective

Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Sector Index.

If Telecommunications UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Telecommunications Sector Index (Index) when the Index rises on a given day, and should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Telecommunications UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Telecommunications Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Telecommunications UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Telecommunications UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Telecommunications UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Telecommunications UltraSector ProFund is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Telecommunications UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Telecommunications UltraSector ProFund by showing the variability of Telecommunications UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Telecommunications UltraSector ProFund for one quarter was 55.02% (quarter ended December 31, 2002) and the lowest return was –39.32% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			06/19/00
- Before Taxes	23.06%	-29.00%
- After Taxes on Distributions	22.90%	-29.05%
- After Taxes on Distributions and Sale of Shares	15.10%	-21.71%
Service Class Shares (1)	21.83%	-29.62%	06/19/00
S&P 500 Index (2)	10.88%	-2.89%
Dow Jones U.S. Telecommunications Sector Index (2)	18.70%	-14.85%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Telecommunications UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (TCPIX)	Service Class (TCPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.17%	1.17%

Total Annual Fund Operating Expenses	1.92%	2.92%
Fee Waivers/Reimbursements**	-0.24%	-0.24%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

*	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Telecommunications UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$580	$1,015	$2,224
Service Class	$271	$881	$1,517	$3,225

64	< Telecommunications UltraSector ProFund

Utilities UltraSector ProFund

Investment Objective

Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Sector Index.

If Utilities UltraSector ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones U.S. Utilities Sector Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

Utilities UltraSector ProFund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones U.S. Utilities Sector Index. Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments with similar economic characteristics. Utilities UltraSector ProFund will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. Utilities UltraSector ProFund will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in Utilities UltraSector ProFund are active investor risk, counterparty risk, credit risk, market risk, equity risk, concentration risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, Utilities UltraSector ProFund is also subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on Utilities UltraSector ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Utilities UltraSector ProFund by showing the variability of Utilities UltraSector ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Fund’s benchmark index. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Utilities UltraSector ProFund for one quarter was 28.31% (quarter ended June 30, 2003) and the lowest return was –31.36% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			07/26/00
- Before Taxes	31.85%	-3.14%
- After Taxes on Distributions	31.65%	-3.35%
- After Taxes on Distributions and Sale of Shares	20.82%	-2.77%
Service Class Shares (1)	30.42%	-4.01%	07/26/00
S&P 500 Index (2)	10.88%	-2.48%
Dow Jones U.S. Utilities Sector Index (2)	24.04%	3.53%

(1)	Reflects no deduction for taxes. (2) Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Utilities UltraSector ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (UTPIX)	Service Class (UTPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	1.14%	1.14%

Total Annual Fund Operating Expenses	1.89%	2.89%
Fee Waivers/Reimbursements**	-0.21%	-0.21%

Total Net Annual Fund Operating Expenses	1.68%	2.68%

* “Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.68% for Investor Class Shares and 2.68% for Service Class Shares through December 31, 2005. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in Utilities UltraSector ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$574	$1,002	$2,195
Service Class	$271	$875	$1,505	$3,199

Utilities UltraSector ProFund >	65

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66

Currency/Bond Benchmarked ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

Bond Benchmarked ProFunds (U.S. Government Plus, Rising Rates Opportunity 10 and Rising Rates Opportunity ProFunds) may also be appropriate for investors who:

>	Expect the price of the benchmark Treasury security for the Fund they are investing in to increase or decrease.
>	Want to use one of the Rising Rates Opportunity ProFunds to hedge the value of a diversified bond portfolio of high and/or government bonds from a market downturn they anticipate.

Currency ProFunds (Rising U.S. Dollar and Falling U.S. Dollar) may also be appropriate for investors who:

>	Expect the value of the dollar to rise or fall relative to the foreign currencies represented in the U.S. Dollar Index®.

Currency/Bond Benchmarked ProFunds

ProFund	Security	Daily Benchmark
U.S. Government Plus	Most recently issued 30-year U.S. Treasury Bond	125%
Rising Rates Opportunity 10	Most recently issued 10-year U.S. Treasury Note	100% of the Inverse
Rising Rates Opportunity	Most recently issued 30-year U.S. Treasury Bond	125% of the Inverse
Rising U.S. Dollar	US Dollar Index®	Match (100%)
Falling U.S. Dollar	US Dollar Index®	100% of the Inverse

Currency/Bond Benchmarked ProFunds >	67

U.S. Government Plus ProFund

Investment Objective

U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of U.S. Government Plus ProFund generally should decrease as interest rates rise.

If U.S. Government Plus ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day. Conversely, it should lose approximately one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day.

Principal Investment Strategy

U.S. Government Plus ProFund invests in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the daily return of the Long Bond. Under normal circumstances, this ProFund commits at least 80% of its assets to U.S. Government securities and/or financial instruments with similar economic characteristics. U.S. Government Plus ProFund will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations

The principal risks of investing in U.S. Government Plus ProFund are active investor risk, counterparty risk, credit risk, market risk, debt instrument risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, repurchase agreement risk and volatility risk.

An investment in U.S. Government Plus ProFund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on U.S. Government Plus ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in U.S. Government Plus ProFund by showing the variability of U.S. Government Plus ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Long Bond. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Returns of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of U.S. Government Plus ProFund for one quarter was 8.82% (quarter ended September 30, 2004) and the lowest return was –7.96% (quarter ended June 30, 2004).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	8.78%	8.21%
- After Taxes on Distributions	6.00%	5.95%
- After Taxes on Distributions and Sale of Shares	5.65%	5.68%
Service Class Shares (1)	7.67%	7.06%	05/01/02
Lehman Brothers U.S. Treasury: Long-Term Total Return Index (2)	7.18%	8.57%
Most recently issued Long Bond (2)(3)	8.86%	9.39%

(1)	Reflects no deduction for taxes. (2) The Lehman Brothers U.S. Treasury: Long Term Total Return Index is a unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. The index reflects both price return and yield and is calculated assuming the reinvestment of coupon payments. It does not reflect a deduction for fees, expenses or taxes. (3) Reflects no deduction for fees, expenses or taxes. Total return is calculated assuming reinvestment of coupon payments. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of U.S. Government Plus ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (GVPIX)	Service Class (GVPSX)
Investment Advisory Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.70%	0.70%

Total Annual Fund Operating Expenses	1.20%	2.20%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in U.S. Government Plus ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$122	$381	$660	$1,455
Service Class	$223	$688	$1,180	$2,534

68	< U.S. Government Plus ProFund

Rising Rates Opportunity 10 ProFund

Investment Objective

Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily price movement of the most recently issued 10-year U.S. Treasury Note (“Note”). In accordance with its stated objective, the net asset value of Rising Rates Opportunity 10 ProFund generally should decrease as interest rates fall.

If Rising Rates Opportunity 10 ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any daily decrease in the price of the Note on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any daily increase in the price of the Note on a given day.

Principal Investment Strategy

Rising Rates Opportunity 10 ProFund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Note.

Principal Risk Considerations

The principal risks of investing in Rising Rates Opportunity 10 ProFund are active investor risk, counterparty risk, credit risk, market risk, debt instrument risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, short sale risk and repurchase agreement risk.

In addition, Rising Rates Opportunity 10 ProFund is required to take short positions with respect to the Note under which Rising Rates Opportunity 10 ProFund is obligated to pay an amount equal to the current yield over the term of the transaction. Accordingly, Rising Rates Opportunity 10 ProFund bears the risk that the costs of these positions will exceed other aspects of total return, which would cause Rising Rates Opportunity 10 ProFund to lose value.

For more information on Rising Rates Opportunity 10 ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of Rising Rates Opportunity 10 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (RTPIX)	Service Class (RTPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Rising Rates Opportunity 10 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$158	$490
Service Class	$258	$793

Rising Rates Opportunity 10 ProFund >	69

Rising Rates Opportunity ProFund

Investment Objective

Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of Rising Rates Opportunity ProFund generally should decrease as interest rates fall.

If Rising Rates Opportunity ProFund is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily in the price of the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day.

Principal Investment Strategy

Rising Rates Opportunity ProFund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the inverse of the daily return of the Long Bond. Rising Rates Opportunity ProFund will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations

The principal risks of investing in Rising Rates Opportunity ProFund are active investor risk, counterparty risk, credit risk, market risk, debt instrument risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, short sale risk, repurchase agreement risk and volatility risk.

In addition, Rising Rates Opportunity ProFund is required to take short positions with respect to the Long Bond under which Rising Rates Opportunity ProFund is obligated to pay an amount equal to the current yield over the term of the transaction. Accordingly, Rising Rates Opportunity ProFund bears the risk that the costs of these positions will exceed other aspects of total return, which would cause Rising Rates Opportunity ProFund to lose value.

For more information on Rising Rates Opportunity ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in Rising Rates Opportunity ProFund by showing the variability of Rising Rates Opportunity ProFund returns from year to year and by comparing average annual total returns for the Investor Class Shares and Service Class Shares to a broad measure of market performance and to the Long Bond. Past performance, before and after taxes, is no guarantee of future results.

Average annual total returns are shown on a before and after-tax basis for Investor Class Shares only. After-tax returns for Service Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold ProFund shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of ProFund shares.

Annual Return of Investor Class Shares as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Rising Rates Opportunity ProFund for one quarter was 7.55% (quarter ended June 30, 2004) and the lowest return was –8.46% (quarter ended September 30, 2004).

Average Annual Total Returns As of December 31, 2004	One Year	Since Inception	Inception Date
Investor Class Shares			05/01/02
- Before Taxes	-10.82%	-12.37%
- After Taxes on Distributions	-10.82%	-12.37%
- After Taxes on Distributions and Sale of Shares	-7.04%	-10.33%
Service Class Shares (1)	-11.72%	-13.09%	05/01/02
Lehman Brothers U.S. Treasury: Long-Term Index (2)	7.18%	8.57%
Most recently issued Long Bond (2)(3)	8.86%	9.39%

(1)	Reflects no deduction for taxes. (2) The Lehman Brothers U.S. Treasury: Long Term Total Return Index is a unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. The index reflects both price return and yield and is calculated assuming the reinvestment of coupon payments. It does not reflect a deduction for fees, expenses or taxes. (3) Reflects no deduction for fees, expenses or taxes. Total return is calculated assuming reinvestment of coupon payments. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Rising Rates Opportunity ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee          $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (RRPIX)	Service Class (RRPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.67%	0.67%

Total Annual Fund Operating Expenses	1.42%	2.42%

*“Other	expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Rising Rates Opportunity ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$145	$449	$776	$1,702
Service Class	$245	$755	$1,291	$2,756

70	< Rising Rates Opportunity ProFund

Rising U.S. Dollar ProFund

Investment Objective

Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the US Dollar Index®.

If Rising U.S. Dollar ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any increase in the US Dollar Index® (Index) on a given day. Generally, an increase in the Index represents an increase in the value of the U.S. dollar versus the foreign currencies represented in the Index. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any decrease in the Index on a given day. Generally, a decline in the Index represents a decrease in the value of the U.S. dollar versus the foreign currencies represented in the Index.

Principal Investment Strategy

Rising U.S. Dollar ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the US Dollar Index®. Rising U.S. Dollar ProFund’s assets will have significant inverse (short) exposure to foreign (non-U.S.) “hard currencies.” “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund may invest significantly in forward contracts, swap agreements and futures contracts in combination with dollar-denominated debt or money market instruments.

Principal Risk Considerations

The principal risks of investing in Rising U.S. Dollar ProFund are active investor risk, counterparty risk, market risk, interest rate risk, correlation risk, credit risk, exchange rate risk, foreign currency risk, foreign investment risk, foreign money market instruments risk, geographic concentration risk, liquidity risk, aggressive investment technique risk, non-diversification risk, tax risk and repurchase agreement risk.

For more information on Rising U.S. Dollar ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

Rising U.S. Dollar ProFund commenced investment operations on February 17, 2005. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Rising U.S. Dollar ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (RDPIX)	Service Class (RDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Rising U.S. Dollar ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$158	$490
Service Class	$258	$793

Rising U.S. Dollar ProFund >	71

Falling U.S. Dollar ProFund

Investment Objective

Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the US Dollar Index®.

If Falling U.S. Dollar ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the US Dollar Index® (Index) on a given day. Generally, a decline in the Index represents a decrease in the value of the U.S. dollar versus the foreign currencies represented in the Index. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index on a given day. Generally, an increase in the Index represents an increase in the value of the U.S. dollar versus the foreign currencies represented in the Index.

Principal Investment Strategy

Falling U.S. Dollar ProFund takes positions in financial instruments that, in combination, should have similar daily return characteristics as inverse of the US Dollar Index®. Falling U.S. Dollar ProFund’s assets will have significant exposure to foreign (non-U.S.) “hard currencies.” “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund may invest significantly in either foreign denominated money market instruments or forward contracts, swap agreements and futures contracts in combination with dollar denominated debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in Falling U.S. Dollar ProFund are active investor risk, counterparty risk, credit risk, market risk, interest rate risk, correlation risk, exchange rate risk, foreign currency risk, foreign investment risk, foreign money market instruments risk, geographic concentration risk, inverse correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, tax risk and repurchase agreement risk.

For more information on Falling U.S. Dollar ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFund Strategies and Risks” beginning on page 7.

Fund Performance

Falling U.S. Dollar ProFund commenced investment operations on February 17, 2005. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Falling U.S. Dollar ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class (FDPIX)	Service Class (FDPSX)
Investment Advisory Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	1.00%
Other Expenses*	0.80%	0.80%

Total Annual Fund Operating Expenses	1.55%	2.55%

*“Other	expenses” are based on estimated amounts for current fiscal year. The estimated amounts include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Falling U.S. Dollar ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class	$158	$490
Service Class	$258	$793

72	< Falling U.S. Dollar ProFund

Money Market ProFund may be appropriate for investors who:

>	are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.
>	seek current income consistent with liquidity and preservation of capital.

Money Market ProFund

Money Market ProFund >	73

Money Market ProFund

Investment Objective

Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

Principal Investment Strategy

Money Market ProFund pursues its investment objective through a “master feeder” arrangement. Money Market ProFund invests all of its assets in the Scudder Cash Management Portfolio (the “Portfolio”), a separate investment company managed by Deutsche Asset Management, Inc. with an identical investment objective. The Portfolio may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: debt instruments, U.S. Government securities, repurchase agreements and asset-backed securities.

Because many of the principal investments of the Portfolio are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in the financial services industry. The Portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations and may invest in other instruments, as described in the Statement of Additional Information.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in the Portfolio are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The Portfolio also may invest in longer-term securities that have features reducing their maturities to 397 days or less on their purchase date. The Portfolio buys securities that at the time of purchase:

>	have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);
>	have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);
>	are unrated, but are determined to be of comparable quality by the Portfolio’s investment adviser; or
>	have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the Portfolio’s investment adviser.

Principal Risk Considerations

The principal risks of investing in Money Market ProFund are market risk, active investor risk, interest rate risk, debt instrument risk and repurchase agreement risk. In addition, Money Market ProFund is also subject to the following risks:

>	Credit Risk: A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk the Portfolio only buys high quality securities with minimal credit risk. Also the Portfolio primarily buys securities with remaining maturities of 397 days (about 13 months) or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.
>	Security Selection Risk: While the Portfolio invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities in which the Portfolio invests will not perform as expected. This could cause the Portfolio’s returns to lag behind those of similar money market funds.
>	Prepayment Risk: When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Portfolio may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Portfolio’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.
>	Financial Services Industry Concentration Risk: Because the Portfolio invests more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

An investment in Money Market ProFund is not a deposit of a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While Money Market ProFund seeks to maintain a stable net asset value of $1.00 per share, there is no guarantee that Money Market ProFund will do so, and you could lose money by investing in this ProFund.

For more information on Money Market ProFund’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance. The bar chart and table below provide an indication of the risks of investing in Money Market ProFund Investor Class Shares by showing the variability of Money Market ProFund returns from year to year. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on Investor Class Shares of Money Market ProFund for one quarter was 1.51% (quarter ended September 30, 2000) and the lowest return was 0.05% (quarter ended December 31, 2003).

Average Annual Total Returns As of December 31, 2004	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares	0.61%	2.16%	2.90%	11/17/97
Service Class Shares	0.08%	1.41%	2.01%	11/17/97

The 7-day yield (the income for the previous 7 days projected over a full year) for Money Market ProFund as of December 31, 2004 was 1.49% for Investor Class Shares and 0.49% for Service Class Shares.

Master Feeder Structure

Money Market ProFund is a feeder fund that currently invests all of its assets in a master fund, the Portfolio. The Portfolio may accept investments from other feeder funds. Each feeder fund bears the Portfolio’s expenses in proportion to their investments in the Portfolio. Each feeder fund can set its own fund-specific expenses, transaction minimums and other requirements.

Shareholders of Money Market ProFund, on April 25, 2001, approved an investment advisory agreement with ProFund Advisors under which ProFund Advisors serves as investment adviser of Money Market ProFund, although no fee is payable under the investment advisory agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund. Money Market

74	< Money Market ProFund

ProFund’s Trustees may withdraw its assets from the Portfolio if they believe doing so is in the shareholders’ best interests.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of Money Market ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee         $10 (This charge may be waived at the discretion of ProFunds.)

Annual Fund Operating Expenses* (as a percentage of average daily net assets)	Investor Class (MPIXX)	Service Class (MPSXX)
Investment Advisory Fees	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.00%	1.00%	**
Other Expenses***	0.67%	0.67%

Total Annual Fund Operating Expenses	0.82%	1.82%

*	Reflects the expenses of both Money Market ProFund and the Portfolio.
**	Distribution and service fees incurred by the Service Class were reduced during the period ended December 31, 2004. The expense reflected in the table is the maximum fee that the Fund may charge.
***	“Other expenses” include legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in Money Market ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$84	$262	$455	$1,014
Service Class	$185	$573	$985	$2,137

Money Market ProFund >	75

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76

General ProFunds Information

“The price at which you purchase, redeem and exchange shares is the net asset value (NAV) per share next calculated after your transaction request is received in good order.”

General ProFunds Information >	77

General ProFunds Information

Calculating Share Prices

The price at which you purchase, redeem and exchange shares is the net asset value (NAV) per share next determined after your transaction request is received in good order. Each ProFund calculates its NAV by taking the market value of the assets attributed to the class, subtracting any liabilities attributed to the class, and dividing that amount by the number of that class’ outstanding shares.

Each ProFund (other than U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund) normally calculates its daily share price for each class of shares at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) every day the NYSE is open for business.

U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund normally calculate their daily share prices for each class of shares at the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the NYSE is open for business except for Columbus Day and Veterans’ Day.

NYSE Holiday Schedule: The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (observed), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent a ProFund’s portfolio investments trade in markets on days when a ProFund is not open for business, the value of the ProFund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days a ProFund is open for business. If the exchange or market on which a ProFund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. For example, the bond markets or other primary trading markets for certain ProFunds may close early on the day before certain holidays and the day after Thanksgiving. U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund may also close early when the Bond Market Association recommends an early close of the bond markets. On such days, U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund will cease taking transaction requests including requests to exchange to or from other ProFunds.

Bond Market Association’s Proposed Early Close Schedule: On the following days in 2005, the Bond Market Association has recommended that the bond markets close at 2:00 p.m. Eastern Time: Friday, January 14; Friday, February 18; Thursday, March 24; Friday, May 27; Friday, July 1; Friday, September 2; Friday, October 7; Thursday, November 10; Wednesday, November 23; Friday, November 25; Friday, December 23 and Friday, December 30. The Bond Market Association may announce changes to this schedule or other early close dates from time to time. On such days, the U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund will close as of the close of open auction of the U.S. Treasury futures on the Chicago Board of Trade (typically one hour before the Bond Market Association’s proposed early close).

A ProFund’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available, that investment may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. The procedures involve the risk that the ProFund’s valuation of an investment may be higher or lower than the price the investment might actually command if the ProFund sold it. See the ProFunds Statement of Additional Information for more details.

Money Market ProFund uses the amortized cost method to value its assets pursuant to procedures adopted by the Board of Trustees. This method does not reflect daily fluctuations in market value.

Dividends and Distributions

Each of the ProFunds intends to declare and distribute to its shareholders at least annually all of the year’s net investment income and net capital gains, if any, as follows:

	Dividends		Capital Gains

ProFund Name	Accrued	Paid	Paid

Money Market	Daily	Monthly	Annually*

U.S. Government Plus	Daily	Monthly	Annually*

Real Estate UltraSector	Quarterly	Quarterly	Annually*

All other ProFunds	Annually	Annually	Annually
*Money	Market ProFund, U.S. Government Plus ProFund and Real Estate UltraSector ProFund reserve the right to include in a dividend any short-term capital gains on securities that they sell.

ProFunds does not announce dividend distribution dates in advance. Certain investment strategies employed by certain ProFunds may produce income or net short-term capital gains which the Funds would seek to distribute more frequently. Each ProFund may declare additional capital gains distributions during a year.

Each ProFund will reinvest distributions in additional shares of the ProFund making the distribution unless a shareholder has written to request distributions in cash (by check, wire or ACH).

By selecting the distribution by check or wire option, the shareholder agrees to the following conditions:

>	If a shareholder elects to receive distributions by check or wire, each ProFund will, nonetheless, automatically reinvest such distributions in additional shares of such ProFund if they are $10 or less (and payable by check) or $25 or less (and payable by wire). A shareholder may elect to receive distributions via ACH or reinvest such distribution in shares of another ProFund regardless of amount.
>	Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of

78	< General ProFunds Information

General ProFunds Information

six months from the issuance date, will be cancelled, and the funds will be reinvested (net of any bank charges) on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid or, if the account is closed or only the Money Market ProFund is open, the funds will be reinvested into Money Market ProFund; and
>	Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid, unless subsequent distribution checks have been cashed.

Earning Dividends

>	Money Market ProFund shares begin to earn dividends on the day ProFunds’ transfer agent receives a Federal funds wire payment for a purchase in good order. Money Market ProFund may revise its policies, postpone the payment of dividends and interest, or take other actions in order to maintain a constant NAV of $1.00 per share.
>	U.S. Government Plus ProFund shares begin to earn dividends on the first business day following the day that ProFunds’ transfer agent receives a Federal funds wire payment for a purchase in good order.
>	U.S. Government Plus ProFund and Money Market ProFund shares purchased by check begin to earn dividends the first business day following the day the check is received in good order by ProFunds’ transfer agent. Shares purchased in an exchange transaction begin earning dividends the day after the exchange is processed. Shares continue to earn dividends through the business day that ProFunds’ transfer agent has processed a redemption of those shares.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a ProFund and does not address any foreign, state or local tax consequences. Please see the Statement of Additional Information for more information.

>	A ProFund does not ordinarily pay federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders.
>	Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year. For Federal income tax purposes, distributions of investment income in the hands of taxable U.S. investors are generally taxable as ordinary income.
>	Shareholders will generally be subject to tax on dividends regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested.
>	Whether a distribution of capital gains by a ProFund is taxable to shareholders as ordinary income or at the lower rate applicable to “net capital gains” depends on how long a ProFund has owned (or is treated as having owned) the investments generating the distribution, not on how long an investor has owned shares of the ProFund. Distributions are taxable even if they are paid from income or gains earned by a ProFund prior to the investor’s purchase of the ProFund shares (which income or gains were thus included in the price paid for the ProFund shares).
>	Distributions of gains from investments that a ProFund has owned (or is treated as having owned) for more than 12 months and that are properly designated by the ProFund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from investments that a ProFund has owned (or is treated as having owned) for 12 months or less will be taxable as ordinary income. Distributions are taxable whether received in cash or reinvested in additional shares. Distributions may also be subject to state and local taxes.
>	For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a ProFund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided that holding period and other requirements are met at both the shareholder and Fund level. For more information, see the Statement of Additional Information under “Taxation.”
>	If shareholders redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, depending upon how long they have held the shares. Shareholder transactions in a ProFund’s shares resulting in gain from selling shares held for more than one year generally are taxed at capital gain rates while those resulting from sales of shares held for one year or less generally are taxed at ordinary income rates.
>	If shareholders exchange shares of one ProFund for shares of another ProFund, this will be treated as a sale of ProFund shares and any gain on the transaction may be subject to federal income tax.
>	Dividends and distributions declared by a ProFund in October, November or December of one year and paid in January of the next year are generally taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.
>	Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate income tax brackets — for taxable years beginning on or before December 31, 2008.
>	Distributions from investments in securities of foreign issues, if any, including dividend or interest payments, may be subject to withholding and other taxes at the source. In such cases, a ProFund’s yield on those securities would decrease. Shareholders generally will not be able to claim a credit or deduction with respect to foreign taxes. In addition, a ProFund’s investments in foreign securities or foreign currencies may increase or accelerate a ProFund’s recognition of ordinary income and may affect the timing or amount of a ProFund’s distributions.
>	A ProFund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions and redemption proceeds payable to shareholders through 2010 (after which the tax rate will be 31%) who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability. Shareholders may also be subject to a $50 fee to reimburse a ProFund for any penalty that the IRS may impose.
>

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of

General ProFunds Information >	79

General ProFunds Information

30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004 (the “2004 Act”), until January 1, 2008, a ProFund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the ProFund.

>	The 2004 Act modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from “U.S. real property interests” (“USRPIs”), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” such as REITs. Under the 2004 Act, until January 1, 2008, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, ProFunds recommends that shareholders consult their own tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

Index Information

A description of the indices currently underlying each ProFund’s benchmark are set forth below.

The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a float adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Through March 18, 2005, the official index values remain float unadjusted; after March 18, 2005 through September 16, 2005, the official index values move to a free float-adjusted calculation based on half of the intended float factor for each constituent. After September 16, 2005, the index values will move to a full free float-adjusted calculation. Reconstitution occurs both on a quarterly and ongoing basis.

The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Through March 18, 2005, the official index values remain float unadjusted; after March 18, 2005 through September 16, 2005, the official index values move to a free float-adjusted calculation based on half of the intended float factor for each constituent. After September 16, 2005, the index values will move to a full free float-adjusted calculation. Reconstitution occurs both on a quarterly and ongoing basis. As of March 31, 2005, the S&P MidCap 400 Index included companies with capitalizations between $272.4 million and $9.1 billion.

The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. All U.S. companies listed on the NYSE, AMEX or NASDAQ meeting an initial minimum ($1) price are considered for inclusion. Reconstitution occurs annually. Securities are not replaced if they leave the index, however, as of August 31, 2004, new issue securities meeting other membership requirements may be added on a quarterly basis. As of March 31, 2005, the Russell 2000 Index included companies with capitalizations between $29.3 million and $6.1 billion.

The NASDAQ-100 Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology. Reconstitution and rebalancing occurs on an annual, quarterly, and ongoing basis.

The Dow Jones Industrial Average (DJIA) is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks, instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The S&P 500/Barra Value Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively low price-to-book as determined before each semiannual rebalance date. As of March 31, 2005, the S&P 500/Barra Value Index included 322 companies with capitalizations between $734.8 million and $234.8 billion.

The S&P 500/Barra Growth Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P 500 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2005, the S&P 500/Barra Growth Index included 178 companies with capitalizations between $572.0 billion and $382.2 billion.

The S&P MidCap 400/Barra Value Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2005, the S&P MidCap 400/Barra Value Index included 218 companies with capitalizations between $272.4 million and $9.1 billion.

The S&P MidCap 400/Barra Growth Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. As of March 31, 2005, the S&P MidCap 400/Barra Growth Index included 182 companies with capitalizations between $592.7 million and $9.1 billion.

The S&P SmallCap 600/Barra Value Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively low price-to-book ratios as determined before each semiannual rebalance date. (Note: The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors

80	< General ProFunds Information

General ProFunds Information

criteria such as liquidity, price, market capitalization, financial viability, and public float.) As of March 31, 2005, the S&P SmallCap 600/Barra Value Index included 356 companies with capitalizations between $44.1 million and $3.0 billion.

The S&P SmallCap 600/Barra Growth Index is a float adjusted market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have comparatively high price-to-book ratios as determined before each semiannual rebalance date. (Note: The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.) As of March 31, 2005, the S&P SmallCap 600/Barra Growth Index included 244 companies with capitalizations between $117.1 million and $5.3 billion.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of March 31, 2005, the ProFunds Europe 30 Index included companies with capitalizations between $276.8 billion and $222.2 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The Nikkei 225 Stock Average (Nikkei) is a modified price-weighted index of the 225 most actively traded and liquid Japanese companies listed in the First Section of the Tokyo Stock Exchange. The Nikkei is calculated from the prices of the 225 Tokyo Stock Exchange (TSE) First Section stocks selected to represent a broad cross-section of Japanese industries and the overall performance of the Japanese equity market. Nihon Keizai Shimbun, Inc. is the sponsor of the Index. Companies in the Nikkei are reviewed annually. Emphasis is placed on maintaining the Index’s historical continuity while keeping the Index composed of stocks with high market liquidity. The sponsor consults with various market experts, considers company specific information and the overall composition of the Index.

The Dow Jones U.S. Banks Index measures the performance of the banking industry of the U.S. equity market. Component companies include all regional and major U.S. domiciled international banks, savings and loans, savings banks, thrifts, and building associations and societies. Investment and merchant banks are excluded. As of March 31, 2005, the average capitalization of the Index was approximately $12.4 billion.

The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, commodity chemicals, specialty chemicals, forest products, non-ferrous metals, paper products, precious metals and steel. As of March 31, 2005, the average capitalization of the Index was approximately $5.4 billion.

The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology industry of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. As of March 31, 2005, the average capitalization of the Index was approximately $3.7 billion.

The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of March 31, 2005, the average capitalization of the Index was approximately $6.8 billion.

The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of March 31, 2005, the average capitalization of the Index was approximately $7.8 billion.

The Dow Jones U.S. Financials Index measures the performance of the financial services economic sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card insurers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of March 31, 2005, the average capitalization of the Index was approximately $8.6 billion.

The Dow Jones U.S. Health Care Index measures the performance of the healthcare economic sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of March 31, 2005, the average capitalization of the Index was approximately $9.0 billion.

The Dow Jones U.S. Industrials Index measures the performance of the industrial economic sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of March 31, 2005, the average capitalization of the Index was approximately $6.4 billion.

The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce — companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site. Internet Services — companies that derive the majority of their revenues from providing access to Internet or providing services to people using Internet. As of March 31, 2005, the average capitalization of the Index was approximately $2.8 billion.

The Dow Jones U.S. Leisure Goods Index measures the performance of the leisure goods industry of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, lodging, recreational products and services, restaurants, toys, and all items relevant to the field of leisure goods and services. As of March 31, 2005, the average capitalization of the Index was approximately $3.2 billion.

The Dow Jones U.S. Mobile Telecommunications Index measures the performance of the wireless communications industry of the U.S. equity market. Component companies include the pro -

General ProFunds Information >	81

General ProFunds Information

viders of mobile telephone services, including cellular telephone systems, and paging and wireless services. As of March 31, 2005, the average capitalization of the Index was approximately $8.5 billion.

The Dow Jones U.S. Oil & Gas Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of March 31, 2005, the average capitalization of the Index was approximately $12.9 billion.

The Dow Jones U.S. Oil Equipment, Services & Distribution Index measures the performance of the oil drilling equipment and services industry of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. As of March 31, 2005, the average capitalization of the Index was approximately $12.9 billion.

The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals industry of the U.S. equity market. Component companies include the makers of prescription drugs such as birth control pills and vaccines, and over-the-counter drugs, such as aspirin and cold remedies, as well as companies engaged in contract drug research. As of March 31, 2005, the average capitalization of the Index was approximately $24.9 billion.

The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. It is a float-adjusted market-capitalization weighted index with an average capitalization as of March 31, 2005 of approximately $4.9 billion.

The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of March 31, 2005, the average capitalization of the Index was approximately $2.9 billion.

The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor industry of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. As of March 31, 2005, the average capitalization of the Index was approximately $5.1 billion.

The Dow Jones U.S. Technology Sector Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of March 31, 2005, the average capitalization of the Index was approximately $6.7 billion.

The Dow Jones U.S. Telecommunications Sector Index measures the performance of the telecommunications economic sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of March 31, 2005, the average capitalization of the Index was approximately $16.3 billion.

The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of March 31, 2005, the average capitalization of the Index was approximately $6.0 billion.

The US Dollar Index® (USDX®) is a geometric trade- weighted average of the US Dollar’s value against a basket of six major world currencies. Those currencies and their weightings are: Euro 57.6%; Japanese Yen 13.6%, British Pound 11.9%, Canadian dollar 9.1%; Swedish Krona 4.2% and Swiss Franc 3.6%. These weightings are currently fixed.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P Small-Cap 600,” “Standard & Poor’s Small-Cap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/BarraGrowth Index,” and “S&P Small-Cap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial AverageTM,” “DJIA,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. (“NASDAQ”). The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “New York Board of Trade®”, “NYBOT®”, “The U.S. Dollar Index®” and “USDX®” are trademarks or service marks of the Board of Trade of the City of New York, Inc. and are licensed for use by ProFunds. The ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

Dow Jones does not:

>	Sponsor, endorse, sell or promote Dow 30 ProFund, UltraDow 30 ProFund, Short Dow 30 ProFund, UltraShort Dow 30 ProFund or UltraSector ProFunds (together, the “ProFunds”).
>	Recommend that any person invest in the ProFunds or any other securities.
>	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.
>	Have any responsibility or liability for the administration, management or marketing of the ProFunds.
>	Consider the needs of the ProFunds or the owners of the ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

>	The results to be obtained by the ProFunds, the owner of the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;
>	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or
>	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

82	< General ProFunds Information

General ProFunds Information

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds are not sponsored, endorsed, sold or promoted by Board of Trade of the City of New York, Inc. (“NYBOT”). NYBOT makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the NYBOT U.S. Dollar Index® to track market performance of any Funds. NYBOT’s only relationship to Licensee is the commitment to license certain names and marks and of the NYBOT U.S. Dollar Index®, which is determined, composed and calculated without regard to the Licensee or the Funds. NYBOT has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the NYBOT U.S. Dollar Index®. NYBOT is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of the Funds. NYBOT has no obligation or liability in connection with the administration, purchase, sale, marketing, promotion or trading of the Funds.

NYBOT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NYBOT U.S. DOLLAR INDEX® OR ANY DATA INCLUDED THEREIN. NYBOT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NYBOT® U.S. DOLLAR INDEX® OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER, IN CONNECTION WITH THE PURCHASE, SALE OR TRADING OF ANY PRODUCT, OR FOR ANY OTHER USE. NYBOT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NYBOT U.S. DOLLAR INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYBOT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

General ProFunds Information >	83

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84

Shareholder Services Guide

“Shareholders can, free of charge and without a limit on frequency or maximum amount, exchange shares... of any publicly available ProFund for shares... of another publicly available ProFund....”

Shareholder Services Guide >	85

Shareholder Services Guide

You may purchase shares using any of the following methods.	How to Make an Initial Purchase	How to Purchase Additional Shares
Fund Minimums (all account types except Roth, Regular and Spousal IRAs)	The minimum initial investment amounts are: > $5,000 for discretionary accounts controlled by a financial professional. > $15,000 for self-directed accounts controlled directly by investors.	The minimum subsequent purchase amount is $100.
Fund Minimums (Roth, Regular and Spousal IRAs)	The minimum initial investment amounts are: > $4,000 for discretionary accounts controlled by a financial professional. > $15,000 for self-directed accounts controlled directly by investors.	The minimum subsequent purchase amount is $100.
By Mail	Step 1: Complete a New Account Form (see “Completing your New Account Form” on page 87.)

Step 1:

Complete a ProFunds’ investment slip, if available. If an investment slip is not readily available, you may send written instructions which include your name, account number, name and share class of the ProFund you wish to purchase and the purchase amount. Make sure that your investment meets the additional purchase minimum.

Step 2: Make your check payable to ProFunds. Write the name of the ProFund in which you wish to invest and your account number, if known, on the check.
	Step 3: Send the signed New Account Form and check to: ProFunds P.O. Box 182800 Columbus, OH 43218-2800	Step 3: Send the investment slip and check to: ProFunds P.O. Box 182800 Columbus, OH 43218-2800
Step 1: Complete a New Account Form (see “Completing your New Account Form” on page 87.)

Step 1:

Call ProFunds to inform us of:

>    your account number,

>    the amount to be wired, and

>    the ProFund(s) in which you wish to invest.

You will then be given a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).

By Wire

Step 2:

Fax the New Account Form to (800) 782-4797 (toll-free) or
(614) 470-8718. Call ProFunds at 888-776-3637 to:

>    confirm receipt of the faxed New Account Form,

>    request your new account number, and

>    receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).

Send the original, signed New Account Form to:

ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

Step 2: Contact your bank to initiate your wire transfer.

Step 3:

Instruct your bank to transfer money by wire to:

Huntington Bank

Columbus, OH

Routing/ABA # 044000024

ProFunds DDA # 01892150549

For further credit to: Your name, the name of the ProFund(s), your ProFunds account number and your ProFunds confirmation number.

Your wire normally must be received and accepted by ProFunds between 8:00 a.m. and 3:30 p.m., Eastern Time for all Classic, Ultra, Inverse, Currency/Bond Benchmarked and Money Market ProFunds, and between 8:00 a.m. and 3:10 p.m., Eastern Time for all UltraSector ProFunds to purchase shares the day of the wire transfer. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:10 p.m. or by 3:30 p.m. Eastern Time depending on the ProFunds purchased. ProFunds is not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received. On any day that a Fund calculates its NAV earlier than normal, ProFunds reserves the right to adjust the times noted above, except the 8:00 a.m. beginning time.

Telephone orders must be received prior to the cut-off time.

Through a Financial Professional	Contact your financial professional with your instructions.	Contact your financial professional with your instructions.

86	< Shareholder Services Guide

Shareholder Services Guide

You may exchange or redeem shares using any of the following methods.	How to Exchange or Redeem Shares

Minimum	At least $1,000 from a ProFund within a self-directed account or, if less, for that ProFund’s entire current value.

By Mail

Send a signed letter to:

ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

The letter should include information necessary to process your request as described on page 128. ProFunds may require a signature guarantee in certain circumstances. See “Signature Guarantees” under “Additional Shareholder Information” on page 130 or call ProFunds for additional information.

By Telephone

ProFunds’ Shareholder Services Representative:

(888) 776-3637 or (614) 470-8122 - Individual Investors only

(888) 776-5717 - Financial Professionals and Institutions only

Interactive Voice Response System (IVR):

Call (888) 776-3637 (toll-free) or (614) 470-8122 and follow the step-by-step instructions.

By Internet

www.profunds.com

Select the “Access Account” navigation bar and then select “Individual Account.” Follow the step-by-step instructions. Please make sure you receive and record your confirmation number for later reference. Your transaction is not effective until you have received a confirmation number from ProFunds.

Through a Financial Professional	Contact your financial professional with your instructions.

Contact Information
By Telephone:	(888) 776-3637 or (614) 470-8122 — Individual Investors only (888) 776-5717 — Institutions and Financial Professionals only

Fax:	(800) 782-4797 (toll-free) or (614) 470-8718.

Internet:	www.profunds.com

Regular mail:	ProFunds P.O. Box 182800 Columbus, OH 43218-2800

Overnight mail:	ProFunds c/o BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219

Opening A New Account

ProFunds offers two classes of shares in this Prospectus: Investor Class Shares and Service Class Shares. Investor Class Shares may be purchased directly through ProFunds Distributors, Inc. or through authorized financial professionals. Service Class Shares may only be purchased through authorized financial professionals and have service and distribution expenses not found in Investor Class Shares. There is a separate New Account Form for each class of shares. Please ensure you have the correct New Account Form before completing it.

ProFund Accounts

To open a ProFund mutual fund account, you will need to complete a New Account Form. You should also read this Prospectus carefully prior to opening your account. Contact ProFunds to request a New Account Form or download a New Account Form from ProFunds’ website. For guidelines to help you complete the Form, see instructions below.

Retirement Plan Accounts

The ProFunds sponsor several types of Individual Retirement Accounts (“IRAs”) and tax-sheltered annuities (“TSA” or 403(b)(7) plans). The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. The annual fee may be waived in certain circumstances. Other types of retirement accounts, such as profit sharing, money purchase and 401(k) accounts may be established; however, ProFunds does not sponsor these plans nor does ProFunds provide retirement reporting for these types of plans. Please visit the ProFunds Internet website or contact ProFunds for a retirement plan account application.

Accounts Through Financial Professionals

Contact your financial professional for information on opening an account to invest in ProFunds.

Completing your New Account Form

>	You must provide each account holder’s social security number or tax identification number and date of birth on the New Account Form.
>	Attach the title page and signature page of trust documents when establishing a trust account. Contact ProFunds for information on what is required on each page.
>	When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.
>	You must provide a street address (ProFunds does not accept P.O. Box only addresses, however APO and FPO Armed Forces mailing addresses are acceptable). If account holders have different addresses, each address must be provided.
>	You must designate the ProFund(s) to which your initial investment will be directed or the investment will be made in the Money Market ProFund.
>	Be sure all parties named on the account sign the New Account Form.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person or entity who opens an account. Some or all of the information provided will be used by ProFunds and/or its agents to verify the identity of the persons opening an account. If this information is not provided, ProFunds may not be able to open your account. Accounts may be restricted or closed, and monies withheld, pending verification of this information or as otherwise required under federal regulations. You may be asked to provide additional information to verify your identity consistent with requirements under anti-money laundering regulations. In addition, transaction orders, including purchases, exchanges and redemptions may be suspended, restricted, canceled or processed and the proceeds may be withheld.

Shareholder Services Guide >	87

Shareholder Services Guide

Purchasing Shares

ProFunds offers you the options to send purchase orders by mail or fax and to send purchase proceeds by check or wire. All purchases must be made in U.S. dollars drawn on a U.S. bank. Cash, starter checks, Internet-based checks, credit cards, travelers’ checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted to open an account.

ProFunds prices shares you purchase at the price per share next computed after we (or an authorized financial intermediary) receive your purchase request in good order. To be in good order, a purchase request must include a wire, check or other form of payment received by stated cut-off times, and for new accounts, a properly completed New Account Form. ProFunds cannot accept wire purchases on bank holidays. ProFunds and ProFunds Distributors, Inc. may reject any purchase request for any reason.

Important information you should know when you Purchase Shares:

>	Instructions, written or by telephone, given to ProFunds for wire transfer requests do not constitute a transaction request received in “good order” until the wire transfer has been received by ProFunds. A wire purchase will be considered in good order if (i) you have completed and faxed a New Account Form; (ii) you have contacted ProFunds and received a confirmation number, and (iii) ProFunds receives and accepts your wire during ProFunds wire processing times noted in the chart on page 89 and further described under “Additional Shareholder Information.”
>	Although ProFunds does not charge for wire receipt, your bank may charge a fee to send wires. Please be sure that the wire is sufficient to cover your purchase and any such bank fees.
>	Any New Account Form, check or wire order received that does not designate a specific ProFund will be used to purchase shares (i) in the ProFund in your existing account if you have an investment in only one ProFund, or (ii) in Money Market ProFund, if you are initially opening an account or have more than one ProFund investment. If the New Account Form does not designate a share class, your investment will be made in the Investor Class Shares. Neither ProFunds nor ProFunds Distributors, Inc. will be responsible for investment opportunities lost as a result of investments being directed to Money Market ProFund, to an existing active ProFund account, or for checks or wires being returned or rejected. If the check or wire cannot be identified, it may be returned or rejected. Checks submitted to ProFunds will be automatically deposited upon receipt at our Administrative Office in Columbus, Ohio.
>	If it is determined that account information is not in good order, any amount deposited will be refunded by check no earlier than ten business days from receipt of such payment to allow adequate time for the original check to clear through the banking system.
>	ProFunds will ordinarily cancel your purchase order if your bank does not honor your check for any reason, or your wire transfer is not received by the designated cut-off time. If your purchase transaction is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the ProFund.

Exchanging Shares

Shareholders can, free of charge and without a limit on frequency or maximum amount, exchange Investor or Service Class shares of any publicly available ProFund for Investor or Service Class shares of another publicly available ProFund or series of Access One Trust (each an “Access One Fund”) that offers such shares. Exchange requests, like any other share transaction, are subject to ProFunds transaction cut-off times described on the next page.

ProFunds will need the following information to process your exchange:

>	the account number applicable to the exchange transaction request.
>	the number of shares, percentage, or dollar value of the shares you wish to exchange.
>	the share class and name of the ProFund you are exchanging from and the share class and name of the ProFund or Access One Fund you are exchanging into.

Important information you should know when you Exchange Shares:

>	An exchange involves selling shares of one fund and buying shares of another fund. Exchanges are taxable transactions. Exchanges within a retirement account may not be taxable. Please contact your tax advisor.
>	ProFunds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.
>	Neither ProFunds, ProFunds Distributors, Inc. nor the ProFunds’ transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange. You will be responsible for any loss if there are insufficient funds available to cover the exchange due to insufficient shares or due to a decline in the value of the ProFund from which you are exchanging.
>	The redemption and purchase will be processed at the next calculated net asset values (NAVs) of the respective ProFunds or Access One Funds after the ProFunds have received your exchange request in good order.
>	The exchange privilege may be modified or discontinued at any time.
>	Before exchanging into a ProFund or Access One Fund, please read the fund’s Prospectus.

Redeeming Shares

You may redeem all or part of your shares at the NAV next determined after your redemption request is received in good order. Only the registered owner(s) of the account or persons authorized in writing by the registered owner(s) may redeem shares.

ProFunds will need the following information to process your redemption request:

>	name(s) of account owners;
>	account number(s);
>	the name of the ProFund(s);
>	your daytime telephone number;
>	the dollar amount, percentage or number of shares being redeemed; and
>	how you would like to receive your redemption proceeds (see options below). Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner’s address of record by U.S. mail.

You may receive your redemption proceeds:

By Check: Normally, redemption proceeds will be sent by check to the address listed on the account.

By Wire: You may have your redemption proceeds wired directly into a designated bank account by establishing a wire redemption option on your account. ProFunds charges a $10 service fee for a wire transfer of redemption proceeds under certain circumstances, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds.

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By ACH: You may have your redemption proceeds sent to your bank account via ACH by establishing this option on your account. Funds sent through ACH should reach your bank in approximately two business days. While there is no fee charged by ProFunds for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call ProFunds.

Important information you should know when you sell shares:

>	ProFund shareholders automatically have telephone redemption privileges unless they elect not to have these privileges on the New Account Form.
>	If you request that redemption proceeds be sent to a bank account or an address other than the bank account or address you have previously established on your ProFunds account, you must make the request in writing. The signatures of all registered owners must be guaranteed (see “Signature Guarantees” below).
>	If you are selling some, but not all, of your shares, your remaining account balance should be above the minimum investment amount to keep your ProFund position open.
>	ProFunds normally remits redemption proceeds within seven days of redemption. For redemption of shares purchased by check or through ProFunds’ automatic investment plan, ProFunds may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the original purchase payment.
>	To redeem shares from a retirement account, your request must be in writing on a retirement account distribution form. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account because doing so may have adverse tax consequences to you. Call ProFunds to request a retirement account distribution form or download the form from the ProFunds’ website.
>	Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission (“SEC”); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of ProFunds’ investors. Proceeds cannot be sent by wire or ACH on bank holidays.

Additional Shareholder Information

Account Minimums

Account minimums apply to all accounts with ProFunds, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain brokerage or wrap programs. In addition, ProFunds reserves the right to modify its minimum account requirements at any time with or without prior notice.

ProFunds reserves the right to involuntarily redeem an investor’s account, including a retirement account, if the account holder’s aggregate account balance falls below the applicable minimum investment amount due to transaction activity. You will be given at least 30 days’ notice to reestablish the minimum balance if your ProFund balance falls below the applicable account minimum. If you do not increase your balance, the ProFund may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day your ProFund position is closed.

Transaction Cut-Off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good order by ProFunds’ transfer agent, distributor, or financial intermediary designated by the ProFunds as an authorized agent. Transaction orders in ProFund accounts must be received in good

Method	ProFund	Normal Cut-Off Time (Eastern Time)	Additional Transaction Information (Eastern Time)

By Mail	All ProFunds	4:00 p.m.

By Telephone and Wire	All ProFunds (except UltraSector)	3:30 p.m. (wire purchases) 3:50 p.m. (exchanges and redemptions)	ProFunds accepts all transactions starting at 8:00 a.m. through the transaction cut-off time and from 4:30 p.m. through 9:00 p.m.
	UltraSector ProFunds	3:10 p.m. (wire purchases) 3:30 p.m. (exchanges and redemptions)

By Internet and IVR	All ProFunds (except UltraSector)	3:55 p.m.	ProFunds accepts transactions at any time except between 3:55 p.m. and 4:30 p.m.

	UltraSector ProFunds	3:35 p.m.	ProFunds accepts transactions at any time except between 3:35 p.m. and 4:30 p.m.

order by the ProFunds’ transfer agent or distributor before the cut-off times detailed in the table above to be processed at that business day’s NAV. Certain financial intermediaries may impose cut-off times different from those described above. A completed New Account Form does not constitute a purchase order until the transfer agent deems it to be in good order, processes the New Account Form and receives correct payment by check or wire transfer on any business day prior to the designated cut-off time. Trades placed via telephone must be initiated (i.e. the call must be received and in queue) by the cut-off time and communicated in good order by 4:00 p.m. (Eastern Time). When the NYSE closes early, all cut-off times are adjusted for the early close. When the bond markets close early, the cut-off times for the Bond Benchmarked ProFunds are adjusted for the early close.

Signature Guarantees

Certain redemption requests must include a signature guarantee for each registered account owner if any of the following apply:

>	Your account address has changed within the last 10 business days.
>	A check is being mailed to an address different than the one on your account.
>	A check or wire is being made payable to someone other than the account owner.
>	Redemption proceeds are being transferred to an account with a different registration.
>	A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your ProFunds account.
>	Other unusual situations as determined by ProFunds’ transfer agent.

ProFunds reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a signature guarantee. ProFunds reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

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About Telephone and Internet Transactions

Telephone and Internet transactions, whether initiated by a shareholder or a shareholder’s agent, are extremely convenient but are not free from risk. Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds’ agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. Telephone conversations may be recorded or monitored for verification, recordkeeping and quality-assurance purposes. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your confirmation statements immediately upon receipt. If you do not want the ability to initiate transactions by telephone or Internet, call ProFunds for instructions.

During periods of heavy market activity or other times, it may be difficult to reach ProFunds by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

The ProFunds may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares in writing.

Exchanges or Redemptions in Excess of Share Balances

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund, some transactions may be processed while others may not. This may result in ProFund positions that you did not anticipate. Neither ProFunds, ProFunds’ transfer agent nor ProFunds Distributors, Inc. will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchanges cancelled due to insufficient balances.

Uncashed Redemption Check Procedures

Generally, redemption checks that have been returned to ProFunds, or have remained uncashed for a period of six months from the issuance date, will be cancelled and re-issued. Re-issued checks will be mailed to the address of record, net of any bank fees. If a re-issued check is returned to ProFunds, the proceeds, net of any bank fees, will be deposited into the shareholder’s account from which the redemption was sent in Money Market ProFund.

Frequent Purchases and Redemptions of ProFund Shares

The Board of Trustees of ProFunds has adopted a “Policy Regarding Frequent Purchases and Redemptions of ProFund Shares.” Pursuant to this Policy, it is the general policy of ProFunds to permit frequent purchases and redemptions of ProFund shares. The ProFunds impose no restrictions and charge no redemption fees to prevent or minimize frequent purchases and redemptions of ProFund shares other than a $10 wire redemption fee under certain circumstances. Notwithstanding the provisions of this Policy, ProFunds may reject any purchase request for any reason.

As noted under “ProFunds Strategies and Risks — Discussion of Principal Risks — Active Investor Risk,” frequent purchases and redemptions of Fund shares could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of a ProFund may negatively impact a ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Disclosure of Portfolio Holdings

A description of the ProFunds’ policies and procedures with respect to the disclosure of each ProFund’s portfolio securities is available in the ProFunds’ Statement of Additional Information and on the ProFunds’ website at www.profunds.com.

Additional Shareholder Services

Draft Checks

You may elect to redeem shares of Money Market ProFund by draft check ($500 minimum). You are responsible for ensuring that there are sufficient proceeds in your account to cover draft checks. Please call ProFunds to establish check writing on your account. Upon receipt of a completed signature card, the service will be activated. Please allow ten business days to receive your supply of checks. There is a $25 fee for stop payment requests. A check writing option is not available for retirement account shareholders.

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA accounts for shareholders over 70 1/2 years of age. You may sign-up for these services on the New Account Form, or you may download or request an Optional Services Form to add these services to an existing account.

Account Statements and Confirmations

Shareholders with ProFund accounts will receive quarterly ProFund statements showing the market value of their ProFund account at the close of the statement period in addition to any transaction information for the period. Such shareholders will also receive transaction confirmations for most Fund transactions. Direct shareholders should review their account statements and confirmations as soon as they are received.

Tax Statements

Each year, ProFunds will send detailed tax information to assist you in preparing your income tax returns. These statements will report the previous year’s dividend and capital gains distributions, proceeds from the sales of shares, and distributions from, and contributions to, IRAs and other retirement plans. Normally, in February of each year, ProFunds will send a Statement of Average Cost which shows the average cost of shares that you redeemed during the previous calendar year, using the average cost single-category method established by the IRS. Retirement accounts, accounts opened by transfer, business accounts, and certain other accounts will not receive a Statement of Average Cost.

Electronic Document Delivery Program — PaperFree™

You may elect to receive your account statements and confirmations electronically through PaperFreeTM, ProFunds’ electronic document delivery service. You may also choose to receive your ProFunds prospectus, shareholder reports, and other documents electronically. To enroll for this service, please register on ProFunds’ Internet website. You may elect the PaperFree service by completing the appropriate section on the New Account Form. ProFunds will then send you a link to the enrollment site.

Financial Intermediaries

Certain financial intermediaries may accept purchase and redemption orders on ProFunds’ behalf. Such purchase and redemption orders will be deemed to have been received by ProFunds at the time an authorized financial intermediary accepts the orders. Your financial intermediary has the responsibility to transmit your orders and payment promptly and may specify different transaction order cut-off times, share transaction policies and limitations, including limitations on the number of exchanges, than those described in this Prospectus. In addition, the financial intermediary may impose additional restrictions or charge fees not described in this Prospectus. If your order and

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payment is not received from your financial intermediary timely, your order may be cancelled and the financial intermediary could be liable for resulting fees or losses. Although the ProFunds may effect portfolio transactions through broker dealers who sell fund shares, ProFunds does not consider the sale of ProFund shares as a factor when selecting broker dealers to effect portfolio transactions.

Investor Class Shares and Service Class Shares bear fees payable to certain intermediaries or financial institutions for provision of recordkeeping, sub-accounting services, transfer agency and other administrative services. These expenses paid by the ProFunds are included in “Other Expenses” under “Annual Fund Operating Expenses” in this Prospectus.

Distribution and Service (12b-1) Fees

Under a Rule 12b-1 Distribution and Shareholder Services Plan (the “Plan”) adopted by the Trustees and administered by ProFunds Distributors, Inc., (“Distributor”) each ProFund may pay the Distributor, financial intermediaries, such as broker-dealers and investment advisers, up to 1.00% on an annualized basis of the average daily net assets attributable to Service Class Shares as reimbursement or compensation for service and distribution related activities with respect to the Funds and/or shareholder services. Over time, fees paid under the Plan will increase the cost of a Service Class shareholder’s investment and may cost more than other types of sales charges.

ProFund Advisors or other service providers may utilize their own resources to finance distribution or service activities on behalf of the ProFunds, including compensating the Distributor and other third parties for distribution related activities or the provision of shareholder services. These payments are not reflected in the fees and expenses section of the fee table for each ProFund contained in this Prospectus.

In addition, the Distributor and ProFund Advisors may from time to time make additional payments at their own expense or provide other incentives to selected financial firms as compensation for services. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ProFund Advisors may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services (including preferential services) such as, without limitation, paying for active asset allocation services provided to investors in the ProFunds, providing the ProFunds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the ProFunds on the financial firms’ preferred or recommended fund list, granting the Distributor or ProFund Advisors access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a ProFund, all other ProFunds, other funds sponsored by ProFund Advisors and/or a particular class of shares, during a specified period of time. The Distributor and ProFund Advisors may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the ProFunds and the quality of the financial firm’s relationship with the Distributor or ProFund Advisors. The additional payments described above are made at the Distributor’s or ProFund Advisors’ expense, as applicable. These payments may be made, at the discretion of the Distributor or ProFund Advisors to some of the financial firms that have sold the greatest amounts of shares of the ProFunds. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels.

Representatives of the Distributor and ProFund Advisors visit financial firms on a regular basis to educate financial advisors about the ProFunds and to encourage the sale of ProFund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

If investment advisers, distributors or affiliates of mutual funds other than ProFunds make payments (including, without limitation, sub-transfer agency fees, platform fees, bonuses and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ProFunds) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial advisor.

For further details about payments made by the Distributor or ProFund Advisors to financial firms, please see the SAI.

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92

ProFunds Management

“The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.”

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ProFunds Management

Board Of Trustees And Officers

The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.

Investment Adviser

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds and provides management services to the ProFunds. ProFund Advisors has served as the investment advisor and management services provider since ProFunds’ inception in 1997. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each non-money market ProFund, except OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund for which it is entitled to receive annual fees equal to 0.70%, 0.90%, 0.50% and 0.50%, respectively, of the average daily net assets of each such ProFund. ProFund Advisors bears the costs of providing advisory services. During the year ended December 31, 2004, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations, paid ProFund Advisors fees in the following amounts (fees paid reflect the effects of expense limitation arrangements in place for the period):

Fees Paid (as a percentage of average daily net assets)
Bull	0.75%
Mid-Cap	0.75%
Small-Cap	0.75%
OTC	0.70%
Large-Cap Value	0.75%
Large-Cap Growth	0.75%
Mid-Cap Value	0.75%
Mid-Cap Growth	0.75%
Small-Cap Value	0.75%
Small-Cap Growth	0.75%
Europe 30	0.75%
UltraBull	0.75%
UltraMid-Cap	0.75%
UltraSmall-Cap	0.75%
UltraDow 30	0.75%
UltraOTC	0.75%
UltraJapan	0.90%
Bear	0.75%
Short Small-Cap	0.75%
Short OTC	0.75%
UltraBear	0.75%
UltraShort OTC	0.75%
Banks	0.75%
Basic Materials	0.75%
Biotechnology	0.75%
Financials	0.75%
Health Care	0.73%
Internet	0.75%
Mobile Telecommunications	0.75%
Oil & Gas	0.75%
Pharmaceuticals	0.75%
Precious Metals	0.75%
Real Estate	0.75%
Semiconductor	0.75%
Technology	0.75%
Telecommunications	0.75%
Utilities	0.75%
U.S. Government Plus	0.50%
Rising Rates Opportunity	0.75%

ProFund Advisors serves as investment adviser of Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of Money Market ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of Money Market ProFund.

ProFund Advisors operations are overseen by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and the University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from The George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

Each ProFund (except Money Market ProFund) is managed by an investment team overseen by George O. Foster.

The following table summarizes the service and experience of the members of the investment teams with the most significant joint responsibility for the day-to-day management of the listed ProFunds or will serve in such capacity when the ProFunds become operational:

Bull, Mid-Cap, Small-Cap, OTC, Dow 30, Europe 30, UltraBull,
UltraMid-Cap, UltraSmall-Cap, UltraDow 30, UltraOTC, UltraJapan,
Bear, Short Mid-Cap, Short Small-Cap, Short Dow 30, Short OTC,
UltraBear, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow
30 and UltraShort OTC ProFunds

Name and Title	Length of Service	Business Experience During Last 5 Years
George O. Foster, CFA – Director of Portfolio	Since 10/18/1999	ProFund Advisors – Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.
Elisa Petit – Team Leader, Portfolio Manager	Since 03/02/2000	ProFund Advisors – Team Leader since April 2002, Portfolio Manager since March 2000.
Olessia Burner – Portfolio Manager	Since 08/18/1998	ProFund Advisors – Portfolio Manager since November 2004, Portfolio Analyst August 1998 to November 2004.
Howard Rubin, CFA – Senior Portfolio Manager	Since 04/10/2000	ProFund Advisors – Senior Portfolio Manager since November 2004, Portfolio Manager April 2000 to November 2004.
Erik G. Benke, CFA – Associate Portfolio Manager	Since 01/18/2005	ProFund Advisors – Associate Portfolio Manager since January 2005, AIM Investments, Trader, October 2001 to January 2005, Goldman Sachs’ Hull Group LLC–, Associate, August 1999 to July 2001.

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ProFunds Management

Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth and all UltraSector ProFunds

Name and Title	Length of Service	Business Experience During Last 5 Years
George O. Foster, CFA – Director of Portfolio	Since 10/18/1999	ProFund Advisors – Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.
Hratch Najarian – Associate Portfolio Manager	Since 07/17/2000	ProFund Advisors – Associate Portfolio Manager since November 2004, Portfolio Analyst July 2003 to November 2004, Junior Analyst April 2002 to July 2003, Institutional Client Services Representative July 2000 to April 2002.
Michael Neches – Portfolio Analyst	Since 03/27/2000	ProFund Advisors – Portfolio Analyst since November 2004, Junior Analyst May 2001 to November 2004, Portfolio Intern March 2000 to May 2001.

U.S. Government Plus, Rising Rates Opportunity, Rising Rates Opportunity 10

Name and Title	Length of Service	Business Experience During Last 5 Years
George O. Foster, CFA – Director of Portfolio	Since 10/18/1999	ProFund Advisors – Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.
Christian Saarbach – Portfolio Analyst	Since 06/17/2002	ProFund Advisors – Portfolio Analyst since November 2004, Junior Portfolio Analyst June 2002 to November 2004; Intern, Salomon Smith Barney September 2001 to May 2002; Intern, Legg Mason June 2001 to August 2001 and the Johns Hopkins Bloomberg School of Public Health June 2000 to August 2000 and June 2001 to August 2001 – Intern.
Howard Rubin, CFA – Senior Portfolio Manager	Since 04/10/2000	ProFund Advisors – Senior Portfolio Manager since November 2004, Portfolio Manager April 2000 to November 2004.

Rising U.S. Dollar, Falling U.S. Dollar

Name and Title	Length of Service	Business Experience During Last 5 Years
George O. Foster, CFA – Director of Portfolio	Since 10/18/1999	ProFund Advisors – Director of Portfolio since 2004, Assistant Director of Portfolio and Portfolio Manager from 2000 to 2004 and Portfolio Manager since 1999.
Elisa Petit – Team Leader, Portfolio Manager	Since 03/02/2000	ProFund Advisors – Team Leader since April 2002, Portfolio Manager since March 2000.
Howard Rubin, CFA – Senior Portfolio Manager	Since 04/10/2000	ProFund Advisors – Senior Portfolio Manager since November 2004, Portfolio Manager April 2000 to November 2004.

The SAI provides additional information about Portfolio Manager compensation, accounts managed by the Portfolio Managers and their ownership of ProFunds.

Deutsche Asset Management, Inc.

Money Market ProFund currently seeks its investment objective by investing all of its assets in a portfolio managed by Deutsche Asset Management, Inc. (“DeAM, Inc.”), with headquarters at 280 Park Avenue, New York, NY 10017. DeAM, Inc. makes the Portfolio’s investment decisions and assumes responsibility for the securities the Portfolio owns. For its services as investment adviser of the Portfolio, DeAM, Inc. is entitled to receive annual investment advisory fees equal to 0.15% of the average daily net assets of the Portfolio. During the year ended December 31, 2004, the Portfolio paid DeAM, Inc. investment advisory fees equal to 0.12%, net of waivers, of the average daily net assets of the Portfolio.

As of December 31, 2004, DeAM, Inc. had total assets of approximately $123 billion under management. DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Regulatory and Litigation Matters involving Deutsche Asset Management, Inc. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments, an affiliate of DeAM. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the Scudder funds (including the Portfolio) or their advisors, including DeAM. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases Scudder fund Trustees/Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the Scudder funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Other Service Providers

ProFunds Distributors, Inc., located at 100 Summer Street, Suite 1500, Boston, Massachusetts, 02110 acts as the distributor of ProFund shares and is an affiliate of BISYS Fund Services Limited Partnership (“BISYS”). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFunds Management >	95

ProFunds Management

ProFund Advisors also performs certain management services, including client support and other administrative services, for the ProFunds under a Management Services Agreement. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund (other than Money Market ProFund, which is discussed below) for such services. During the year ended December 31, 2004, each ProFund for which ProFund Advisors served as investment adviser and which had a full year of operations paid ProFund Advisors fees for management services in the following amounts (fees paid reflect the effects of expense limitation arrangements in place for the period):

Fees Paid (as a percentage of average daily net assets)
Bull	0.15%
Mid-Cap	0.15%
Small-Cap	0.15%
OTC	0.15%
Large-Cap Value	0.15%
Large-Cap Growth	0.15%
Mid-Cap Value	0.15%
Mid-Cap Growth	0.15%
Small-Cap Value	0.15%
Small-Cap Growth	0.15%
Europe 30	0.15%
UltraBull	0.15%
UltraMid-Cap	0.15%
UltraSmall-Cap	0.15%
UltraDow 30	0.15%
UltraOTC	0.15%
UltraJapan	0.15%
Bear	0.15%
Short Small-Cap	0.15%
Short OTC	0.15%
UltraBear	0.15%
UltraShort OTC	0.15%
Banks	0.15%
Basic Materials	0.15%
Biotechnology	0.15%
Financials	0.15%
Health Care	0.15%
Internet	0.15%
Mobile Telecommunications	0.15%
Oil & Gas	0.15%
Pharmaceuticals	0.15%
Precious Metals	0.15%
Real Estate	0.15%
Semiconductor	0.15%
Technology	0.15%
Telecommunications	0.15%
Utilities	0.15%
U.S. Government Plus	0.15%
Rising Rates Opportunity	0.15%

During the year ended December 31, 2004, ProFund Advisors received fees equal to 0.35% of the average daily net assets of Money Market ProFund for client support and administrative services, and for feeder fund management, administration and reporting with respect to Money Market ProFund’s relationship to the Portfolio.

If the ProFund’s Board of Trustees terminates Money Market ProFund’s master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors under the Management Services Agreement will be reduced from 0.35% to 0.15% of the average daily net assets of Money Market ProFund, as feeder fund management, administration and reporting with respect to the master-feeder relationship would no longer be required.

96	< ProFunds Management

The following tables are intended to help you understand the financial history of each share class of the ProFunds for the past five years (or since inception, if shorter).

No information is presented for Dow 30 ProFund, Short Mid-Cap ProFund, Short Dow 30 ProFund, Leisure Goods ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Rising Rates Opportunity 10 ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund, as these ProFunds were not open for investment as of December 31, 2004. Certain information reflects financial results of a single share. The total return information represents the rate of return and the per share operating performance that an investor would have earned (or lost) on an investment in a ProFund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the financial statements of the ProFunds, appears in the Annual Report of the ProFunds which is available upon request.

Financial Highlights

Financial Highlights >	97

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Bull ProFund

Investor Class (a)
For the year ended December 31,	2004	2003	2002	2001	2000
Net asset value, beginning of period	$50.43	$39.97	$53.44	$63.09	$73.20

Investment Activities:
Net investment income (loss)(b)	0.24	(0.01)	(0.04)	(0.04)	0.57
Net realized and unrealized gains (losses) on investments	4.31	10.47	(13.43)	(9.61)	(9.70)

Total from investment activities	4.55	10.46	(13.47)	(9.65)	(9.13)

Distributions to Shareholders from:
Net investment income	(0.10)	—	—	—	—
Net realized gains on investments	—	—	—	—	(0.98)

Total distributions	(0.10)	—	—	—	(0.98)

Net asset value, end of period	$54.88	$50.43	$39.97	$53.44	$63.09

Total Return	9.03%	26.17%	(25.21)%	(15.30)%	(12.48)%

Ratios to Average Net Assets:
Gross expenses	1.44%	1.72%	1.85%	2.03%	1.54%
Net expenses	1.44%	1.71%	1.85%	1.89%	1.54%
Net investment income (loss)	0.48%	(0.03)%	(0.08)%	(0.08)%	0.81%

Supplemental Data:
Net assets, end of period (000’s)	$108,162	$123,319	$116,616	$9,848	$19,979
Portfolio turnover rate(c)	463%	490%	1,676%	3,058%	3,603%
Service Class (a)
For the year ended December 31,	2004	2003	2002	2001	2000
Net asset value, beginning of period	$47.85	$38.31	$51.62	$61.52	$72.01

Investment Activities:
Net investment income (loss)(b)	(0.23)	(0.43)	(0.59)	(0.58)	(0.05)
Net realized and unrealized gains (losses) on investments	4.02	9.97	(12.72)	(9.32)	(9.46)

Total from investment activities	3.79	9.54	(13.31)	(9.90)	(9.51)

Distributions to Shareholders from:
Net investment income	(0.10)	—	—	—	—
Net realized gains on investments	—	—	—	—	(0.98)

Total distributions	(0.10)	—	—	—	(0.98)

Net Asset Value, End of Period	$51.54	$47.85	$38.31	$51.62	$61.52

Total Return	7.92%	24.90%	(25.78)%	(16.09)%	(13.22)%

Ratios to Average Net Assets:
Gross expenses	2.40%	2.72%	2.94%	3.08%	2.38%
Net expenses	2.40%	2.71%	2.94%	2.95%	2.38%
Net investment income (loss)	(0.48)%	(1.03)%	(1.36)%	(1.06)%	(0.07)%

Supplemental Data:
Net assets, end of period (000’s)	$49,198	$13,603	$9,154	$42,861	$5,562
Portfolio turnover rate(c)	463%	490%	1,676%	3,058%	3,603%
(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

98	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Mid-Cap ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$32.87	$24.70	$30.50	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.12)	(0.16)	(0.20)	(0.05)
Net realized and unrealized gains (losses) on investments	4.90	8.33	(5.60)	0.68

Total from investment activities	4.78	8.17	(5.80)	0.63

Distributions to Shareholders from:
Net realized gains on investments	(0.10)	—	—	(0.13)

Net asset value, end of period	$37.55	$32.87	$24.70	$30.50

Total Return	14.60%	33.08%	(19.02)%	2.12%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.55%	1.70%	2.08%	7.49%
Net expenses(d)	1.55%	1.69%	1.95%	1.95%
Net investment income (loss)(d)	(0.34)%	(0.53)%	(0.72)%	(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$132,350	$99,766	$16,284	$2,904
Portfolio turnover rate(e)	199%	253%	3,727%	1,907%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$32.33	$24.54	$30.57	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.45)	(0.42)	(0.48)	(0.17)
Net realized and unrealized gains (losses) on investments	4.78	8.21	(5.55)	0.87

Total from investment activities	4.33	7.79	(6.03)	0.70

Distributions to Shareholders from:
Net realized gains on investments	(0.10)	—	—	(0.13)

Net asset value, end of period	$36.56	$32.33	$24.54	$30.57

Total Return	13.45%	31.74%	(19.73)%	2.35%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.55%	2.70%	3.97%	8.33%
Net expenses(d)	2.55%	2.69%	2.95%	2.79%
Net investment income (loss)(d)	(1.34)%	(1.53)%	(1.78)%	(1.79)%

Supplemental Data:
Net assets, end of period (000’s)	$2,764	$5,528	$814	$1,095
Portfolio turnover rate(e)	199%	253%	3,727%	1,907%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	99

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Small-Cap ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$32.72	$23.81	$30.98	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.06)	(0.13)	(0.17)	(0.02)
Net realized and unrealized gains (losses) on investments	5.65	10.24	(7.00)	1.01

Total from investment activities	5.59	10.11	(7.17)	0.99

Distributions to Shareholders from:
Net realized gains on investments	(0.26)	(1.20)	—	(0.01)

Net asset value, ed of period	$38.05	$32.72	$23.81	$30.98

Total Return	17.08%	42.41%	(23.14)%	3.32%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.40%	1.62%	1.98%	1.95%
Net expenses(d)	1.40%	1.62%	1.95%	1.95%
Net investment income (loss)(d)	(0.18)%	(0.42)%	(0.65)%	(0.19)%

Supplemental Data:
Net assets, end of period (000’s)	$155,284	$165,048	$40,591	$28,222
Portfolio turnover rate(e)	385%	254%	865%	95%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$31.88	$23.50	$30.95	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.40)	(0.40)	(0.42)	(0.08)
Net realized and unrealized gains (losses) on investments	5.46	9.98	(7.03)	1.04

Total from investment activities	5.06	9.58	(7.45)	0.96

Distributions to Shareholders from:
Net realized gains on investments	(0.26)	(1.20)	—	(0.01)

Net asset value, end of period	$36.68	$31.88	$23.50	$30.95

Total Return	15.87%	40.71%	(24.07)%	3.22%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.40%	2.62%	2.99%	2.76%
Net expenses(d)	2.40%	2.62%	2.95%	2.76%
Net investment income (loss)(d)	(1.18)%	(1.42)%	(1.55)%	(0.89)%

Supplemental Data:
Net assets, end of period (000’s)	$53,235	$109,792	$10,642	$15,392
Portfolio turnover rate(e)	385%	254%	865%	95%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

100	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

OTC ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period August 7, 2000(b) through December 31, 2000
Net asset value, beginning of period	$57.01	$40.01	$65.13	$94.85	$150.00

Investment Activities:
Net investment income (loss)(c)	(0.05)	(0.62)	(0.67)	(1.06)	(2.40)
Net realized and unrealized gains (losses) on investments	5.56	19.50	(24.45)	(28.66)	(52.75)

Total from investment activities	5.51	18.88	(25.12)	(29.72)	(55.15)

Distributions to Shareholders from:
Net realized gains on investments	—	(1.88)	—	—	—

Net asset value, end of period	$62.52	$57.01	$40.01	$65.13	$94.85

Total Return	9.67%	47.17%	(38.57)%	(31.33)%	(36.77)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.37%	1.59%	1.75%	2.40%	1.60%
Net expenses(e)	1.37%	1.59%	1.75%	1.91%	1.60%
Net investment income (loss)(e)	(0.08)%	(1.30)%	(1.56)%	(1.48)%	(4.83)%

Supplemental Data:
Net assets, end of period (000’s)	$94,630	$90,699	$83,980	$5,524	$2,781
Portfolio turnover rate(f)	1,147%	868%	620%	5,388%	632%	(d)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period August 7, 2000(b) through December 31, 2000
Net asset value, beginning of period	$55.13	$39.11	$64.33	$94.80	$150.00

Investment Activities:
Net investment income (loss)(c)	(0.60)	(1.09)	(1.13)	(2.08)	(0.45)
Net realized and unrealized gains (losses) on investments	5.36	18.99	(24.09)	(28.39)	(54.75)

Total from investment activities	4.76	17.90	(25.22)	(30.47)	(55.20)

Distributions to Shareholders from:
Net realized gains on investments	—	(1.88)	—	—	—

Net asset value, end of period	$59.89	$55.13	$39.11	$64.33	$94.80

Total Return	8.63%	45.75%	(39.20)%	(32.14)%	(36.80)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.37%	2.59%	2.94%	3.45%	2.80%
Net expenses(e)	2.37%	2.59%	2.94%	2.95%	2.80%
Net investment income (loss)(e)	(1.08)%	(2.30)%	(2.73)%	(2.25)%	(1.06)%

Supplemental Data:
Net assets, end of period (000’s)	$50,708	$7,324	$22,478	$990	$1,054
Portfolio turnover rate(f)	1,147%	868%	620%	5,388%	632%	(d)
(a)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	101

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Large-Cap Value ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the period October 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$39.12	$30.82		$30.00

Investment Activities:
Net investment income (loss)(b)	0.19	0.09		0.07
Net realized and unrealized gains (losses) on investments	4.87	8.27	(c)	1.09

Total from investment activities	5.06	8.36		1.16

Distributions to Shareholders from:
Net investment income	(0.04)	(0.06)		(0.04)
Net realized gains on investments	—	—		(0.30)

Total distributions	(0.04)	(0.06)		(0.34)

Net asset value, end of period	$44.14	$39.12		$30.82

Total Return	12.94%	27.11%		3.88%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.57%	1.98%		1.53%
Net expenses(e)	1.57%	1.86%		1.53%
Net investment income (loss)(e)	0.48%	0.27%		0.83%

Supplemental Data:
Net assets, end of period (000’s)	$37,163	$28,709		$51,255
Portfolio turnover rate(f)	715%	1,359%		396%	(d)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the period October 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$38.83	$30.81		$30.00

Investment Activities:
Net investment income (loss)(b)	(0.21)	(0.24)		(0.03)
Net realized and unrealized gains (losses) on investments	4.77	8.26	(c)	1.14

Total from investment activities	4.56	8.02		1.11

Distributions to Shareholders from:
Net investment income	(0.04)	—		—
Net realized gains on investments	—	—		(0.30)

Total distributions	(0.04)	—		(0.30)

Net asset value, end of period	$43.35	$38.83		$30.81

Total Return	11.75%	26.03%		3.72%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.57%	2.98%		2.63%
Net expenses(e)	2.57%	2.86%		2.63%
Net investment income (loss)(e)	(0.52)%	(0.73)%		(0.36)%

Supplemental Data:
Net assets, end of period (000’s)	$16,296	$1,909		$2,780
Portfolio turnover rate(f)	715%	1,359%		396%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

102	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Large-Cap Growth ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the period October 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$36.38		$30.48	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.02)		(0.16)	0.01
Net realized and unrealized gains (losses) on investments	1.26	(c)	7.03	0.48

Total from investment activities	1.24		6.87	0.49

Distributions to Shareholders from:
Net realized gains on investments	—		(0.97)	(0.01)

Net asset value, end of period	$37.62		$36.38	$30.48

Total Return	3.41%		22.54%	1.62%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.78%		1.80%	1.52%
Net expenses(e)	1.78%		1.80%	1.52%
Net investment income (loss)(e)	(0.07)%		(0.50)%	0.18%
Supplemental Data:
Net assets, end of period (000’s)	$5,404		$3,674	$28,630
Portfolio turnover rate(f)	1,288%		438%	180%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the period October 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$36.05		$30.46	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.39)		(0.49)	(0.09)
Net realized and unrealized gains (losses) on investments	1.24	(c)	7.05	0.56

Total from investment activities	0.85		6.56	0.47

Distributions to Shareholders from:
Net realized gains on investments	—		(0.97)	(0.01)

Net asset value, end of period	$36.90		$36.05	$30.46

Total Return	2.36%		21.54%	1.55%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.78%		2.80%	2.62%
Net expenses(e)	2.78%		2.80%	2.62%
Net investment income (loss)(e)	(1.07)%		(1.50)%	(1.12)%

Supplemental Data:
Net assets, end of period (000’s)	$15,659		$2,525	$1,800
Portfolio turnover rate(f)	1,288%		438%	180%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	103

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Mid-Cap Value ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$33.39	$24.78		$28.81	$30.00

Investment Activities:
Net investment income (loss)(b)	0.06	0.02		(0.12)	(0.05)
Net realized and unrealized gains (losses) on investments	5.47	8.59		(3.91)	(0.23)

Total from investment activities	5.53	8.61		(4.03)	(0.28)

Distributions to Shareholders from:
Net investment income	—	—	(c)	—	—
Net realized gains on investments	—	—		—	(0.91)

Total distributions	—	—	(c)	—	(0.91)

Net asset value, end of period	$38.92	$33.39		$24.78	$28.81

Total Return	16.56%	34.76%		(13.99)%	(0.88)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.40%	1.80%		2.08%	2.61%
Net expenses(e)	1.40%	1.80%		1.95%	1.95%
Net investment income (loss)(e)	0.17%	0.05%		(0.42)%	(0.51)%

Supplemental Data:
Net assets, end of period (000’s)	$53,337	$101,345		$3,925	$3,576
Portfolio turnover rate(f)	631%	600%		1,899%	1,400%	(d)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$32.70	$24.49		$28.73	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.29)	(0.27)		(0.42)	(0.07)
Net realized and unrealized gains (losses) on investments	5.31	8.48		(3.82)	(0.29)

Total from investment activities	5.02	8.21		(4.24)	(0.36)

Distributions to Shareholders from:
Net realized gains on investments	—	—		—	(0.91)

Net asset value, end of period	$37.72	$32.70		$24.49	$28.73

Total Return	15.35%	33.52%		(14.76)%	(1.14)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.40%	2.80%		3.04%	3.43%
Net expenses(e)	2.40%	2.80%		2.95%	2.77%
Net investment income (loss)(e)	(0.83)%	(0.95)%		(1.45)%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$34,003	$11,151		$6,316	$6,178
Portfolio turnover rate(f)	631%	600%		1,899%	1,400%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

104	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Mid-Cap Growth ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$30.25	$23.87	$30.88	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.32)	(0.35)	(0.37)	(0.15)
Net realized and unrealized gains (losses) on investments	3.70	6.73	(6.64)	1.22

Total from investment activities	3.38	6.38	(7.01)	1.07

Distributions to Shareholders from:
Net realized gains on investments	—	—	—	(0.19)

Net asset value, end of period	$33.63	$30.25	$23.87	$30.88

Total Return	11.17%	26.73%	(22.70)%	3.56%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.78%	2.12%	2.88%	1.95%
Net expenses(d)	1.78%	1.95%	1.95%	1.95%
Net investment income (loss)(d)	(1.03)%	(1.28)%	(1.38)%	(1.54)%

Supplemental Data:
Net assets, end of period (000’s)	$22,494	$5,462	$1,324	$6,086
Portfolio turnover rate(e)	1,293%	2,235%	3,616%	1,062%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$29.58	$23.59	$30.82	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.62)	(0.61)	(0.63)	(0.25)
Net realized and unrealized gains (losses) on investments	3.58	6.60	(6.60)	1.26

Total from investment activities	2.96	5.99	(7.23)	1.01

Distributions to Shareholders from:
Net realized gains on investments	—	—	—	(0.19)

Net asset value, end of period	$32.54	$29.58	$23.59	$30.82

Total Return	10.01%	25.39%	(23.46)%	3.36%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.78%	3.12%	3.56%	2.94%
Net expenses(d)	2.78%	2.95%	2.94%	2.94%
Net investment income (loss)(d)	(2.03)%	(2.28)%	(2.43)%	(2.48)%

Supplemental Data:
Net assets, end of period (000’s)	$9,254	$991	$2,164	$3,460
Portfolio turnover rate(e)	1,293%	2,235%	3,616%	1,062%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	105

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Small-Cap Value ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$33.16	$24.61	$30.17	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.03)	(0.17)	(0.29)	(0.05)
Net realized and unrealized gains (losses) on investments	6.87	8.77	(5.27)	0.39

Total from investment activities	6.84	8.60	(5.56)	0.34

Distributions to Shareholders from:
Net realized gains on investments	(0.15)	(0.05)	—	(0.17)

Net asset value, end of period	$39.85	$33.16	$24.61	$30.17

Total Return	20.62%	34.95%	(18.43)%	1.15% (c)

Ratios to Average Net Assets:
Gross expenses(d)	1.46%	1.73%	1.98%	2.00%
Net expenses(d)	1.46%	1.73%	1.95%	1.95%
Net investment income (loss)(d)	(0.09)%	(0.59)%	(0.96)%	(0.52)%

Supplemental Data:
Net assets, end of period (000’s)	$155,891	$123,119	$7,554	$13,284
Portfolio turnover rate(e)	525%	652%	1,650%	962% (c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$32.38	$24.29	$30.11	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.38)	(0.45)	(0.62)	(0.14)
Net realized and unrealized gains (losses) on investments	6.65	8.59	(5.20)	0.42

Total from investment activities	6.27	8.14	(5.82)	0.28

Distributions to Shareholders from:
Net realized gains on investments	(0.15)	(0.05)	—	(0.17)

Net asset value, end of period	$38.50	$32.38	$24.29	$30.11

Total Return	19.36%	33.52%	(19.33)%	0.95%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.46%	2.73%	2.97%	2.90%
Net expenses(d)	2.46%	2.73%	2.94%	2.85%
Net investment income (loss)(d)	(1.09)%	(1.59)%	(2.03)%	(1.41)%

Supplemental Data:
Net assets, end of period (000’s)	$32,029	$14,444	$10,979	$36,458
Portfolio turnover rate(e)	525%	652%	1,650%	962%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

106	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Small-Cap Growth ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$30.20	$22.47	$30.80	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.33)	(0.29)	(0.39)	(0.15)
Net realized and unrealized gains (losses) on investments	6.41	8.07	(5.66)	1.30

Total from investment activities	6.08	7.78	(6.05)	1.15

Distributions to Shareholders from:
Net realized gains on investments	—	(0.05)	(2.28)	(0.35)

Net asset value, end of period	$36.28	$30.20	$22.47	$30.80

Total Return	20.13%	34.64%	(19.64)%	3.87%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.59%	1.80%	2.68%	2.94%
Net expenses(d)	1.59%	1.80%	1.95%	1.92%
Net investment income (loss)(d)	(1.00)%	(1.16)%	(1.50)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$103,113	$16,890	$7,934	$9,605
Portfolio turnover rate(e)	854%	1,184%	4,550%	1,020%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$29.64	$22.27	$30.87	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.66)	(0.55)	(0.66)	(0.26)
Net realized and unrealized gains (losses) on investments	6.26	7.97	(5.66)	1.48

Total from investment activities	5.60	7.42	(6.32)	1.22

Distributions to Shareholders from:
Net realized gains on investments	—	(0.05)	(2.28)	(0.35)

Net asset value, end of period	$35.24	$29.64	$22.27	$30.87

Total Return	18.89%	33.33%	(20.47)%	4.10%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.59%	2.80%	3.25%	3.96%
Net expenses(d)	2.59%	2.80%	2.95%	2.95%
Net investment income (loss)(d)	(2.00)%	(2.16)%	(2.45)%	(2.65)%

Supplemental Data:
Net assets, end of period (000’s)	$43,438	$8,423	$1,465	$638
Portfolio turnover rate(e)	854%	1,184%	4,550%	1,020%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	107

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Europe 30 ProFund

Investor Class
For the year ended December 31,	2004		2003	2002		2001		2000
Net asset value, beginning of period	$12.97		$9.43	$12.62		$22.65		$40.99

Investment Activities:
Net investment income (loss)(a)	0.02		0.06	0.10		—	(b)	(0.07)
Net realized and unrealized gains (losses) on investments	1.89		3.51	(3.29)		(10.03)		(13.77)

Total from investment activities	1.91		3.57	(3.19)		(10.03)		(13.84)

Distributions to Shareholders from:
Net investment income	—	(b)	(0.03)	—		—		(0.02)
Net realized gains on investments	—		—	—		—		(4.48)

Total distributions	—	(b)	(0.03)	—		—		(4.50)

Net asset value, end of period	$14.88		$12.97	$9.43		$12.62		$22.65

Total Return	14.76%		37.81%	(25.28)%		(44.28)%		(33.55)%

Ratios to Average Net Assets:
Gross expenses	1.56%		1.79%	2.34%		4.17%		4.07%
Net expenses	1.56%		1.78%	1.95%		2.75%		2.53%
Net investment income (loss)	0.12%		0.52%	0.93%		0.02%		(0.20)%

Supplemental Data:
Net assets, end of period (000’s)	$43,254		$23,377	$8,184		$5,923		$2,262
Portfolio turnover rate(c)	742%		1,593%	2,892%		11,239%		2,381%
Service Class
For the year ended December 31,	2004		2003	2002		2001		2000
Net asset value, beginning of period	$13.46		$9.85	$12.25		$22.28		$40.72

Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.05)	0.12	(d)	0.04		(0.24)
Net realized and unrealized gains (losses) on investments	1.97		3.66	(2.52)		(10.07)		(13.72)

Total from investment activities	1.85		3.61	(2.40)		(10.03)		(13.96)

Distributions to Shareholders from:
Net investment income	—	(b)	—	—		—		—
Net realized gains on investments	—		—	—		—		(4.48)

Total distributions	—	(b)	—	—		—		(4.48)

Net asset value, end of period	$15.31		$13.46	$9.85		$12.25		$22.28

Total Return	13.78%		36.65%	(19.59)%	(d)	(45.02)%		(34.07)%

Ratios to Average Net Assets:
Gross expenses	2.54%		2.79%	2.14%	(d)	4.78%		5.08%
Net expenses	2.54%		2.78%	1.58%	(d)	3.36%		3.54%
Net investment income (loss)	(0.86)%		(0.48)%	1.15%	(d)	0.22%		(0.66)%

Supplemental Data:
Net assets, end of period (000’s)	$12,995		$11,105	$2,667		$116		$403
Portfolio turnover rate(c)	742%		1,593%	2,892%		11,239%		2,381%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The net investment income (loss) per share, total returns and ratios shown do not correlate to the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.

108	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraBull ProFund

Investor Class (a)
For the year ended December 31,	2004		2003	2002	2001	2000
Net asset value, beginning of period	$47.52		$30.64	$57.22	$84.30	$118.35

Investment Activities:
Net investment income (loss)(b)	0.22		(0.07)	(0.19)	(0.28)	0.50
Net realized and unrealized gains (losses) on investments	8.23		16.95	(26.39)	(26.80)	(34.00)

Total from investment activities	8.45		16.88	(26.58)	(27.08)	(33.50)

Distributions to Shareholders from:
Net investment income	(0.15)		—	—	—	(0.20)
Net realized gains on investments	—		—	—	—	(0.35)

Total distributions	(0.15)		—	—	—	(0.55)

Net asset value, end of period	$55.82		$47.52	$30.64	$57.22	$84.30

Total Return	17.75%		55.09%	(46.45)%	(32.12)%	(28.33)%

Ratios/Supplemental Data:
Gross expenses	1.44%		1.70%	1.95%	1.93%	1.44%
Net expenses	1.44%		1.70%	1.95%	1.93%	1.44%
Net investment income (loss)	0.44%		(0.18)%	(0.47)%	(0.43)%	0.49%

Supplemental Data:
Net assets, end of period (000’s)	$163,474		$123,782	$65,467	$60,956	$80,340
Portfolio turnover rate(c)	447%		723%	1,770%	1,377%	1,111%
Service Class (a)
For the year ended December 31,	2004		2003	2002	2001	2000
Net asset value, beginning of period	$45.09		$29.40	$55.17	$82.15	$116.35

Investment Activities:
Net investment income (loss)(b)	(0.15)	(d)	(0.41)	(0.58)	(0.88)	(0.55)
Net realized and unrealized gains (losses) on investments	7.76		16.10	(25.19)	(26.10)	(33.30)

Total from investment activities	7.61		15.69	(25.77)	(26.98)	(33.85)

Distributions to Shareholders from:
Net investment income	(0.15)		—	—	—	—
Net realized gains on investments	—		—	—	—	(0.35)

Total distributions	(0.15)		—	—	—	(0.35)

Net asset value, end of period	$52.55		$45.09	$29.40	$55.17	$82.15

Total Return	16.84%	(d)	53.37%	(46.71)%	(32.84)%	(29.12)%

Ratios to Average Net Assets:
Gross expenses	2.23%	(d)	2.70%	2.81%	2.87%	2.43%
Net expenses	2.23%	(d)	2.70%	2.81%	2.87%	2.43%
Net investment income (loss)	(0.35)%	(d)	(1.18)%	(1.40)%	(1.35)%	(0.54)%

Supplemental Data:
Net assets, end of period (000’s)	$17,931		$13,068	$7,828	$7,629	$31,923
Portfolio turnover rate(c)	447%		723%	1,770%	1,377%	1,111%
(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBull ProFund Service Class expense ratio was a reduction of 0.21%.

Financial Highlights >	109

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraMid-Cap ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period February 7, 2000(a) through December 31, 2000
Net asset value, beginning of period	$28.67	$16.95	$27.42	$33.00	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.10)	(0.16)	(0.18)	(0.15)	0.14
Net realized and unrealized gains (losses) on investments	8.27	11.88	(10.29)	(5.43)	2.86

Total from investment activities	8.17	11.72	(10.47)	(5.58)	3.00

Net asset value, end of period	$36.84	$28.67	$16.95	$27.42	$33.00

Total Return	28.50%	69.14%	(38.18)%	(16.91)%	10.00%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.51%	1.87%	2.08%	2.07%	1.75%
Net expenses(d)	1.51%	1.86%	1.95%	1.95%	1.60%
Net investment income (loss)(d)	(0.33)%	(0.75)%	(0.78)%	(0.52)%	0.46%

Supplemental Data:
Net assets, end of period (000’s)	$86,392	$55,368	$15,358	$33,812	$34,622
Portfolio turnover rate(e)	395%	684%	2,174%	2,125%	2,468%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period February 7, 2000(a) through December 31, 2000
Net asset value, beginning of period	$27.65	$16.48	$26.85	$32.66	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.39)	(0.37)	(0.41)	(0.44)	(0.17)
Net realized and unrealized gains (losses) on investments	7.91	11.54	(9.96)	(5.37)	2.83

Total from investment activities	7.52	11.17	(10.37)	(5.81)	2.66

Net asset value, end of period	$35.17	$27.65	$16.48	$26.85	$32.66

Total Return	27.20%	67.78%	(38.62)%	(17.79)%	8.87%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.49%	2.87%	3.06%	3.07%	2.74%
Net expenses(d)	2.49%	2.86%	2.95%	2.95%	2.60%
Net investment income (loss)(d)	(1.31)%	(1.75)%	(1.87)%	(1.49)%	(0.54)%

Supplemental Data:
Net assets, end of period (000’s)	$11,245	$6,814	$7,279	$2,517	$2,695
Portfolio turnover rate(e)	395%	684%	2,174%	2,125%	2,468%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

110	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraSmall-Cap ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period February 7, 2000(a) through December 31, 2000
Net asset value, beginning of period	$19.29	$9.62	$17.27	$20.77	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.04)	(0.07)	(0.07)	(0.01)	0.09
Net realized and unrealized gains (losses) on investments	6.21	9.74	(7.58)	(3.49)	(9.32)

Total from investment activities	6.17	9.67	(7.65)	(3.50)	(9.23)

Net asset value, end of period	$25.46	$19.29	$9.62	$17.27	$20.77

Total Return	31.99%	100.52%	(44.30)%	(16.85)%	(30.77)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.40%	1.76%	1.95%	2.15%	1.89%
Net expenses(d)	1.40%	1.76%	1.95%	1.95%	1.54%
Net investment income (loss)(d)	(0.17)%	(0.49)%	(0.54)%	(0.05)%	0.39%

Supplemental Data:
Net assets, end of period (000’s)	$330,905	$133,404	$26,286	$73,105	$20,847
Portfolio turnover rate(e)	339%	387%	2,196%	3,221%	3,345%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period February 7, 2000(a) through December 31, 2000
Net asset value, beginning of period	$18.57	$9.37	$16.96	$20.59	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.23)	(0.21)	(0.21)	(0.17)	(0.20)
Net realized and unrealized gains (losses) on investments	5.94	9.41	(7.38)	(3.46)	(9.21)

Total from investment activities	5.71	9.20	(7.59)	(3.63)	(9.41)

Net asset value, end of period	$24.28	$18.57	$9.37	$16.96	$20.59

Total Return	30.75%	98.19%	(44.75)%	(17.63)%	(31.37)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.38%	2.76%	2.87%	3.12%	2.96%
Net expenses(d)	2.38%	2.76%	2.87%	2.92%	2.60%
Net investment income (loss)(d)	(1.15)%	(1.49)%	(1.49)%	(0.97)%	(0.86)%

Supplemental Data:
Net assets, end of period (000’s)	$30,658	$17,036	$2,526	$7,497	$3,589
Portfolio turnover rate(e)	339%	387%	2,196%	3,221%	3,345%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	111

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraDow 30 ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the period June 3, 2002(a) through December 31, 2002
Net asset value, beginning of period	$31.29		$20.73	$30.00

Investment Activities:
Net investment income (loss)(b)	0.14		(0.02)	0.05
Net realized and unrealized gains (losses) on investments	1.60	(c)	10.60	(9.28)

Total from investment activities	1.74		10.58	(9.23)

Distributions to Shareholders from:
Net investment income	(0.03)		—	(0.04)
Net realized gains on investments	—		(0.02)	—

Total distributions	(0.03)		(0.02)	(0.04)

Net asset value, end of period	$33.00		$31.29	$20.73

Total Return	5.57%		51.02%	(30.76)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.49%		1.88%	2.47%
Net expenses(e)	1.49%		1.88%	1.95%
Net investment income (loss)(e)	0.45%		(0.08)%	0.37%

Supplemental Data:
Net assets, end of period (000’s)	$47,100		$31,023	$3,963
Portfolio turnover rate(f)	825%		1,798%	844%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the period June 3, 2002(a) through December 31, 2002
Net asset value, beginning of period	$30.97		$20.68	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.16)		(0.26)	(0.06)
Net realized and unrealized gains (losses) on investments	1.59	(c)	10.57	(9.26)

Total from investment activities	1.43		10.31	(9.32)

Distributions to Shareholders from:
Net investment income	(0.03)		—	—	(g)
Net realized gains on investments	—		(0.02)	—

Total distributions	(0.03)		(0.02)	—	(g)

Net asset value, end of period	$32.37		$30.97	$20.68

Total Return	4.62%		49.84%	(31.06)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.49%		2.88%	3.42%
Net expenses(e)	2.49%		2.88%	2.95%
Net investment income (loss)(e)	(0.55)%		(1.08)%	(0.44)%

Supplemental Data:
Net assets, end of period (000’s)	$7,283		$9,959	$11,696
Portfolio turnover rate(f)	825%		1,798%	844%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(g)	The amount is less than $0.005.

112	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraOTC ProFund

Investor Class (a)
For the year ended December 31,	2004		2003	2002	2001	2000
Net asset value, beginning of period	$21.84		$10.79	$35.29	$114.10	$494.40

Investment Activities:
Net investment income (loss)(b)	(0.03)		(0.20)	(0.25)	(0.50)	(0.85)
Net realized and unrealized gains (losses) on investments	3.39		11.25	(24.25)	(78.31)	(361.75)

Total from investment activities	3.36		11.05	(24.50)	(78.81)	(362.60)

Distributions to Shareholders from:
Net realized gains on investments	—		—	—	—	(17.70)

Net asset value, end of period	$25.20		$21.84	$10.79	$35.29	$114.10

Total Return	15.38%		102.41%	(69.42)%	(69.07)%	(73.70)%

Ratios to Average Net Assets:
Gross expenses	1.37%		1.56%	1.78%	1.80%	1.33%
Net expenses	1.37%		1.56%	1.78%	1.80%	1.33%
Net investment income (loss)	(0.14)%		(1.23)%	(1.49)%	(1.06)%	(0.22)%

Supplemental Data:
Net assets, end of period (000’s)	$530,240		$449,308	$187,841	$353,565	$421,434
Portfolio turnover rate(c)	159%		231%	522%	622%	801%
Service Class (a)
For the year ended December 31,	2004		2003	2002	2001	2000
Net asset value, beginning of period	$20.59		$10.28	$33.88	$110.90	$487.00

Investment Activities:
Net investment income (loss)(b)	0.02	(d)	(0.35)	(0.39)	(0.94)	(4.65)
Net realized and unrealized gains (losses) on investments	3.22		10.66	(23.21)	(76.08)	(353.75)

Total from investment activities	3.24		10.31	(23.60)	(77.02)	(358.40)

Distributions to Shareholders from:
Net realized gains on investments	—		—	—	—	(17.70)

Net asset value, end of period	$23.83		$20.59	$10.28	$33.88	$110.90

Total Return	15.74%	(d)	100.29%	(69.66)%	(69.45)%	(73.96)%

Ratios to Average Net Assets:
Gross expenses	1.11%	(d)	2.56%	2.53%	2.80%	2.33%
Net expenses	1.11%	(d)	2.56%	2.53%	2.80%	2.33%
Net investment income (loss)	0.12%	(d)	(2.23)%	(2.25)%	(2.03)%	(1.22)%

Supplemental Data:
Net assets, end of period (000’s)	$34,534		$30,497	$13,844	$32,712	$48,454
Portfolio turnover rate(c)	159%		231%	522%	622%	801%
(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraOTC ProFund Service Class expense ratio was a reduction of 1.26%.

Financial Highlights >	113

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraJapan ProFund

Investor Class (a)
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period February 7, 2000(b) through December 31, 2000
Net asset value, beginning of period	$30.91		$20.93	$34.77		$65.75	$150.00

Investment Activities:
Net investment income (loss)(c)	(0.41)		(0.47)	(0.49)		0.19	2.90
Net realized and unrealized gains (losses) on investments	3.42	(d)	10.45	(13.35)		(31.16)	(82.95)

Total from investment activities	3.01		9.98	(13.84)		(30.97)	(80.05)

Distributions to Shareholders from:
Net investment income	—		—	—		(0.01)	(4.20)

Net asset value, end of period	$33.92		$30.91	$20.93		$34.77	$65.75

Total Return	9.74%		47.68%	(39.80)%		(47.10)%	(53.44)%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.65%		1.95%	2.37%		2.46%	2.31%
Net expenses(f)	1.65%		1.95%	1.93%		1.95%	1.59%
Net investment income (loss)(f)	(1.24)%		(1.70)%	(1.48)%		0.39%	2.99%

Supplemental Data:
Net assets, end of period (000’s)	$48,512		$42,203	$2,799		$2,697	$1,050
Portfolio turnover rate(g)	—		—	—	(h)	1,299%	1,300%	(e)
Service Class (a)
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period February 7, 2000(b) through December 31, 2000
Net asset value, beginning of period	$30.27		$20.69	$34.70		$66.35	$150.00

Investment Activities:
Net investment income (loss)(c)	(0.74)		(0.75)	(0.89)		(0.28)	1.95
Net realized and unrealized gains (losses) on investments	3.35	(d)	10.33	(13.12)		(31.37)	(82.65)

Total from investment activities	2.61		9.58	(14.01)		(31.65)	(80.70)

Distributions to Shareholders from:
Net investment income	—		—	—		—	(2.95)

Net asset value, end of period	$32.88		$30.27	$20.69		$34.70	$66.35

Total Return	8.62%		46.30%	(40.37)%		(47.70)%	(53.86)%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	2.63%		2.95%	3.22%		3.29%	3.33%
Net expenses(f)	2.63%		2.95%	2.95%		2.78%	2.60%
Net investment income (loss)(f)	(2.22)%		(2.70)%	(2.45)%		(0.60)%	2.09%

Supplemental Data:
Net assets, end of period (000’s)	$1,478		$932	$143		$140	$843
Portfolio turnover rate(g)	—		—	—	(h)	1,299%	1,300%	(e)
(a)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(h)	The portfolio turnover rate significantly changed from the prior period due to a change in the investment strategies that include the purchase of short-term versus long-term instruments.

114	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Bear ProFund

Investor Class (a)
For the year ended December 31,	2004	2003	2002		2001	2000
Net asset value, beginning of period	$34.19	$45.26	$37.43		$32.75	$30.18

Investment Activities:
Net investment income (loss)(b)	(0.09)	(0.28)	(0.24)		0.52	1.09
Net realized and unrealized gains (losses) on investments	(3.28)	(10.79)	8.07		4.16	3.84

Total from investment activities	(3.37)	(11.07)	7.83		4.68	4.93

Distributions to Shareholders from:
Net investment income	—	—	—		—	(2.36)

Net asset value, end of period	$30.82	$34.19	$45.26		$37.43	$32.75

Total Return	(9.86)%	(24.46)%	20.92%		14.29%	16.41%

Ratios to Average Net Assets:
Gross expenses	1.51%	1.73%	1.95%		1.96%	2.19%
Net expenses	1.51%	1.72%	1.95%		1.88%	1.84%
Net investment income (loss)	(0.26)%	(0.67)%	(0.56)%		1.41%	3.43%

Supplemental Data:
Net assets, end of period (000’s)	$26,624	$23,150	$72,473		$8,498	$8,889
Portfolio turnover rate(c)	—	—	—	(d)	1,299%	1,299%
Service Class (a)
For the year ended December 31,	2004	2003	2002		2001	2000
Net asset value, beginning of period	$33.02	$44.15	$36.92		$32.62	$29.86

Investment Activities:
Net investment income (loss)(b)	(0.41)	(0.67)	(0.59)		(0.12)	0.75
Net realized and unrealized gains (losses) on investments	(3.13)	(10.46)	7.82		4.42	3.87

Total from investment activities	(3.54)	(11.13)	7.23		4.30	4.62

Distributions to Shareholders from:
Net investment income	—	—	—		—	(1.86)

Net asset value, end of period	$29.48	$33.02	$44.15		$36.92	$32.62

Total Return	(10.72)%	(25.21)%	19.58%		13.18%	15.54%

Ratios to Average Net Assets:
Gross expenses	2.50%	2.73%	2.91%		3.03%	3.18%
Net expenses	2.50%	2.72%	2.91%		2.95%	2.83%
Net investment income (loss)	(1.25)%	(1.67)%	(1.44)%		(0.32)%	2.43%

Supplemental Data:
Net assets, end of period (000’s)	$1,266	$4,613	$5,510		$2,756	$411
Portfolio turnover rate(c)	—	—	—	(d)	1,299%	1,299%
(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The portfolio turnover rate significantly changed from the prior period due to a change in the investment strategies that include the purchase of short-term versus long-term instruments.

Financial Highlights >	115

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Short Small-Cap ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$24.35	$37.31	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.08)	(0.23)	0.01
Net realized and unrealized gains (losses) on investments	(4.04)	(12.73)	7.30

Total from investment activities	(4.12)	(12.96)	7.31

Net asset value, end of period	$20.23	$24.35	$37.31

Total Return	(16.92)%	(34.74)%	24.37%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.51%	1.77%	1.49%
Net expenses(d)	1.51%	1.76%	1.49%
Net investment income (loss)(d)	(0.36)%	(0.68)%	0.02%

Supplemental Data:
Net assets, end of period (000’s)	$10,318	$32,575	$110,733
Portfolio turnover rate(e)	—	—	—	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$24.02	$37.06	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.31)	(0.54)	(0.23)
Net realized and unrealized gains (losses) on investments	(3.93)	(12.50)	7.29

Total from investment activities	(4.24)	(13.04)	7.06

Net asset value, end of period	$19.78	$24.02	$37.06

Total Return	(17.65)%	(35.19)%	23.53%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.51%	2.77%	2.51%
Net expenses(d)	2.51%	2.76%	2.51%
Net investment income (loss)(d)	(1.36)%	(1.68)%	(0.92)%

Supplemental Data:
Net assets, end of period (000’s)	$533	$7,761	$3,628
Portfolio turnover rate(e)	—	—	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

116	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Short OTC ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$21.10	$33.69	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.05)	(0.23)	(0.10)
Net realized and unrealized gains (losses) on investments	(2.35)	(12.36)	3.88

Total from investment activities	(2.40)	(12.59)	3.78

Distributions to Shareholders from:
Net investment income	—	—	(0.09)

Net asset value, end of period	$18.70	$21.10	$33.69

Total Return	(11.33)%	(37.37)%	12.60%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.51%	1.88%	2.00%
Net expenses(d)	1.51%	1.87%	1.82%
Net investment income (loss)(d)	(0.22)%	(0.79)%	(0.46)%

Supplemental Data:
Net assets, end of period (000’s)	$6,604	$12,538	$9,826
Portfolio turnover rate(e)	—	—	—	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002
Net asset value, beginning of period	$20.79	$33.52	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.26)	(0.50)	(0.29)
Net realized and unrealized gains (losses) on investments	(2.31)	(12.23)	3.81

Total from investment activities	(2.57)	(12.73)	3.52

Net asset value, end of period	$18.22	$20.79	$33.52

Total Return	(12.36)%	(37.98)%	11.73%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.51%	2.88%	2.97%
Net expenses(d)	2.51%	2.87%	2.79%
Net investment income (loss)(d)	(1.22)%	(1.79)%	(1.23)%

Supplemental Data:
Net assets, end of period (000’s)	$1,106	$2,125	$3,305
Portfolio turnover rate(e)	—	—	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	117

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraBear ProFund

Investor Class (a)
For the year ended December 31,	2004		2003	2002		2001	2000
Net asset value, beginning of period	$23.42		$41.64	$30.15		$24.84	$21.31

Investment Activities:
Net investment income (loss)(b)	(0.04)		(0.26)	(0.20)		0.34	0.75
Net realized and unrealized gains (losses) on investments	(4.56)		(17.96)	11.69		5.29	3.94

Total from investment activities	(4.60)		(18.22)	11.49		5.63	4.69

Distributions to Shareholders from:
Net investment income	—		—	—	(c)	(0.32)	(1.16)

Net asset value, end of period	$18.82		$23.42	$41.64		$30.15	$24.84

Total Return	(19.64)%		(43.76%)	38.11%		22.65%	22.15%

Ratios to Average Net Assets:
Gross expenses	1.43%		1.65%	1.80%		1.79%	1.56%
Net expenses	1.43%		1.64%	1.80%		1.79%	1.56%
Net investment income (loss)	(0.19)%		(0.78)%	(0.52)%		1.12%	3.38%

Supplemental Data:
Net assets, end of period (000’s)	$77,863		$93,826	$119,520		$61,019	$30,196
Portfolio turnover rate(d)	—		—	—	(e)	1,299%	1,300%
Service Class (a)
For the year ended December 31,	2004		2003	2002		2001	2000
Net asset value, beginning of period	$23.53		$42.26	$30.84		$25.46	$21.51

Investment Activities:
Net investment income (loss)(b)	(0.21)	(f)	(0.58)	(0.56)		0.07	0.54
Net realized and unrealized gains (losses) on investments	(4.56)		(18.15)	11.98		5.37	4.03

Total from investment activities	(4.77)		(18.73)	11.42		5.44	4.57

Distributions to Shareholders from:
Net investment income	—		—	—		(0.06)	(0.62)

Net asset value, end of period	$18.76		$23.53	$42.26		$30.84	$25.46

Total Return	(20.27)%	(f)	(44.32)%	37.03%		21.39%	21.33%

Ratios to Average Net Assets:
Gross expenses	2.20%	(f)	2.65%	2.68%		2.80%	2.57%
Net expenses	2.20%	(f)	2.64%	2.68%		2.80%	2.57%
Net investment income (loss)	(0.96)%	(f)	(1.78)%	(1.40)%		0.25%	2.41%

Supplemental Data:
Net assets, end of period (000’s)	$6,899		$6,941	$9,934		$4,708	$6,682
Portfolio turnover rate(d)	—		—	—	(e)	1,299%	1,300%
(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in the investment strategies that include the purchase of short-term versus long-term instruments.
(f)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in services fees in 2004. The impact to the UltraBear ProFund Service Class expense ratio was a reduction of 0.23%.

118	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraShort Mid-Cap ProFund

Investor Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.13)
Net realized and unrealized gains (losses) on investments	(7.92)

Total from investment activities	(8.05)

Net asset value, end of period	$21.95

Total Return	(26.83)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.82%
Net expenses(d)	1.82%
Net investment income (loss)(d)	(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$3,533
Portfolio turnover rate(e)	—	(c)
Service Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.39)
Net realized and unrealized gains (losses) on investments	(7.90)

Total from investment activities	(8.29)

Net asset value, end of period	$21.71

Total Return	(27.63)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.82%
Net expenses(d)	2.82%
Net investment income (loss)(d)	(1.49)%

Supplemental Data:
Net assets, end of period (000’s)	$463
Portfolio turnover rate(e)	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	119

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraShort Small-Cap ProFund

Investor Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.02)
Net realized and unrealized gains (losses) on investments	(8.20)

Total from investment activities	(8.22)

Net asset value, end of period	$21.78

Total Return	(27.40)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.35%
Net expenses(d)	1.35%
Net investment income (loss)(d)	(0.06)%

Supplemental Data:
Net assets, end of period (000’s)	$15,813
Portfolio turnover rate(e)	—	(c)
Service Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.31)
Net realized and unrealized gains (losses) on investments	(8.10)

Total from investment activities	(8.41)

Net asset value, end of period	$21.59

Total Return	(28.03)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.35%
Net expenses(d)	2.35%
Net investment income (loss)(d)	(1.06)%

Supplemental Data:
Net assets, end of period (000’s)	$1,187
Portfolio turnover rate(e)	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

120	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraShort Dow 30 ProFund

Investor Class
	For the period July 22, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.04)
Net realized and unrealized gains (losses) on investments	(4.76)

Total from investment activities	(4.80)

Net asset value, end of period	$25.20

Total Return	(16.00)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.26%
Net expenses(d)	1.95%
Net investment income (loss)(d)	(0.30)%

Supplemental Data:
Net assets, end of period (000’s)	$2,520
Portfolio turnover rate(e)	—	(c)
Service Class
	For the period July 22, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.17)
Net realized and unrealized gains (losses) on investments	(4.74)

Total from investment activities	(4.91)

Net asset value, end of period	$25.09

Total Return	(16.37)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	3.26%
Net expenses(d)	2.95%
Net investment income (loss)(d)	(1.30)%

Supplemental Data:
Net assets, end of period (000’s)	$546
Portfolio turnover rate(e)	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	121

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

UltraShort OTC ProFund

Investor Class (a)
For the year ended December 31,	2004	2003		2002		2001	2000
Net asset value, beginning of period	$20.92	$56.25		$39.15		$45.64	$45.98

Investment Activities:
Net investment income (loss)(b)	(0.03)	(0.18)		(0.11)		0.94	0.89
Net realized and unrealized gains (losses) on investments	(5.06)	(35.15)		19.07		(4.47)	0.86

Total from investment activities	(5.09)	(35.33)		18.96		(3.53)	1.75

Distributions to Shareholders from:
Net investment income	—	—	(c)	(1.86)		(2.96)	(2.09)

Net asset value, end of period	$15.83	$20.92		$56.25		$39.15	$45.64

Total Return	(24.33)%	(62.80)%		48.56%		(7.36)%	4.25%

Ratios to Average Net Assets:
Gross expenses	1.41%	1.65%		1.84%		1.78%	1.48%
Net expenses	1.41%	1.65%		1.84%		1.78%	1.48%
Net investment income (loss)	(0.13)%	(0.57)%		(0.19)%		1.95%	2.73%

Supplemental Data:
Net assets, end of period (000’s)	$119,685	$118,811		$110,437		$92,457	$49,063
Portfolio turnover rate(d)	—	—		—	(e)	1,257%	1,300%
Service Class (a)
For the year ended December 31,	2004	2003		2002		2001	2000
Net asset value, beginning of period	$21.92	$59.49		$41.04		$47.50	$46.37

Investment Activities:
Net investment income (loss)(b)	(0.24)	(0.50)		(0.66)		0.33	0.52
Net realized and unrealized gains (losses) on investments	(5.25)	(37.07)		20.09		(4.37)	1.03

Total from investment activities	(5.49)	(37.57)		19.43		(4.04)	1.55

Distributions to Shareholders from:
Net investment income	—	—		(0.98)		(2.42)	(0.42)

Net asset value, end of period	$16.43	$21.92		$59.49		$41.04	$47.50

Total Return	(25.05)%	(63.15)%		47.41%		(8.21)%	3.42%

Ratios to Average Net Assets:
Gross expenses	2.39%	2.65%		2.76%		2.92%	2.42%
Net expenses	2.39%	2.65%		2.76%		2.92%	2.42%
Net investment income (loss)	(1.11)%	(1.57)%		(1.10)%		0.66%	1.57%

Supplemental Data:
Net assets, end of period (000’s)	$4,280	$9,590		$5,290		$3,675	$1,381
Portfolio turnover rate(d)	—	—		—	(e)	1,257%	1,300%
(a)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in the investment strategies that include the purchase of short-term versus long-term instruments.

122	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Banks UltraSector ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$33.91	$24.57	$28.75	$30.00

Investment Activities:
Net investment income (loss)(b)	0.36	0.17	0.13	0.11
Net realized and unrealized gains (losses) on investments	5.53	10.66	(3.18)	(1.29)

Total from investment activities	5.89	10.83	(3.05)	(1.18)

Distributions to Shareholders from:
Net investment income	(0.41)	(0.12)	(1.13)	(0.07)
Net realized gains on investments	—	(1.37)	—	—

Total distributions	(0.41)	(1.49)	(1.13)	(0.07)

Net asset value, end of period	$39.39	$33.91	$24.57	$28.75

Total Return	17.36%	46.23%	(10.56)%	(3.92)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.95%	4.63%	3.03%	3.20%
Net expenses(d)	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)(d)	1.01%	0.59%	0.44%	1.19%

Supplemental Data:
Net assets, end of period (000’s)	$5,063	$1,417	$685	$3,189
Portfolio turnover rate(e)	819%	1,869%	2,674%	350%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$35.12	$25.52	$28.76	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.01)	(0.14)	(0.21)	0.18
Net realized and unrealized gains (losses) on investments	5.68	11.12	(3.03)	(1.42)

Total from investment activities	5.67	10.98	(3.24)	(1.24)

Distributions to Shareholders from:
Net investment income	(0.41)	(0.01)	—	—
Net realized gains on investments	—	(1.37)	—	—

Total distributions	(0.41)	(1.38)	—	—

Net asset value, end of period	$40.38	$35.12	$25.52	$28.76

Total Return	16.14%	45.04%	(11.27)%	(4.13)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.95%	5.63%	5.94%	4.05%
Net expenses(d)	2.95%	2.95%	2.93%	2.80%
Net investment income (loss)(d)	0.01%	(0.41)%	(0.73)%	2.06%

Supplemental Data:
Net assets, end of period (000’s)	$2,203	$1,097	$39	$24
Portfolio turnover rate(e)	819%	1,869%	2,674%	350%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	123

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Basic Materials UltraSector ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$33.21		$22.53	$28.58	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.06)		0.11	0.07	0.13
Net realized and unrealized gains (losses) on investments	4.86	(c)	10.59	(6.12)	(1.49)

Total from investment activities	4.80		10.70	(6.05)	(1.36)

Distributions to Shareholders from:
Net investment income	—		(0.02)	—	(0.06)

Net asset value, end of period	$38.01		$33.21	$22.53	$28.58

Total Return	14.45%		47.49%	(21.17)%	(4.54)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.87%		2.24%	3.61%	3.51%
Net expenses(e)	1.87%		1.95%	1.94%	1.27%
Net investment income (loss)(e)	(0.18)%		0.40%	0.25%	1.38%

Supplemental Data:
Net assets, end of period (000’s)	$10,727		$35,985	$759	$2,467
Portfolio turnover rate(f)	723%		1,521%	10,105%	913%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the period September 4, 2001(a) through December 31, 2001
Net asset value, beginning of period	$33.11		$22.63	$28.95	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.39)		(0.16)	(0.40)	—
Net realized and unrealized gains (losses) on investments	4.80	(c)	10.64	(5.92)	(1.05)

Total from investment activities	4.41		10.48	(6.32)	(1.05)

Net asset value, end of period	$37.52		$33.11	$22.63	$28.95

Total Return	13.32%		46.31%	(21.83)%	(3.50)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.87%		3.24%	4.48%	5.20%
Net expenses(e)	2.87%		2.95%	2.95%	2.95%
Net investment income (loss)(e)	(1.18)%		(0.60)%	(1.45)%	—

Supplemental Data:
Net assets, end of period (000’s)	$1,278		$8,210	$15	$19
Portfolio turnover rate(f)	723%		1,521%	10,105%	913%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

124	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Biotechnology UltraSector ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$39.75	$24.58	$53.06	$83.20	$100.00

Investment Activities:
Net investment income (loss)(c)	(0.62)	(0.56)	(0.44)	(0.62)	(0.10)
Net realized and unrealized gains (losses) on investments	7.10	15.73	(28.04)	(29.52)	(16.70)

Total from investment activities	6.48	15.17	(28.48)	(30.14)	(16.80)

Net asset value, end of period	$46.23	$39.75	$24.58	$53.06	$83.20

Total Return	16.30%	61.72%	(53.68)%	(36.23)%	(16.80)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.88%	1.93%	2.65%	2.59%	2.34%
Net expenses(e)	1.88%	1.92%	1.95%	1.95%	1.94%
Net investment income (loss)(e)	(1.49)%	(1.59)%	(1.48)%	(1.10)%	(0.20)%

Supplemental Data:
Net assets, end of period (000’s)	$26,386	$8,175	$3,134	$14,931	$4,198
Portfolio turnover rate(f)	562%	2,288%	2,527%	1,266%	1,554%	(d)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$38.46	$24.01	$52.39	$82.70	$100.00

Investment Activities:
Net investment income (loss)(c)	(1.02)	(0.90)	(0.74)	(1.10)	(0.70)
Net realized and unrealized gains (losses) on investments	6.88	15.35	(27.64)	(29.21)	(16.60)

Total from investment activities	5.86	14.45	(28.38)	(30.31)	(17.30)

Net asset value, end of period	$44.32	$38.46	$24.01	$52.39	$82.70

Total Return	15.24%	60.18%	(54.17)%	(36.65)%	(17.30)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.86%	2.93%	3.89%	3.59%	3.04%
Net expenses(e)	2.86%	2.92%	2.92%	2.95%	2.64%
Net investment income (loss)(e)	(2.47)%	(2.59)%	(2.42)%	(1.99)%	(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$4,999	$1,484	$405	$1,238	$1,031
Portfolio turnover rate(f)	562%	2,288%	2,527%	1,266%	1,554%	(d)
(a)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	125

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Consumer Goods UltraSector ProFund

Investor Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	0.18
Net realized and unrealized gains (losses) on investments	3.85	(c)

Total from investment activities	4.03

Distributions to Shareholders from:
Net investment income	(0.12)

Net asset value, end of period	$33.91

Total Return	13.42%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.48%
Net expenses(e)	1.95%
Net investment income (loss)(e)	0.62%

Supplemental Data:
Net assets, end of period (000’s)	$6,253
Portfolio turnover rate(f)	1,505%	(d)
Service Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.11)
Net realized and unrealized gains (losses) on investments	3.84	(c)

Total from investment activities	3.73

Distributions to Shareholders from:
Net investment income	(0.12)

Net asset value, end of period	$33.61

Total Return	12.42%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	3.48%
Net expenses(e)	2.95%
Net investment income (loss)(e)	(0.38)%

Supplemental Data:
Net assets, end of period (000’s)	$283
Portfolio turnover rate(f)	1,505%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

126	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Consumer Services UltraSector ProFund

Investor Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.24)
Net realized and unrealized gains (losses) on investments	4.14

Total from investment activities	3.90

Net asset value, end of period	$33.90

Total Return	13.00%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	5.86%
Net expenses(d)	1.95%
Net investment income (loss)(d)	(0.83)%

Supplemental Data:
Net assets, end of period (000’s)	$2,332
Portfolio turnover rate(e)	2,929%	(c)
Service Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.52)
Net realized and unrealized gains (losses) on investments	4.14

Total from investment activities	3.62

Net asset value, end of period	$33.62

Total Return	12.07%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	6.86%
Net expenses(d)	2.95%
Net investment income (loss)(d)	(1.83)%

Supplemental Data:
Net assets, end of period (000’s)	$175
Portfolio turnover rate(e)	2,929%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	127

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Financials UltraSector ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$22.73		$15.84	$21.10	$25.39	$20.00

Investment Activities:
Net investment income (loss)(b)	0.06		0.05	0.03	0.14	0.15
Net realized and unrealized gains (losses) on investments	3.32	(c)	6.84	(5.28)	(4.43)	5.24

Total from investment activities	3.38		6.89	(5.25)	(4.29)	5.39

Distributions to Shareholders from:
Net investment income	(0.02)		—	(0.01)	—	—

Net asset value, end of period	$26.09		$22.73	$15.84	$21.10	$25.39

Total Return	14.86%		43.50%	(24.88)%	(16.90)%	26.95%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.94%		2.27%	2.65%	2.51%	2.25%
Net expenses(e)	1.94%		1.95%	1.95%	1.95%	1.87%
Net investment income (loss)(e)	0.26%		0.25%	0.15%	0.61%	1.23%

Supplemental Data:
Net assets, end of period (000’s)	$5,658		$3,122	$2,288	$6,553	$17,366
Portfolio turnover rate(f)	914%		2,340%	2,267%	1,060%	2,277%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$22.04		$15.50	$20.82	$25.32	$20.00

Investment Activities:
Net investment income (loss)(b)	(0.16)		(0.14)	(0.21)	(0.08)	0.06
Net realized and unrealized gains (losses) on investments	3.19	(c)	6.68	(5.11)	(4.42)	5.26

Total from investment activities	3.03		6.54	(5.32)	(4.50)	5.32

Distributions to Shareholders from:
Net investment income	(0.02)		—	—	—	—

Net asset value, end of period	$25.05		$22.04	$15.50	$20.82	$25.32

Total Return	13.74%		42.19%	(25.55)%	(17.77)%	26.60%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.90%		3.27%	3.40%	3.51%	3.34%
Net expenses(e)	2.90%		2.95%	2.89%	2.95%	2.95%
Net investment income (loss)(e)	(0.70)%		(0.75)%	(1.11)%	(0.37)%	0.45%

Supplemental Data:
Net assets, end of period (000’s)	$1,617		$2,646	$205	$425	$3,898
Portfolio turnover rate(f)	914%		2,340%	2,267%	1,060%	2,277%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

128	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Health Care UltraSector ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$13.90		$11.09	$17.17	$22.67	$20.00

Investment Activities:
Net investment income (loss)(b)	(0.09)		(0.09)	(0.07)	(0.07)	0.04
Net realized and unrealized gains (losses) on investments	0.37	(c)	2.90	(6.01)	(5.43)	2.63

Total from investment activities	0.28		2.81	(6.08)	(5.50)	2.67

Net asset value, end of period	$14.18		$13.90	$11.09	$17.17	$22.67

Total Return	2.01%		25.34%	(35.41)%	(24.26)%	13.35%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.97%		3.54%	3.23%	2.58%	2.25%
Net expenses(e)	1.95%		1.95%	1.95%	1.95%	1.86%
Net investment income (loss)(e)	(0.61)%		(0.77)%	(0.59)%	(0.40)%	0.34%

Supplemental Data:
Net assets, end of period (000’s)	$11,525		$5,120	$2,113	$10,583	$6,467
Portfolio turnover rate(f)	1,198%		1,904%	1,884%	1,143%	1,011%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$13.44		$10.81	$16.93	$22.56	$20.00

Investment Activities:
Net investment income (loss)(b)	(0.23)		(0.21)	(0.20)	(0.18)	(0.11)
Net realized and unrealized gains (losses) on investments	0.37	(c)	2.84	(5.92)	(5.45)	2.67

Total from investment activities	0.14		2.63	(6.12)	(5.63)	2.56

Net asset value, end of period	$13.58		$13.44	$10.81	$16.93	$22.56

Total Return	1.04%		24.33%	(36.15)%	(24.96)%	12.80%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.97%		4.54%	4.83%	3.58%	3.34%
Net expenses(e)	2.95%		2.95%	2.95%	2.95%	2.95%
Net investment income (loss)(e)	(1.61)%		(1.77)%	(1.52)%	(1.02)%	(0.94)%

Supplemental Data:
Net assets, end of period (000’s)	$1,457		$424	$105	$468	$1,632
Portfolio turnover rate(f)	1,198%		1,904%	1,884%	1,143%	1,011%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	129

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Industrials UltraSector ProFund

Investor Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.12)
Net realized and unrealized gains (losses) on investments	5.91	(c)

Total from investment activities	5.79

Net asset value, end of period	$35.79

Total Return	19.30%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.83%
Net expenses(e)	1.83%
Net investment income (loss)(e)	(0.43)%

Supplemental Data:
Net assets, end of period (000’s)	$2,713
Portfolio turnover rate(f)	1,419%	(d)
Service Class
	For the period January 30, 2004(a) through December 31, 2004
Net asset value, beginning of period	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.41)
Net realized and unrealized gains (losses) on investments	5.87	(c)

Total from investment activities	5.46

Net asset value, end of period	$35.46

Total Return	18.20%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.83%
Net expenses(e)	2.83%
Net investment income (loss)(e)	(1.43)%

Supplemental Data:
Net assets, end of period (000’s)	$70
Portfolio turnover rate(f)	1,419%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

130	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Internet UltraSector ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$61.44	$26.84	$64.32	$272.00	$1,000.00

Investment Activities:
Net investment income (loss)(c)	(0.79)	(0.74)	(0.46)	(0.85)	2.00
Net realized and unrealized gains (losses) on investments	19.64	35.34	(37.02)	(206.83)	(730.00)

Total from investment activities	18.85	34.60	(37.48)	(207.68)	(728.00)

Net asset value, end of period	$80.29	$61.44	$26.84	$64.32	$272.00

Total Return	30.68%	128.91%	(58.27)%	(76.35)%	(72.80)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.54%	1.74%	2.24%	3.59%	3.99%
Net expenses(e)	1.54%	1.73%	1.95%	1.95%	1.59%
Net investment income (loss)(e)	(1.21)%	(1.50)%	(1.54)%	(1.13)%	0.46%

Supplemental Data:
Net assets, end of period (000’s)	$99,944	$31,165	$5,357	$6,550	$718
Portfolio turnover rate(f)	614%	932%	1,867%	1,742%	2,401%	(d)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$58.72	$25.90	$62.37	$270.50	$1,000.00

Investment Activities:
Net investment income (loss)(c)	(1.43)	(1.21)	(0.80)	(1.53)	(2.50)
Net realized and unrealized gains (losses) on investments	18.69	34.03	(35.67)	(206.60)	(727.00)

Total from investment activities	17.26	32.82	(36.47)	(208.13)	(729.50)

Net asset value, end of period	$75.98	$58.72	$25.90	$62.37	$270.50

Total Return	29.39%	126.72%	(58.47)%	(76.94)%	(72.95)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.54%	2.74%	3.04%	4.59%	5.20%
Net expenses(e)	2.54%	2.73%	2.90%	2.95%	2.79%
Net investment income (loss)(e)	(2.21)%	(2.50)%	(2.47)%	(2.24)%	(0.63)%

Supplemental Data:
Net assets, end of period (000’s)	$21,363	$3,741	$765	$1,014	$181
Portfolio turnover rate(f)	614%	932%	1,867%	1,742%	2,401%	(d)
(a)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	131

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Mobile Telecommunications UltraSector ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$10.83	$6.54		$33.32	$57.10	$200.00

Investment Activities:
Net investment income (loss)(c)	(0.12)	(0.09)		(0.06)	(0.32)	0.20
Net realized and unrealized gains (losses) on investments	7.36	4.38	(d)	(26.72)	(23.46)	(143.10)

Total from investment activities	7.24	4.29		(26.78)	(23.78)	(142.90)

Net asset value, end of period	$18.07	$10.83		$6.54	$33.32	$57.10

Total Return	66.85%	65.60%		(80.37)%	(41.65)%	(71.45)%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.64%	2.15%		2.30%	3.34%	3.45%
Net expenses(f)	1.64%	1.94%		1.95%	1.95%	1.79%
Net investment income (loss)(f)	(0.80)%	(1.16)%		(0.75)%	(0.62)%	0.39%

Supplemental Data:
Net assets, end of period (000’s)	$67,289	$9,170		$3,448	$1,770	$496
Portfolio turnover rate(g)	645%	2,818%		3,129%	2,512%	2,165%	(e)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003		For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$10.38	$6.37		$32.69	$56.80	$200.00

Investment Activities:
Net investment income (loss)(c)	(0.26)	(0.17)		(0.11)	(0.78)	(0.50)
Net realized and unrealized gains (losses) on investments	7.02	4.18	(d)	(26.21)	(23.33)	(142.70)

Total from investment activities	6.76	4.01		(26.32)	(24.11)	(143.20)

Net asset value, end of period	$17.14	$10.38		$6.37	$32.69	$56.80

Total Return	65.13%	62.95%		(80.51)%	(42.45)%	(71.60)%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	2.63%	3.15%		3.26%	4.34%	4.56%
Net expenses(f)	2.63%	2.94%		2.90%	2.95%	2.91%
Net investment income (loss)(f)	(1.79)%	(2.16)%		(1.34)%	(1.37)%	(0.92)%

Supplemental Data:
Net assets, end of period (000’s)	$12,491	$566		$250	$101	$174
Portfolio turnover rate(g)	645%	2,818%		3,129%	2,512%	2,165%	(e)
(a)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

132	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Oil & Gas UltraSector ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$15.66		$11.80	$15.90	$20.82	$20.00

Investment Activities:
Net investment income (loss)(b)	—	(c)	(0.02)	(0.03)	0.11	0.24
Net realized and unrealized gains (losses) on investments	7.20		3.88	(4.07)	(5.03)	0.58

Total from investment activities	7.20		3.86	(4.10)	(4.92)	0.82

Distributions to Shareholders from:
Net realized gains on investments	(0.45)		—	—	—	—

Net asset value, end of period	$22.41		$15.66	$11.80	$15.90	$20.82

Total Return	45.98%		32.71%	(25.79)%	(23.63)%	4.10%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.64%		2.09%	2.66%	2.75%	2.83%
Net expenses(e)	1.64%		1.94%	1.95%	1.95%	1.59%
Net investment income (loss)(e)	(0.03)%		(0.12)%	(0.21)%	0.59%	2.24%

Supplemental Data:
Net assets, end of period (000’s)	$44,530		$37,753	$3,330	$5,243	$7,640
Portfolio turnover rate(f)	634%		2,032%	2,399%	1,610%	2,784%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$15.13		$11.52	$15.65	$20.72	$20.00

Investment Activities:
Net investment income (loss)(b)	(0.18)		(0.14)	(0.21)	(0.09)	(0.11)
Net realized and unrealized gains (losses) on investments	6.93		3.75	(3.92)	(4.98)	0.83

Total from investment activities	6.75		3.61	(4.13)	(5.07)	0.72

Distributions to Shareholders from:
Net realized gains on investments	(0.45)		—	—	—	—

Net asset value, end of period	$21.43		$15.13	$11.52	$15.65	$20.72

Total Return	44.61%		31.34%	(26.39)%	(24.47)%	3.60%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.64%		3.09%	3.26%	3.75%	4.14%
Net expenses(e)	2.64%		2.94%	2.93%	2.95%	2.91%
Net investment income (loss)(e)	(1.03)%		(1.12)%	(1.37)%	(0.47)%	(1.03)%

Supplemental Data:
Net assets, end of period (000’s)	$10,932		$3,956	$263	$335	$1,059
Portfolio turnover rate(f)	634%		2,032%	2,399%	1,610%	2,784%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	133

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Pharmaceuticals UltraSector ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 28, 2000(a) through December 31, 2000
Net asset value, beginning of period	$11.61		$10.77		$16.54	$23.23	$20.00

Investment Activities:
Net investment income (loss)(b)	—	(c)	(0.05)		(0.02)	(0.07)	0.13
Net realized and unrealized gains (losses) on investments	(1.84)		0.89	(d)	(5.75)	(6.62)	3.10

Total from investment activities	(1.84)		0.84		(5.77)	(6.69)	3.23

Net asset value, end of period	$9.77		$11.61		$10.77	$16.54	$23.23

Total Return	(15.85)%		7.80%		(34.89)%	(28.80)%	16.15%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.90%		2.20%		3.11%	2.33%	2.55%
Net expenses(f)	1.90%		1.95%		1.95%	1.95%	1.93%
Net investment income (loss)(f)	0.02%		(0.50)%		(0.18)%	(0.38)%	1.27%

Supplemental Data:
Net assets, end of period (000’s)	$14,459		$8,229		$2,342	$15,290	$3,470
Portfolio turnover rate(g)	607%		4,437%		2,548%	1,469%	1,486%	(e)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003		For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 28, 2000(a) through December 31, 2000
Net asset value, beginning of period	$11.28		$10.54		$16.29	$23.13	$20.00

Investment Activities:
Net investment income (loss)(b)	(0.11)		(0.16)		(0.05)	(0.07)	(0.19)
Net realized and unrealized gains (losses) on investments	(1.78)		0.90	(d)	(5.70)	(6.77)	3.32

Total from investment activities	(1.89)		0.74		(5.75)	(6.84)	3.13

Net asset value, end of period	$9.39		$11.28		$10.54	$16.29	$23.13

Total Return	(16.67)%		7.02%		(35.30)%	(29.57)%	15.65%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	2.90%		3.20%		3.38%	3.33%	3.56%
Net expenses(f)	2.90%		2.95%		2.91%	2.95%	2.94%
Net investment income (loss)(f)	(0.98)%		(1.50)%		(0.44)%	(0.40)%	(1.72)%

Supplemental Data:
Net assets, end of period (000’s)	$675		$892		$221	$440	$5,700
Portfolio turnover rate(g)	607%		4,437%		2,548%	1,469%	1,486%	(e)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

134	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Precious Metals UltraSector ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period June 3, 2002(a) through December 31, 2002
Net asset value, beginning of period	$36.13	$22.77	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.02)	(0.18)	(0.06)
Net realized and unrealized gains (losses) on investments	(6.12)	13.54	(7.17)

Total from investment activities	(6.14)	13.36	(7.23)

Net asset value, end of period	$29.99	$36.13	$22.77

Total Return	(16.99)%	58.67%	(24.10)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.46%	1.69%	2.56%
Net expenses(d)	1.46%	1.68%	1.93%
Net investment income (loss)(d)	(0.08)%	(0.67)%	(0.51)%

Supplemental Data:
Net assets, end of period (000’s)	$46,862	$54,157	$22,686
Portfolio turnover rate(e)	—	—	—	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period June 3, 2002(a) through December 31, 2002
Net asset value, beginning of period	$35.63	$22.67	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.31)	(0.43)	(0.18)
Net realized and unrealized gains (losses) on investments	(6.04)	13.39	(7.15)

Total from investment activities	(6.35)	12.96	(7.33)

Net asset value, end of period	$29.28	$35.63	$22.67

Total Return	(17.82)%	57.17%	(24.43)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.46%	2.69%	3.25%
Net expenses(d)	2.46%	2.68%	2.94%
Net investment income (loss)(d)	(1.08)%	(1.67)%	(1.44)%

Supplemental Data:
Net assets, end of period (000’s)	$4,972	$5,584	$1,790
Portfolio turnover rate(e)	—	—	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	135

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Real Estate UltraSector ProFund

Investor Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$25.79		$18.42	$21.92	$21.81	$20.00

Investment Activities:
Net investment income (loss)(b)	0.66		0.62	0.90	1.04	0.62
Net realized and unrealized gains (losses) on investments	10.38	(c)	8.15	(2.22)	0.92	2.10

Total from investment activities	11.04		8.77	(1.32)	1.96	2.72

Distributions to Shareholders from:
Net investment income	(0.28)		(1.40)	(1.87)	(1.44)	(0.75)
Return of capital	(0.16)		—	(0.31)	(0.41)	(0.16)

Total distributions	(0.44)		(1.40)	(2.18)	(1.85)	(0.91)

Net asset value, end of period	$36.39		$25.79	$18.42	$21.92	$21.81

Total Return	42.95%		49.87%	(6.82)%	9.11%	13.49%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.55%		1.84%	2.31%	1.99%	2.10%
Net expenses(e)	1.55%		1.84%	1.95%	1.95%	1.58%
Net investment income (loss)(e)	2.23%		2.82%	4.01%	4.52%	5.31%

Supplemental Data:
Net assets, end of period (000’s)	$47,120		$15,800	$6,603	$6,345	$9,704
Portfolio turnover rate(f)	1,303%		2,478%	4,862%	2,461%	1,617%	(d)
Service Class
	For the year ended December 31, 2004		For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(a) through December 31, 2000
Net asset value, beginning of period	$26.64		$19.09	$21.75	$21.73	$20.00

Investment Activities:
Net investment income (loss)(b)	0.36		0.40	(0.03)	0.42	0.89
Net realized and unrealized gains (losses) on investments	10.68	(c)	8.35	(1.44)	1.25	1.67

Total from investment activities	11.04		8.75	(1.47)	1.67	2.56

Distributions to Shareholders from:
Net investment income	(0.24)		(1.20)	(0.88)	(1.28)	(0.68)
Return of capital	(0.16)		—	(0.31)	(0.37)	(0.15)

Total distributions	(0.40)		(1.20)	(1.19)	(1.65)	(0.83)

Net asset value, end of period	$37.28		$26.64	$19.09	$21.75	$21.73

Total Return	41.60%		47.80%	(7.42)%	7.79%	12.73%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.55%		2.84%	3.04%	2.99%	3.10%
Net expenses(e)	2.55%		2.84%	2.93%	2.95%	2.58%
Net investment income (loss)(e)	1.23%		1.82%	(0.11)%	1.81%	7.96%

Supplemental Data:
Net assets, end of period (000’s)	$6,532		$8,557	$72	$788	$5,994
Portfolio turnover rate(f)	1,303%		2,478%	4,862%	2,461%	1,617%	(d)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

136	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Semiconductor UltraSector ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$28.70	$11.64	$38.89	$58.40	$200.00

Investment Activities:
Net investment income (loss)(c)	(0.23)	(0.31)	(0.27)	(0.36)	0.20
Net realized and unrealized gains (losses) on investments	(9.76)	17.37	(26.98)	(19.15)	(141.80)

Total from investment activities	(9.99)	17.06	(27.25)	(19.51)	(141.60)

Net asset value, end of period	$18.71	$28.70	$11.64	$38.89	$58.40

Total Return	(34.81)%	146.56%	(70.07)%	(33.41)%	(70.80)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.65%	1.76%	2.38%	2.89%	3.10%
Net expenses(e)	1.65%	1.76%	1.95%	1.95%	1.87%
Net investment income (loss)(e)	(1.06)%	(1.38)%	(1.26)%	(0.82)%	0.31%

Supplemental Data:
Net assets, end of period (000’s)	$32,555	$43,859	$3,643	$6,431	$1,947
Portfolio turnover rate(f)	468%	1,116%	1,926%	1,439%	1,456%	(d)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$27.65	$11.33	$38.28	$58.00	$200.00

Investment Activities:
Net investment income (loss)(c)	(0.43)	(0.52)	(0.57)	(0.87)	(0.40)
Net realized and unrealized gains (losses) on investments	(9.36)	16.84	(26.38)	(18.85)	(141.60)

Total from investment activities	(9.79)	16.32	(26.95)	(19.72)	(142.00)

Net asset value, end of period	$17.86	$27.65	$11.33	$38.28	$58.00

Total Return	(35.41)%	144.04%	(70.40)%	(34.00)%	(71.00)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.65%	2.76%	3.34%	3.89%	4.17%
Net expenses(e)	2.65%	2.76%	2.91%	2.95%	2.94%
Net investment income (loss)(e)	(2.06)%	(2.38)%	(2.33)%	(2.01)%	(0.73)%

Supplemental Data:
Net assets, end of period (000’s)	$3,705	$4,975	$418	$999	$285
Portfolio turnover rate(f)	468%	1,116%	1,926%	1,439%	1,456%	(d)
(a)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	137

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Technology UltraSector ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$27.36	$15.97	$37.19	$76.60	$200.00

Investment Activities:
Net investment income (loss)(c)	0.18	(0.29)	(0.28)	(0.35)	0.10
Net realized and unrealized gains (losses) on investments	(0.81)	11.68	(20.94)	(39.06)	(123.50)

Total from investment activities	(0.63)	11.39	(21.22)	(39.41)	(123.40)

Distributions to Shareholders from:
Net investment income	(0.11)	—	—	—	—

Net asset value, end of period	$26.62	$27.36	$15.97	$37.19	$76.60

Total Return	(2.31)%	71.32%	(57.06)%	(51.45)%	(61.70)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.95%	2.19%	2.51%	2.88%	4.63%
Net expenses(e)	1.95%	1.95%	1.95%	1.95%	1.62%
Net investment income (loss)(e)	0.73%	(1.35)%	(1.23)%	(0.71)%	0.17%

Supplemental Data:
Net assets, end of period (000’s)	$10,781	$6,649	$2,647	$8,472	$2,517
Portfolio turnover rate(f)	743%	1,689%	1,491%	1,177%	1,088%	(d)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$26.85	$15.80	$36.93	$76.50	$200.00

Investment Activities:
Net investment income (loss)(c)	(0.06)	(0.51)	(0.50)	(0.86)	(0.70)
Net realized and unrealized gains (losses) on investments	(0.80)	11.56	(20.63)	(38.71)	(122.80)

Total from investment activities	(0.86)	11.05	(21.13)	(39.57)	(123.50)

Distributions to Shareholders from:
Net investment income	(0.11)	—	—	—	—

Net asset value, end of period	$25.88	$26.85	$15.80	$36.93	$76.50

Total Return	(3.21)%	69.94%	(57.22)%	(51.73)%	(61.75)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.91%	3.19%	2.97%	3.88%	5.93%
Net expenses(e)	2.91%	2.95%	2.49%	2.95%	2.92%
Net investment income (loss)(e)	(0.23)%	(2.35)%	(1.96)%	(1.87)%	(1.09)%

Supplemental Data:
Net assets, end of period (000’s)	$3,449	$727	$160	$575	$228
Portfolio turnover rate(f)	743%	1,689%	1,491%	1,177%	1,088%	(d)
(a)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

138	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Telecommunications UltraSector ProFund

Investor Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$17.04	$17.13	$37.59	$51.05	$100.00

Investment Activities:
Net investment income (loss)(c)	0.22	0.45	(0.11)	0.02	0.40
Net realized and unrealized gains (losses) on investments	3.71	(0.39)	(20.35)	(13.48)	(49.35)

Total from investment activities	3.93	0.06	(20.46)	(13.46)	(48.95)

Distributions to Shareholders from:
Net investment income	(0.13)	(0.15)	—	—	—

Net asset value, end of period	$20.84	$17.04	$17.13	$37.59	$51.05

Total Return	23.06%	0.39%	(54.43)%	(26.37)%	(48.95)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.92%	3.22%	2.58%	3.71%	4.70%
Net expenses(e)	1.92%	1.95%	1.94%	1.95%	1.92%
Net investment income (loss)(e)	1.15%	2.78%	(0.63)%	0.05%	1.15%

Supplemental Data:
Net assets, end of period (000’s)	$7,727	$4,752	$5,438	$3,457	$385
Portfolio turnover rate(f)	1,252%	3,034%	3,606%	2,713%	1,515%	(d)
Service Class (a)
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001	For the period June 19, 2000(b) through December 31, 2000
Net asset value, beginning of period	$16.58	$16.75	$37.09	$50.80	$100.00

Investment Activities:
Net investment income (loss)(c)	0.04	0.30	(0.26)	2.06	0.45
Net realized and unrealized gains (losses) on investments	3.58	(0.36)	(20.08)	(15.77)	(49.65)

Total from investment activities	3.62	(0.06)	(20.34)	(13.71)	(49.20)

Distributions to Shareholders from:
Net investment income	(0.13)	(0.11)	—	—	—

Net asset value, end of period	$20.07	$16.58	$16.75	$37.09	$50.80

Total Return	21.83%	(0.33)%	(54.84)%	(26.99)%	(49.20)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.92%	4.22%	3.99%	4.71%	5.38%
Net expenses(e)	2.92%	2.95%	2.93%	2.95%	2.60%
Net investment income (loss)(e)	0.15%	1.78%	(1.41)%	4.13%	1.21%

Supplemental Data:
Net assets, end of period (000’s)	$2,009	$1,469	$340	$165	$154
Portfolio turnover rate(f)	1,252%	3,034%	3,606%	2,713%	1,515%	(d)
(a)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	139

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Utilities UltraSector ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period July 26, 2000(a) through December 31, 2000
Net asset value, beginning of period	$12.87	$9.97	$16.07		$28.10	$20.00

Investment Activities:
Net investment income (loss)(b)	0.19	0.12	0.24		0.41	0.23
Net realized and unrealized gains (losses) on investments	3.91	2.84	(6.19)		(12.39)	7.87

Total from investment activities	4.10	2.96	(5.95)		(11.98)	8.10

Distributions to Shareholders from:
Net investment income	(0.12)	(0.06)	(0.15)		(0.05)	—

Net asset value, end of period	$16.85	$12.87	$9.97		$16.07	$28.10

Total Return	31.85%	29.69%	(37.00)%		(42.65)%	40.50%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.89%	2.17%	2.40%		5.52%	2.41%
Net expenses(d)	1.89%	1.95%	1.93%		1.95%	1.60%
Net investment income (loss)(d)	1.30%	1.09%	1.89%		1.87%	2.09%

Supplemental Data:
Net assets, end of period (000’s)	$14,316	$12,526	$6,134		$5,016	$1,037
Portfolio turnover rate(e)	1,001%	2,402%	2,370%		3,101%	1,811%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002		For the year ended December 31, 2001	For the period July 26, 2000(a) through December 31, 2000
Net asset value, beginning of period	$12.62	$9.83	$15.95		$28.02	$20.00

Investment Activities:
Net investment income (loss)(b)	0.05	0.01	—	(f)	0.10	0.28
Net realized and unrealized gains (losses) on investments	3.79	2.78	(5.99)		(12.17)	7.74

Total from investment activities	3.84	2.79	(5.99)		(12.07)	8.02

Distributions to Shareholders from:
Net investment income	(0.12)	—	(0.13)		—	—

Net asset value, end of period	$16.34	$12.62	$9.83		$15.95	$28.02

Total Return	30.42%	28.38%	(37.53)%		(43.08)%	40.10%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.89%	3.17%	3.65%		6.52%	3.74%
Net expenses(d)	2.89%	2.95%	2.95%		2.95%	2.92%
Net investment income (loss)(d)	0.30%	0.09%	(0.03)%		0.44%	2.52%

Supplemental Data:
Net assets, end of period (000’s)	$5,754	$2,353	$3,247		$664	$1,912
Portfolio turnover rate(e)	1,001%	2,402%	2,370%		3,101%	1,811%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(f)	Amount is less than $0.005.

140	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

U.S. Government Plus ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$31.33	$33.73	$30.00

Investment Activities:
Net investment income (loss)(b)	0.86	0.21	0.09
Net realized and unrealized gains (losses) on investments	1.82	(1.24)	5.00

Total from investment activities	2.68	(1.03)	5.09

Distributions to Shareholders from:
Net investment income	(0.92)	(0.18)	(0.90)
Net realized gains on investments	(1.46)	—	(0.46)
Return of capital	—	(1.19)	—

Total distributions	(2.38)	(1.37)	(1.36)

Net asset value, end of period	$31.63	$31.33	$33.73

Total Return	8.78%	(3.13)%	17.15%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.20%	1.57%	2.12%
Net expenses(d)	1.20%	1.57%	1.69%
Net investment income (loss)(d)	2.72%	0.63%	0.40%

Supplemental Data:
Net assets, end of period (000’s)	$24,088	$6,610	$8,891
Portfolio turnover rate(e)	4,947%	3,932%	836%	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$31.33	$33.76	$30.00

Investment Activities:
Net investment income (loss)(b)	0.54	(0.12)	(0.14)
Net realized and unrealized gains (losses) on investments	1.81	(1.26)	4.99

Total from investment activities	2.35	(1.38)	4.85

Distributions to Shareholders from:
Net investment income	(0.70)	(0.14)	(0.63)
Net realized gains on investments	(1.46)	—	(0.46)
Return of capital	—	(0.91)	—

Total distributions	(2.16)	(1.05)	(1.09)

Net asset value, end of period	$31.52	$31.33	$33.76

Total Return	7.67%	(4.17)%	16.27%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.20%	2.57%	2.92%
Net expenses(d)	2.20%	2.57%	2.69%
Net investment income (loss)(d)	1.72%	(0.37)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$5,239	$1,430	$9,215
Portfolio turnover rate(e)	4,947%	3,932%	836%	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	141

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Rising Rates Opportunity ProFund

Investor Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$23.65	$24.56	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.02)	(0.15)	(0.09)
Net realized and unrealized gains (losses) on investments	(2.54)	(0.76)	(5.35)

Total from investment activities	(2.56)	(0.91)	(5.44)

Net asset value, end of period	$21.09	$23.65	$24.56

Total Return	(10.82)%	(3.71)%	(18.13)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.42%	1.57%	1.94%
Net expenses(d)	1.42%	1.57%	1.94%
Net investment income (loss)(d)	(0.09)%	(0.61)%	(0.54)%

Supplemental Data:
Net assets, end of period (000’s)	$623,000	$240,555	$9,220
Portfolio turnover rate(e)	—	—	—	(c)
Service Class
	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net asset value, beginning of period	$23.37	$24.50	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.24)	(0.39)	(0.27)
Net realized and unrealized gains (losses) on investments	(2.50)	(0.74)	(5.23)

Total from investment activities	(2.74)	(1.13)	(5.50)

Net asset value, end of period	$20.63	$23.37	$24.50

Total Return	(11.72)%	(4.61)%	(18.33)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.42%	2.57%	2.94%
Net expenses(d)	2.42%	2.57%	2.94%
Net investment income (loss)(d)	(1.09)%	(1.61)%	(1.56)%

Supplemental Data:
Net assets, end of period (000’s)	$59,352	$20,423	$1,956
Portfolio turnover rate(e)	—	—	—	(c)
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

142	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Money Market ProFund

Investor Class
For the year ended December 31,	2004		2003		2002		2001	2000
Net asset value, beginning of period	1.000		1.000		$1.000		$1.000	$1.000

Investment Activities:
Net investment income (loss)(a)	0.006		0.003		0.009	(c)	0.032	0.056
Net realized and unrealized gains (losses) on investments	—	(b)	—	(b)	—		—	—

Total from investment activities	0.006		0.003		0.009		0.032	0.056

Distributions to Shareholders from:
Net investment income	(0.006)		(0.003)		(0.009)		(0.032)	(0.056)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return	0.61%		0.31%		0.94%		3.28%	5.74%

Ratios to Average Net Assets:
Gross expenses(a)	0.82%		0.93%		1.03%		1.08%	0.86%
Net expenses(a)	0.82%		0.93%		0.98%		1.08%	0.86%
Net investment income (loss)(a)	0.59%		0.31%		0.93%		3.30%	5.62%

Supplemental Data:
Net assets, end of period (000’s)	$447,156		$398,934		$447,211		$298,546	$355,692
Service Class
For the year ended December 31,	2004		2003		2002		2001	2000
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000	$1.000

Investment Activities:
Net investment income (loss)(a)	0.001		—	(b)	0.001	(c)	0.022	0.046
Net realized and unrealized gains (losses) on investments	—	(b)	—	(b)	—		—	—

Total from investment activities	0.001		—	(b)	0.001		0.022	0.046

Distributions to Shareholders from:
Net investment income	(0.001)		—	(b)	(0.001)		(0.022)	(0.046)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return	0.08%		0.05%		0.06%		2.26%	4.69%

Ratios to Average Net Assets:
Gross expenses(a)	1.33%		1.18%		1.78%		2.06%	1.85%
Net expenses(a)	1.33%		1.18%		1.72%		2.06%	1.85%
Net investment income (loss)(a)	0.08%		0.06%		0.06%		2.39%	4.65%

Supplemental Data:
Net assets, end of period (000’s)	$62,857		$105,320		$173,646		$100,175	$165,838
(a)	Per share amounts and percentages include the amounts allocated from the Scudder Cash Management Portfolio Master Fund.
(b)	Amount is less than $0.0005.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.

Financial Highlights >	143

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ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Financial Professionals: (888) PRO-5717   (888) 776-5717

For All Others:                   (888) PRO-FNDS (888) 776-3637

Or: (614) 470-8122

Fax Number: (800) 782-4797

Website Address

www.profunds.com

Additional information about certain investments of the ProFunds is available in the annual and semi-annual reports to shareholders of the ProFunds. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds in its current Statement of Additional Information, dated May 1, 2005, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this Prospectus. A copy of the Statement of Additional Information, annual and semi-annual reports are available, free of charge, on-line at www.profunds.com. You may also receive a free copy of a Statement of Additional Information, or the annual or semi-annual reports, or ask questions about investing in ProFunds, by writing us at the address set forth above:

You can find reports and other information about ProFunds on the SEC’s website (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund and Not just funds, ProFunds are trademarks of ProFunds Advisors LLC.

ProFunds Executive Offices

Bethesda, MD

Investment Company Act File No. 811-08239

PRO0505